Registration Nos:     2-62492
                                                                      811-2865
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [  X  ]

                    Pre Effective Amendment No.                     [     ]
                    Post Effective Amendment No. 72                 [  X  ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [  X  ]

                    Amendment No. 70                                [  X  ]

                             COLUMBIA FUNDS TRUST IV
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                     (Address of Principal Executive Office)

                                 (617) 426-3750
              (Registrant's Telephone Number, Including Area Code)

Name and Address of Agent for Service:       Copy to:

R. Scott Henderson, Esquire                  John M. Loder, Esquire
Columbia Management Advisors, Inc.           Ropes & Gray
One Financial Center                         One International Place
Boston, Massachusetts  02111                 Boston, Massachusetts  02110-2624

                                             Cameron S. Avery, Esquire
                                             Bell, Boyd & Lloyd LLC
                                             70 West Madison Street, Suite 3300
                                             Chicago, IL  60602-4207

It is proposed that this filing will become effective (check appropriate box):
[     ]             immediately upon filing pursuant to paragraph (b).
[  X  ]             on August 1, 2005 pursuant to paragraph (b).
[     ]             60 days after filing pursuant to paragraph (a)(1).
[     ]             on (date) pursuant to paragraph (a)(1) of Rule 485.
[     ]             75 days after filing pursuant to paragraph (a)(2).
[     ]             on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[     ]             this post-effective amendment designates a new effective
                    date for a previously filed
                    post-effective amendment.

                      COLUMBIA MUNICIPAL MONEY MARKET FUND
                                  (THE "FUND")


               SUPPLEMENT TO THE PROSPECTUSES DATED AUGUST 1, 2005

The Board of Trustees of the Fund has approved a proposal to reorganize the Fund into Nations Municipal Reserves (the "Acquiring Fund"), subject to approval by shareholders of the Fund. If shareholders of the Fund approve the proposal relating to the reorganization of the Fund, all of the assets of the Fund will be transferred to the Acquiring Fund and shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares. Shareholders of the Fund are scheduled to vote on the proposal relating to the reorganization of their Fund at a special meeting of shareholders currently expected to be held in the fourth quarter of 2005. If approved at the special meeting, the reorganization is proposed to take place within a reasonable time thereafter.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Acquiring Fund, nor is it a solicitation of any proxy. For more information regarding the Acquiring Fund, or to receive a free copy of a prospectus/proxy statement relating to a proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganizations has been filed with the Securities and Exchange Commission and becomes effective, please call 1-800-345-6611 or visit the Fund's website at www.columbiafunds.com. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.


SUP-47/89311-0705                                                August 1, 2005

COLUMBIA MUNICIPAL MONEY MARKET FUND  Prospectus, August 1, 2005


CLASS A, B AND C SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   5


YOUR ACCOUNT                                            7
---------------------------------------------------------
How to Buy Shares....................................   7
Investment Minimums..................................   7
Sales Charges........................................   8
How to Exchange Shares...............................  12
How to Sell Shares...................................  12
Distribution and Service Fees........................  13
Other Information About Your Account.................  14

MANAGING THE FUND                                      17
---------------------------------------------------------
Investment Advisor...................................  17
Legal Proceedings....................................  17

FINANCIAL HIGHLIGHTS                                   19
---------------------------------------------------------

APPENDIX A


INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND'S $1.00 NET ASSET VALUE PER SHARE WILL BE MAINTAINED.
Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks maximum current income exempt from federal income tax consistent with capital preservation and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests principally in high-quality, tax-exempt money market securities. Money market funds are subject to strict rules that require them to buy individual securities that have remaining maturities of 13 months or less, maintain an average dollar-weighted portfolio maturity of 90 days or less, and buy only high-quality, dollar-denominated obligations. Under normal conditions, at least 80% of the Fund's investments will produce income that is exempt from federal income tax.

At times, the Fund may invest 25% or more of its total assets in tax-exempt money market securities whose issuers are located in the same state.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

             -------------------------------------------------------------------

              UNDERSTANDING TAX-EXEMPT SECURITIES

              Tax-exempt securities are issued by state and local
              governments for various public purposes. The interest on tax-exempt securities typically is not subject to federal income tax. As a result, the yields on tax-exempt securities are generally lower than the yields on taxable bonds with
              similar maturities. Tax-exempt bond funds may be appropriate for investors in high tax brackets who seek current income that is free from federal income tax.
             -------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. The municipal securities market is also subject to uncertainties related to taxation, changes in legislation and the rights of municipal security holders. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

----
 2

THE FUND

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, the Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest ni special revenue obligations, including asset-backed securities and debt securities issued by private entities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security or the entity responsible for payment of a special revenue obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer or the entity responsible for payment of a special revenue obligation may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income. Because the Fund can invest more than 25% of its total assets in securities whose issuers are located in the same state, economic, business or political developments or changes affecting one such security could similarly affect other securities.

Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or the private company backing the project, rather than to the credit of the state or local government issuer of the bonds.

The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations. The Fund is permitted to invest all of its assets in bonds subject to the alternative minimum tax. Consult your tax advisor for more information.

                                                                            ----

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's
              average performance over the past one-year, five-year and
              ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and
              current sales charges. Class B share returns do not reflect
              Class A share returns after conversion of Class B shares to
              Class A shares (see the section "Your Account -- Sales
              Charges").
             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS A)


                                  (BAR CHART)

                        3.35%      2.94%      3.07%      2.88%      2.72%      3.58%      2.35%      0.95%      0.50%      0.65%
                        1995       1996       1997       1998       1999       2000       2001       2002       2003       2004




            The Class's year-to-date total return         For the periods shown in bar chart:
            through June 30, 2005 was 0.80%.              Best quarter: 2nd quarter 2000, +0.95%
                                                          Worst quarter: 3rd quarter 2003, +0.08%


----
 4

THE FUND


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004(1)



                                                                1 YEAR          5 YEARS         10 YEARS
Class A (%)                                                       0.65%          1.60%            2.29%
--------------------------------------------------------------------------------------------------------
Class B (%)                                                     -4.89%           0.49%            1.54%
--------------------------------------------------------------------------------------------------------
Class C (%)                                                     -0.72%           1.21%            1.83%(2)


For current 7-day yield information, please call 1-800-345-6611.

 (1) Prior to July 15, 2002, the Fund was part of a master fund/feeder fund structure, which invested all of its assets in the SR&F Municipal Money Market Portfolio, a municipal money market master fund that had the same investment goal as the Fund. Although the performance does take current sales charges into account, it has not been adjusted to take into account the fact that the classes offered subsequent to September 28, 1995, the commencement of the master fund/feeder fund structure, bear different class specific expenses than the Portfolio (such as Rule 12b-1 fees). If differences in expenses had been reflected, the returns shown for periods prior to the conversion to a master fund/feeder fund structure would have been different.

 (2) Class C is a newer class of shares. Its performance information includes returns of the Fund's Class B shares for periods prior to its inception. Class B shares would have substantially similar annual returns because Class B and Class C shares generally have similar expense structures. Class A shares were initially offered on June 16, 1987, Class B shares were initially offered on May 5, 1992 and Class C shares were initially offered on August 1, 1997.

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.


              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.


              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
             -------------------------------------------------------------------

                                                                            ----

THE FUND

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                CLASS A         CLASS B         CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                          0.00            0.00            0.00
-------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                1.00(2)         5.00            1.00
-------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)              (3)             (3)             (3)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

 (3) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                                CLASS A         CLASS B         CLASS C
Management fee(1) (%)                                            0.50            0.50            0.50
-------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                        0.00            1.00            1.00(2)
-------------------------------------------------------------------------------------------------------
Other expenses(3)(4) (%)                                         0.30            0.30            0.30
-------------------------------------------------------------------------------------------------------
Total annual fund operating expenses(3) (%)                      0.80            1.80            1.80(2)


 (1) The Fund pays a management fee of 0.25% and an administration fee of 0.25%.

 (2) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table the 12b-1 fee for Class C shares would be 0.40% and total annual fund operating expenses for Class C shares would be 1.10% (taking into account the reimbursement discussed in footnote (3) below). This arrangement may be modified or terminated by the distributor at any time.

 (3) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.70%. If this reimbursement were reflected in the table, other expenses for each share class would be 0.20% and total annual fund operating expenses for Class A, B and C shares would be 0.70%, 1.70% and 1.10%, respectively (taking into account the 12b-1 fee waiver discussed in footnote (2) above). This arrangement may be modified or terminated by the advisor at any time.

 (4) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A                                                           $ 82           $255           $  444           $  990
------------------------------------------------------------------------------------------------------------------------
Class B:  did not sell your shares                                $183           $566           $  975           $1,852
          sold all your shares at
          the end of the period                                   $683           $866           $1,175           $1,852
------------------------------------------------------------------------------------------------------------------------
Class C:  did not sell your shares                                $183           $566           $  975           $2,116
          sold all your shares at
          the end of the period                                   $283           $566           $  975           $2,116



See Appendix A for additional hypothetical investment and expense information.


----
 6

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. Your financial advisor may charge you fees for executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to the transfer agent, Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class (and, in some cases, certain other classes) of the Fund at no additional cost. There may be an additional sales charge if exchanging from a money market
                       fund. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. There may be an
                       additional sales charge if exchanging from a money market
                       fund. Be sure to complete the appropriate section of the
                       account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares (and in some
                       cases certain other classes) of the Fund at no
                       additional sales charge. There may be an additional sales
                       charge if exchanging from a money market fund. To invest
                       your dividends in the Fund, call 1-800-345-6611.



INVESTMENT MINIMUMS

--------------------------------------------------------------------------------

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For participants in the Automatic Investment Plan the initial investment minimum is $50. For participants in certain retirement plans the initial investment minimum is $25. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



Please see the Statement of Additional Information for more details on investment minimums.


                                                                            ----

YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge ("CDSC") when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.


             -------------------------------------------------------------------
CHOOSING A SHARE CLASS

              The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

              The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a
              separate prospectus provided to eligible institutional and other investors.
             -------------------------------------------------------------------

CLASS A SHARES Your purchases of Class A shares are at Class A's net asset value, which is the value of a Fund share excluding any sales charge, and are not subject to an initial sales charge when you purchase shares of the Fund.

Class A shares in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your
              shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
              longest.
             -------------------------------------------------------------------

----
 8

YOUR ACCOUNT


REDUCED SALES CHARGES FOR LARGER INVESTMENTS.



A.  What are the principal ways to obtain a breakpoint discount?



There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.



RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.



STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.



 B. What accounts are eligible for breakpoint discounts?



The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:



- Individual accounts



- Joint accounts



- Certain IRA accounts



- Certain trusts



- UTMA/UGMA accounts



For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.


                                                                            ----

YOUR ACCOUNT


   C. How do I obtain a breakpoint discount?



The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.



   D. How can I obtain more information about breakpoint discounts?



Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.


CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                                                     % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                        SHARES ARE SOLD
Through first year                                                        5.00
------------------------------------------------------------------------------------
Through second year                                                       4.00
------------------------------------------------------------------------------------
Through third year                                                        3.00
------------------------------------------------------------------------------------
Through fourth year                                                       3.00
------------------------------------------------------------------------------------
Through fifth year                                                        2.00
------------------------------------------------------------------------------------
Through sixth year                                                        1.00
------------------------------------------------------------------------------------
Longer than six years                                                     0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.


You can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-


----
 10

YOUR ACCOUNT


participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to a lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.


PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00
-------------------------------------------------------------------------------
Longer than three years                                              0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive

                                                                            ----

YOUR ACCOUNT

the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   1.00
-------------------------------------------------------------------------------
Longer than one year                                                 0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


----
 12

YOUR ACCOUNT

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                       distributed by Columbia Funds Distributor, Inc. at no
                       additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a
                       member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature
                       Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries,
                       surviving joint owners and individual retirement account
                       owners. For details, call 1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check writing       You may sell shares of the Fund by check writing. The check must be at least $250 and no more than $100,000. You will
                       continue to earn dividends on shares until the check is
                       presented to the bank for payment. When the check is
                       presented to the bank a sufficient number of full and
                       fractional shares will be sold at the next determined net
                       asset value to cover the amount of the check. Certificate
                       shares may not be sold by check writing. Check writing is
                       available only for Class A shares. Be sure to complete the appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                       available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                       Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.



DISTRIBUTION AND SERVICE FEES

--------------------------------------------------------------------------------

RULE 12B-1 PLAN The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a


                                                                            ----

YOUR ACCOUNT

portion of the Class C share distribution fee so that it does not exceed 0.15% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the service fee and distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.


ADDITIONAL INTERMEDIARY COMPENSATION In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.



In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of the Fund attributable to a particular intermediary.



In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

----
 14

YOUR ACCOUNT

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities are valued at amortized cost, which is approximately equal to market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------


DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the date on which a purchase order is settled by payment. Shares stop earning dividends at the close of business on the day before the date on which a redemption order is settled. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

                                                                            ----

YOUR ACCOUNT

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.


TAX CONSEQUENCES For federal income tax purposes, distributions of investment income by the Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in the Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate income subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 16

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. ("Columbia Management"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. ("CMG"), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to June 15, 2005, CMG was a corporation. Effective June 15, 2005, CMG converted to a limited liability company. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.



For the 2005 fiscal year aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.25% of average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's annual report to shareholders for the fiscal year ended March 31, 2005.



LEGAL PROCEEDINGS

--------------------------------------------------------------------------------

On February 9, 2005, Columbia Management and Columbia Funds Distributor, Inc., ("CFD")(collectively, the "Columbia
Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.



Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia Management and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC, to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.



Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined.



As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.



A copy of the SEC Order is available on the SEC website at A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.


                                                                            ----

MANAGING THE FUND


In connection with events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL"). The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, removal of the trustees of the funds, removal of Columbia Management and CFD, disgorgement of all management fees and monetary damages. The MDL is ongoing.



On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Funds and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.



In 2004, certain Columbia Funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits seek damages and allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION. The plaintiffs filed a consolidated amended complaint on June 9, 2005.



On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL.


----
 18

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the fiscal year ended March 31, 2005 and the Fund's prior fiscal years, which ran from July 1 to June 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the year ended March 31, 2005 and for the period ended March 31, 2004, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the years ended June 30, 2003, 2002, 2001 and 2000 has been derived from the Fund's financial statements which have been audited by another independent registered public accounting firm whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


THE FUND


                              YEAR
                             ENDED          PERIOD ENDED
                           MARCH 31,         MARCH 31,                                 YEAR ENDED JUNE 30,
                              2005            2004(A)          2003(B)        2002(B)        2001(B)        2000(B)
                           Class A           Class A           Class A        Class A        Class A        Class A
                             ------            ------           ------         ------         ------         ------
NET ASSET VALUE --
  BEGINNING OF PERIOD
  ($)                         1.000             1.000            1.000          1.000          1.000          1.000
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS ($):
  Net investment income       0.009(c)          0.003(c)         0.008(c)       0.014(c)       0.033(c)       0.032(d)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
DECLARED
TO SHAREHOLDERS ($):
  From net investment
  income                     (0.009)           (0.003)          (0.008)        (0.014)        (0.033)        (0.032)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)             1.000             1.000            1.000          1.000          1.000          1.000
---------------------------------------------------------------------------------------------------------------------------
Total return (%)(e)(f)         0.87              0.30(g)          0.75           1.36           3.31           3.20
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS (%):
  Expenses                     0.70(h)           0.70(h)(i)       0.70(h)        0.75           0.75           0.75
  Net investment income        0.82(h)           0.39(h)(i)       0.75(h)        1.33           3.27           3.15
  Waiver/reimbursement         0.10              0.07(i)          0.14           1.04           0.80           0.69
Net assets, end of
period (000's) ($)            9,186            10,934           12,448         12,812         12,386         13,362



 (a) The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.


 (b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio, prior to merger.

 (c) Per share data was calculated using average shares outstanding during the period.


 (d) Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the period ended June 30, 2000.


 (e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (f) Had the investment advisor and/or administrator not waived a portion of expenses, total return would have been reduced.

 (g) Not annualized.

 (h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (i) Annualized.

                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND


                           YEAR ENDED       PERIOD ENDED
                           MARCH 31,         MARCH 31,                                 YEAR ENDED JUNE 30,
                              2005            2004(A)          2003(B)        2002(B)        2001(B)        2000(B)
                           Class B           Class B           Class B        Class B        Class B        Class B
                             ------            ------           ------         ------         ------         ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)       1.000             1.000            1.000          1.000          1.000          1.000
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS ($):
  Net investment income       0.002(c)          0.001(c)         0.002(c)       0.005(c)       0.023(c)       0.022(d)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
DECLARED
TO SHAREHOLDERS ($):
  From net investment
  income                     (0.002)           (0.001)          (0.002)        (0.005)        (0.023)        (0.022)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)             1.000             1.000            1.000          1.000          1.000          1.000
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(e)(f)         0.15              0.08(g)          0.17           0.48           2.37           2.17
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS (%):
  Expenses                     1.41(h)           0.97(h)(i)       1.35(h)        1.58           1.75           1.75
  Net investment income        0.15(h)           0.10(h)(i)       0.06(h)        0.50           2.27           2.15
  Waiver/reimbursement         0.39              0.80(i)          0.59           1.20           0.80           0.69
Net assets, end of
  period (000's) ($)            643               767            1,457            622            223            677



 (a) The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.


 (b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio, prior to merger.

 (c) Per share data was calculated using average shares outstanding during the period.


 (d) Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the period ended June 30, 2000.


 (e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (f) Had the investment advisor, administrator and/or distributor not waived a portion of expenses, total return would have been reduced.

 (g) Not annualized

 (h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (i) Annualized.

----
 20

FINANCIAL HIGHLIGHTS

THE FUND


                           YEAR ENDED       PERIOD ENDED
                           MARCH 31,         MARCH 31,                                 YEAR ENDED JUNE 30,
                              2005            2004(A)          2003(B)        2002(B)        2001(B)        2000(B)
                           Class C           Class C           Class C        Class C        Class C        Class C
                             ------            ------           ------         ------         ------         ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)       1.000             1.000            1.000          1.000          1.000          1.000
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS ($):
  Net investment income       0.005(c)          0.001(c)         0.004(c)       0.010(c)       0.029(c)       0.028(d)(e)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
DECLARED
TO SHAREHOLDERS ($):
  From net investment
  income                     (0.005)           (0.001)          (0.004)        (0.010)        (0.029)        (0.028)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)             1.000             1.000            1.000          1.000          1.000          1.000
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(f)(g)         0.47              0.08(h)          0.36           0.96           2.89           2.78
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS (%):
  Expenses                     1.09(h)           0.97(i)(j)       1.09(i)        1.15           1.15           1.15(e)
  Net investment income        0.40(h)           0.11(i)(j)       0.38(i)        0.93           2.87           2.75(e)
  Waiver/reimbursement         0.71              0.80(j)          0.72           1.64           1.40           0.69
Net assets, end of
  period (000's) ($)            327               278              710          3,917            390            221



 (a) The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.


 (b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio, prior to merger.

 (c) Per share data was calculated using average shares outstanding during the period.


 (d) Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the period ended June 30, 2000.



 (e) Net of fees waived by the distributor which amounted to $0.006 per share and 0.60% for the period ended June 30, 2000.


 (f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (g) Had the investment advisor, administrator and/or distributor not waived a portion of expenses, total return would have been reduced.

 (h) Not annualized.

 (i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (j) Annualized.

                                                                            ----

APPENDIX A


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION


The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Fund assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any fee waiver or expense reimbursement.



CLASS A SHARES(1)



  ANNUAL EXPENSE RATIO   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         0.80%                        $ 10,000.00                           5%



      CUMULATIVE RETURN   HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-
        BEFORE FEES &     END BALANCE BEFORE     AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES         FEES & EXPENSES         EXPENSES         FEES & EXPENSES       EXPENSES
----  -----------------   ------------------   -----------------   ------------------   -------------
1            5.00%            $10,500.00              4.20%            $10,420.00          $ 81.68
2           10.25%            $11,025.00              8.58%            $10,857.64          $ 85.11
3           15.76%            $11,576.25             13.14%            $11,313.66          $ 88.69
4           21.55%            $12,155.06             17.89%            $11,788.83          $ 92.41
5           27.63%            $12,762.82             22.84%            $12,283.97          $ 96.29
6           34.01%            $13,400.96             28.00%            $12,799.89          $100.34
7           40.71%            $14,071.00             33.37%            $13,337.49          $104.55
8           47.75%            $14,774.55             38.98%            $13,897.66          $108.94
9           55.13%            $15,513.28             44.81%            $14,481.36          $113.52
10          62.89%            $16,288.95             50.90%            $15,089.58          $118.28
TOTAL GAIN BEFORE FEES
  & EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES &
  EXPENSES                                                             $ 5,089.58
TOTAL ANNUAL FEES &
  EXPENSES PAID                                                                            $989.80
-----------------------------------------------------------------------------------------------------



 (1) For Class A shares, the year one Annual Fees & Expenses and Hypothetical Year-End Balance Before Fees & Expenses information shown include the dollar amount and effect of any applicable front-end sales charge of the fund.


----
 22

APPENDIX A


CLASS B SHARES



  ANNUAL EXPENSE RATIO   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         1.80%                        $ 10,000.00                           5%



      CUMULATIVE RETURN   HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-
        BEFORE FEES &     END BALANCE BEFORE     AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES         FEES & EXPENSES         EXPENSES         FEES & EXPENSES       EXPENSES
----  -----------------   ------------------   -----------------   ------------------   -------------
1            5.00%            $10,500.00              3.20%            $10,320.00         $  182.88
2           10.25%            $11,025.00              6.50%            $10,650.24         $  188.73
3           15.76%            $11,576.25              9.91%            $10,991.05         $  194.77
4           21.55%            $12,155.06             13.43%            $11,342.76         $  201.00
5           27.63%            $12,762.82             17.06%            $11,705.73         $  207.44
6           34.01%            $13,400.96             20.80%            $12,080.31         $  214.07
7           40.71%            $14,071.00             24.67%            $12,466.88         $  220.92
8           47.75%            $14,774.55             28.66%            $12,865.82         $  227.99
9           55.13%            $15,513.28             34.06%            $13,406.19         $  105.09
10          62.89%            $16,288.95             39.69%            $13,969.25         $  109.50
TOTAL GAIN BEFORE FEES
  & EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES &
  EXPENSES                                                             $ 3,969.25
TOTAL ANNUAL FEES &
  EXPENSES PAID                                                                           $1,852.41
-----------------------------------------------------------------------------------------------------



CLASS C SHARES



  ANNUAL EXPENSE RATIO   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         1.80%                        $ 10,000.00                           5%



      CUMULATIVE RETURN   HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-
        BEFORE FEES &     END BALANCE BEFORE     AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES         FEES & EXPENSES         EXPENSES         FEES & EXPENSES       EXPENSES
----  -----------------   ------------------   -----------------   ------------------   -------------
1            5.00%            $10,500.00              3.20%            $10,320.00         $  182.88
2           10.25%            $11,025.00              6.50%            $10,650.24         $  188.73
3           15.76%            $11,576.25              9.91%            $10,991.05         $  194.77
4           21.55%            $12,155.06             13.43%            $11,342.76         $  201.00
5           27.63%            $12,762.82             17.06%            $11,705.73         $  207.44
6           34.01%            $13,400.96             20.80%            $12,080.31         $  214.07
7           40.71%            $14,071.00             24.67%            $12,466.88         $  220.92
8           47.75%            $14,774.55             28.66%            $12,865.82         $  227.99
9           55.13%            $15,513.28             32.78%            $13,277.53         $  235.29
10          62.89%            $16,288.95             37.02%            $13,702.41         $  242.82
TOTAL GAIN BEFORE FEES
  & EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES &
  EXPENSES                                                             $ 3,702.41
TOTAL ANNUAL FEES &
  EXPENSES PAID                                                                           $2,115.93
-----------------------------------------------------------------------------------------------------


                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.


You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Funds Trust IV: 811-2865



- Columbia Municipal Money Market Fund


--------------------------------------------------------------------------------

        (ColumbiaFunds Logo)

         A Member of Columbia Management Group


         (C)2005 Columbia Funds Distributor, Inc.

         One Financial Center, Boston, MA 02111-2621

         800.426.3750  www.columbiafunds.com                   PRO-36/88227-0705

COLUMBIA MUNICIPAL MONEY MARKET FUND  Prospectus, August 1, 2005


CLASS Z SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   5


YOUR ACCOUNT                                            7
---------------------------------------------------------
How to Buy Shares....................................   7
Eligible Investors...................................   7
Sales Charges........................................   9
How to Exchange Shares...............................   9
How to Sell Shares...................................   9
Intermediary Compensation............................  11
Other Information About Your Account.................  11


MANAGING THE FUND                                      14
---------------------------------------------------------
Investment Advisor...................................  14
Legal Proceedings....................................  14


FINANCIAL HIGHLIGHTS                                   16
---------------------------------------------------------
APPENDIX A                                             17


INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND'S $1.00 NET ASSET VALUE PER SHARE WILL BE MAINTAINED.

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.
Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks maximum current income exempt from federal income tax consistent with capital preservation and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests principally in high-quality, tax-exempt money market securities. Money market funds are subject to strict rules that require them to buy individual securities that have remaining maturities of 13 months or less, maintain an average dollar-weighted portfolio maturity of 90 days or less, and buy only high-quality, dollar-denominated obligations. Under normal conditions, at least 80% of the Fund's investments will produce income that is exempt from federal income tax.

At times, the Fund may invest 25% or more of its total assets in tax-exempt money market securities whose issuers are located in the same state.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

             -------------------------------------------------------------------

              UNDERSTANDING TAX-EXEMPT SECURITIES

              Tax-exempt securities are issued by state and local
              governments for various public purposes. The interest on tax-exempt securities typically is not subject to federal income tax. As a result, the yields on tax-exempt securities are generally lower than the yields on taxable bonds with
              similar maturities. Tax-exempt bond funds may be appropriate for investors in high tax brackets who seek current income that is free from federal income tax.
             -------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. The municipal securities market is also subject to uncertainties related to taxation, changes in legislation and the rights of municipal security holders. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

----
 2

THE FUND

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, the Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Issuer risk is the possibility that changes in the financial condition of the issuer of a security or the entity responsible for payment of a special revenue obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer or the entity responsible for payment of a special revenue obligation may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income. Because the Fund can invest more than 25% of its total assets in securities whose issuers are located in the same state, economic, business or political developments or changes affecting one such security could similarly affect other securities.

Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or the private company backing the project, rather than to the credit of the state or local government issuer of the bonds.

The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations. The Fund is permitted to invest all of its assets in bonds subject to the alternative minimum tax. Consult your tax advisor for more information.

                                                                            ----

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's
              Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund
              expenses.(1)
             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)


                                  (BAR CHART)

                        3.35%      2.94%      3.07%      2.88%      2.72%      3.58%      2.35%      0.95%      0.50%      0.65%
                        1995       1996       1997       1998       1999       2000       2001       2002       2003       2004




            The Class's year-to-date total return through  For the periods shown in bar chart:
            June 30, 2005 was 0.80%.                       Best quarter: 2nd quarter 2000, +0.95%
                                                           Worst quarter: 3rd quarter 2003, +0.08%



AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004(1)



                                                                                1 YEAR          5 YEARS         10 YEARS
Class Z (%)                                                                     0.65%           1.60%            2.29%


For current 7-day yield information, please call 1-800-345-6611.

 (1) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been higher, since Class Z shares are not subject to any Rule 12b-1 fees. Class A shares were initially offered on June 16, 1987, and Class Z shares were initially offered on July 15, 2002.

----
 4

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES


              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.



              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         0.00
--------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00
--------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (2)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) There is a $7.50 charge for wiring sale proceeds to your bank.

                                                                            ----

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


Management fee(1) (%)                                           0.50
--------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.00
--------------------------------------------------------------------
Other expenses(2)(3) (%)                                        0.30
--------------------------------------------------------------------
Total annual fund operating expenses(2) (%)                     0.80


 (1) The Fund pays a management fee of 0.25% and an administration fee of 0.25%.

 (2) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.70%. If this reimbursement were reflected in the table, the other expenses for Class Z shares would be 0.20% and total annual fund operating expenses for Class Z shares would be 0.70%. This arrangement may be modified or terminated by the advisor at any time.

 (3) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $82      $255      $444       $990



See Appendix A for additional hypothetical investment and expense information.


----
 6

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with Columbia Funds Services, Inc. or your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to Columbia Funds Services, Inc.,
                       P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund and mailed to
                       Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class of the Fund at no additional cost.
                       To exchange by telephone, call 1-800-422-3737. Please see
                       "How to Exchange Shares" for more information.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.


ELIGIBLE INVESTORS
--------------------------------------------------------------------------------

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.


                                                                            ----

YOUR ACCOUNT


IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:



Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.



Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.



Eligible Investors and their applicable investment minimums are as follows:



NO MINIMUM INITIAL INVESTMENT



- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;



- Any group retirement plan, including defined benefit and defined contribution plans such as 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent;



- Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or



- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.



$1,000 MINIMUM INITIAL INVESTMENT



- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of a fund merged with a fund distributed by Columbia Funds Distributor, Inc.;



- Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc. ;



- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;


----
 8

YOUR ACCOUNT


- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement); or



- Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.



The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



SALES CHARGES

--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

             -------------------------------------------------------------------
CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus --
              CLASS Z.

              The Fund also offers three additional classes of shares --
              Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
             -------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary


                                                                            ----

YOUR ACCOUNT


to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A
                       shares (only if Class Z shares is not offered) of another
                       fund distributed by Columbia Funds Distributor, Inc. at no additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a
                       member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature
                       Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries,
                       surviving joint owners and individual retirement account
                       owners. For details, call 1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check writing       You may sell shares of the Fund by check writing. The check must be at least $250 and no more than $100,000. You will
                       continue to earn dividends on shares until the check is
                       presented to the bank for payment. When the check is
                       presented to the bank a sufficient number of full and
                       fractional shares will be sold at the next determined net
                       asset value to cover the amount of the check. Certificate
                       shares may not be sold by check writing. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic funds    You may sell shares of the Fund and request that the
transfer               proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.


----
 10

YOUR ACCOUNT


INTERMEDIARY COMPENSATION

--------------------------------------------------------------------------------

The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.



In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of the Fund attributable to a particular intermediary.



In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.



OTHER INFORMATION ABOUT YOUR ACCOUNT

--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities are valued at amortized cost, which is approximately equal to market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

                                                                            ----

YOUR ACCOUNT

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.


SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------


DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the date on which a purchase order is settled by payment. Shares stop earning dividends at the close of business on the day before the date on which a redemption order is settled. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.



DISTRIBUTION OPTIONS


Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

----
 12

YOUR ACCOUNT

TAX CONSEQUENCES For federal income tax purposes, distributions of investment income by the Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in the Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate income subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                            ----

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. ("Columbia Management"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. ("CMG"), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to June 15, 2005, CMG was a corporation. Effective June 15, 2005, CMG converted to a limited liability Company. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.



For the 2005 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.25% of average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's annual report to shareholders for the fiscal year ended March 31, 2005.



LEGAL PROCEEDINGS

--------------------------------------------------------------------------------

On February 9, 2005, Columbia Management and Columbia Funds Distributor, Inc., ("CFD") (collectively, the "Columbia Group") entered into an Assurance of
Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.



Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia Management and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC, to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.



Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined.


----
 14

MANAGING THE FUND


As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.



A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.



In connection with events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL"). The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, removal of the trustees of the funds, removal of Columbia Management and CFD, disgorgement of all management fees and monetary damages. The MDL is ongoing.



On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Funds and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.



In 2004, certain Columbia Funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits seek damages and allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION. The plaintiffs filed a consolidated amended complaint on June 9, 2005.



On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL.




                                                                            ----

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the fiscal year ended March 31, 2005 and the Fund's prior fiscal period, which ran from July 1 to June
30. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the fiscal year ended March 31, 2005 and for the period ended March 31, 2004, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended June 30, 2003 has been derived from the Fund's financial statements which have been audited by another independent registered public accounting firm whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


THE FUND


                                                               YEAR ENDED           PERIOD ENDED            PERIOD ENDED
                                                             MARCH 31, 2005       MARCH 31, 2004(A)       JUNE 30, 2003(B)
                                                                Class Z                Class Z                Class Z
                                                                -------                -------                -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                           1.000                 1.000                   1.000
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                                        0.009                 0.003                   0.007
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                                     (0.009)               (0.003)                 (0.007)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                 1.000                 1.000                   1.000
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)(e)                                             0.87                  0.30(f)                 0.73(f)
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
  Expenses(g)                                                      0.70                  0.70(h)                 0.70(h)
  Net investment income(g)                                         0.82                  0.39(h)                 0.75(h)
  Waiver/reimbursement                                             0.10                  0.07(h)                 0.14(h)
Net assets, end of period (000's) ($)                            54,242                80,109                  92,780



 (a) The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.


 (b) Class Z shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming all distributions reinvested.

 (e) Had the investment advisor not waived a portion of expenses, total return would have been reduced.

 (f) Not annualized.

 (g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (h) Annualized.

----
 16

APPENDIX A



HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION



The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class Z Shares of the Fund assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The chart also assumes that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the chart and is net of any fee waiver or expense reimbursement.



CLASS Z SHARES



    ANNUAL EXPENSE RATIO      INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
    --------------------      --------------------------------------   ----------------------
           0.80%                            $10,000.00                          5%



                                             HYPOTHETICAL YEAR-
                       CUMULATIVE RETURN        END BALANCE                                   HYPOTHETICAL YEAR-
                         BEFORE FEES &             BEFORE             CUMULATIVE RETURN       END BALANCE AFTER      ANNUAL FEES &
YEAR                       EXPENSES           FEES & EXPENSES       AFTER FEES & EXPENSES      FEES & EXPENSES         EXPENSES
----                   -----------------     ------------------     ---------------------     ------------------     -------------
1                             5.00%              $10,500.00                  4.20%                $10,420.00            $ 81.68
2                            10.25%              $11,025.00                  8.58%                $10,857.64            $ 85.11
3                            15.76%              $11,576.25                 13.14%                $11,313.66            $ 88.69
4                            21.55%              $12,155.06                 17.89%                $11,788.83            $ 92.41
5                            27.63%              $12,762.82                 22.84%                $12,283.97            $ 96.29
6                            34.01%              $13,400.96                 28.00%                $12,799.89            $100.34
7                            40.71%              $14,071.00                 33.37%                $13,337.49            $104.55
8                            47.75%              $14,774.55                 38.98%                $13,897.66            $108.94
9                            55.13%              $15,513.28                 44.81%                $14,481.36            $113.52
10                           62.89%              $16,288.95                 50.90%                $15,089.58            $118.28

TOTAL GAIN BEFORE FEES & EXPENSES                $ 6,288.95
TOTAL GAIN AFTER FEES & EXPENSES                                                                  $ 5,089.58
TOTAL ANNUAL FEES & EXPENSES PAID                                                                                       $989.80


                                                                            ----

NOTES

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 18

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or by visiting the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.


You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Funds Trust IV: 811-2865



- Columbia Municipal Money Market Fund


--------------------------------------------------------------------------------

        (ColumbiaFunds Logo)

         A Member of Columbia Management Group


         (C)2005 Columbia Funds Distributor, Inc.

         One Financial Center, Boston, MA 02111-2621

         800.426.3750  www.columbiafunds.com                   PRO-36/88326-0705

                           COLUMBIA MONEY MARKET FUND
                       A SERIES OF COLUMBIA FUNDS TRUST II
                      COLUMBIA MUNICIPAL MONEY MARKET FUND
                       A SERIES OF COLUMBIA FUNDS TRUST IV
                       STATEMENT OF ADDITIONAL INFORMATION
                                 AUGUST 1, 2005



This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of Columbia Money Market Fund and Columbia Municipal Money Market Fund (each a Fund and, collectively, the Funds). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the relevant Fund dated August 1, 2005. This SAI should be read together with the relevant Prospectus and most recent Annual Report dated March 31, 2005. Investors may obtain a free copy of a Prospectus and Annual Report from Columbia Funds Distributor, Inc. (CFD), One Financial Center, Boston, MA 02111-2621 or by calling 1-800-426-3750. The Financial Statements and Report of Independent Registered Public Accounting Firm appearing in the Funds' March 31, 2005 Annual Reports are incorporated in this SAI by reference.


Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CFD generally and additional information about certain securities and investment techniques described in the Funds' Prospectuses.

TABLE OF CONTENTS


PART 1                                                                PAGE

Definitions                                                             b
Organization and History                                                b
Investment Goals and Policies                                           c
Fundamental Investment Policies                                         c
Other Investment Policies                                               e
Fund Charges and Expenses                                               f
Custodian of the Funds                                                  s
Independent Registered Public Accounting Firm of the Funds              s
Information Concerning the Funds                                        s

PART 2

Miscellaneous Investment Practices                                      1
Taxes                                                                   21
Additional Tax Matters Concerning Trust Shares                          28
Management of the Funds                                                 41
Determination of Net Asset Value                                        43
How to Buy Shares                                                       46
Special Purchase Programs/Investor Services                             48
Programs for Reducing or Eliminating Sales Charges                      50
How to Sell Shares                                                      55
Distributions                                                           55
How to Exchange Shares                                                  55
Suspension of Redemptions                                               56
Shareholder Liability                                                   56
Shareholder Meetings                                                    56
Appendix I                                                              57
Appendix II                                                             62



SUP-39/88413-0705

                                     PART 1
                           COLUMBIA MONEY MARKET FUND
                      COLUMBIA MUNICIPAL MONEY MARKET FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                 AUGUST 1, 2005



DEFINITIONS
"Trust II"                          Columbia Funds Trust II
"Trust IV"                          Columbia Funds Trust IV
"Money Market Fund"                 Columbia Money Market Fund
"Municipal Money Market Fund"       Columbia Municipal Money Market Fund
"Advisor" or "Administrator"        Columbia Management Advisors, Inc., the Funds' investment advisor and administrator
"CFD"                               Columbia Funds Distributor, Inc., the Funds' distributor
"CFS"                               Columbia Funds Services, Inc., the Funds' shareholder services and transfer agent


ORGANIZATION AND HISTORY

Trust II and Trust IV are Massachusetts business trusts organized in 1980 and 1978, respectively. Each Fund, an open-end, diversified management investment company representing the entire interest in a separate series of its respective Trust. The Money Market Fund commenced investment operations on January 30, 1981 and the Municipal Money Market Fund commenced investment operations on June 16, 1987.

Neither Trust II nor Trust IV is required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Funds and any other series of Trust II and Trust IV that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust II's or Trust IV's shares may call meetings to consider removal of Trustees of the relevant Trust. Under certain circumstances, Trust II and Trust IV will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.

The Money Market Fund changed its name from "Colonial Government Money Market Fund" to "Colonial Money Market Fund" on February 27, 1998, from "Colonial Money Market Fund" to "Liberty Money Market Fund" on July 14, 2000 and from "Liberty Money Market Fund" to its current name on October 13, 2003. Trust II changed its name from "Colonial Funds Trust II" to "Liberty Funds Trust II" on April 1, 1999 and from "Liberty Funds Trust II" to its current name on October 13, 2003. Prior to July 29, 2002, the Money Market Fund invested all of its assets in the SR&F Cash Reserves Portfolio as part of a master fund/feeder fund structure.

The Municipal Money Market Fund changed its name from "Colonial Tax-Exempt Money Market" to "Colonial Municipal Money Market Fund" on September 28, 1995, from "Colonial Municipal Money Market Fund" to "Liberty Municipal Money Market Fund" on July 14, 2000 and from "Liberty Municipal Money Market Fund" to its current name on October 13, 2003. Trust IV changed its name from "Colonial Funds Trust IV" to "Liberty Funds Trust IV" on April 1, 1999 and from "Liberty Funds Trust IV" to its current name on October 13, 2003. Prior to July 12, 2002, the Municipal Money Market Fund invested all of its assets in SR&F Municipal Money Market Portfolio as part of a master fund/feeder fund structure.


It is expected that, subject to shareholder approval of the election of all current Trustees, each Fund will be reorganized as a series of Columbia Funds Trust IX, a Massachusetts business trust into which all of the retail Columbia funds are expected to be reorganized.


                                        b

INVESTMENT GOALS AND POLICIES

The Prospectuses describe the Funds' investment goals, investment strategies and risks. Part 1 of this SAI includes additional information concerning, among other things, the investment policies of the Funds. Part 2 contains additional information about the following securities and investment techniques that may be utilized by each Fund (unless otherwise noted):

      Foreign Securities (applies to Money Market Fund only)
      Money Market Instruments
      Short-Term Trading
      Repurchase Agreements
      Reverse Repurchase Agreements (applies to Municipal Money Market Fund only)
      Mortgage-Backed Securities (applies to Money Market Fund only)
      Tender Option Bonds (applies to Municipal Money Market Fund only) Forward Commitments (applies to Municipal Money Market Fund only) Participation Interests (applies to Municipal Money Market Fund only) Stand-by Commitments (applies to Municipal Money Market Fund only)

Except as indicated below under "Fundamental Investment Policies," the Funds' investment policies are not fundamental, and the Funds' Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES


The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, as applicable, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.


Municipal Money Market Fund's total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act's diversification requirement, an issuer is the entity whose revenues support the security.


As a fundamental investment policy, the Money Market Fund may not:


1. Invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of each investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to (i) U.S. government securities, (ii) repurchase agreements, or (iii) securities of issuers in the financial services industry, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

2. Invest in a security if, with respect to 75% of its assets, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to U.S. government securities or repurchase agreements for such securities and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;(1)

3. Invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

4. Purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein);

5. Purchase or sell commodities or commodities contracts or oil, gas or mineral programs;

6. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities;
-----------------------------
(1) Notwithstanding the foregoing, and in accordance with Rule 2a-7 of the 1940 Act (the "Rule"), the Fund will not, immediately after the acquisition of any security (other than a Government Security (as that term is defined in the Rule) or certain other securities as permitted under the Rule), invest more than 5% of its total assets in the securities of any one issuer; provided, however, that it may invest up to 25% of its total assets in First Tier Securities (as that term is defined in the Rule) of a single issuer for a period of up to three business days after the purchase thereof.

                                        c

7. Make loans, although it may (a) participate in an interfund lending program with other affiliated registered open-end investment companies provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets; (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

8. Borrow except that it may (a) borrow for non-leveraging, temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;


9. Act as an underwriter of securities, except insofar as it may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 as amended (the "1933 Act") on disposition of securities acquired subject to legal or contractual restrictions on resale, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or


10.   Issue any senior securities except to the extent permitted under the 1940
      Act.


As a fundamental investment policy, the Municipal Money Market Fund may not:


1. Invest in a security if, with respect to 75% of the Fund's assets as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer (for this purpose, the issuer(s) of a security being deemed to be only the entity or entities whose assets or revenues are subject to the principal and interest obligations of the security), except (1) in the case of a guarantor of securities (including an issuer of a letter of credit), the value of the guarantee (or letter of credit) may be excluded from this computation if the aggregate value of securities owned by the Fund and guaranteed by such guarantor (plus any other investments of the Fund in securities issued by the guarantor) does not exceed 10% of the Fund's total assets, (2) this restriction does not apply to U.S. government securities or repurchase agreements for such securities and (3) the Fund may invest all or substantially all of its assets in another registered investment company having the same investment objective and substantially similar investment policies; (2)

2. Purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities (this restriction does not apply to securities purchased on a when-issued or delayed-delivery basis or to reverse repurchase agreements);

3. Make loans, although the Fund may (a) participate in an interfund lending program with other Liberty Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets; (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly-distributed or privately placed debt securities;

4. Borrow, except that it may (a) borrow for non-leveraging, temporary or emergency purposes, and (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law; the Fund may borrow from banks, other Columbia Funds, and other persons to the extent permitted by applicable law;

5. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund, except as may be necessary in connection with borrowings permitted in (4) above;

6. Invest more than 25% of its total assets (taken at market value at the time of each investment) in securities of non-governmental issuers whose principal business activities are in the same industry;

7. Purchase portfolio securities for the Fund from, or sell portfolio securities to, any of the officers, directors or trustees of the Trust, or the Fund's investment advisor;

8. Purchase or sell commodities or commodities contracts or oil, gas or mineral programs;

9.    Purchase any securities other than those described in the Prospectus;

10.   Issue any senior securities except to the extent permitted under the 1940
      Act;

11. Purchase or sell real estate (other than Municipal Securities or money market securities secured by real estate or interests therein or such securities issued by companies which invest in real estate or interests therein); and

----------------------------------
(2) Notwithstanding the foregoing, and in accordance with Rule 2a-7 of the 1940 Act (the "Rule"), the Fund will not, immediately after the acquisition of any security (other than a Government Security (as that term is defined in the Rule) or certain other securities as permitted under the Rule), invest more than 5% of its total assets in the securities of any one issuer; provided, however, that it may invest up to 25% of its total assets in First Tier Securities (as that term is defined in the Rule) of a single issuer for a period of up to three business days after the purchase thereof.

                                        d

12. Act as an underwriter of securities, except that the Fund may participate as part of a group in bidding, or bid alone, for the purchase of Municipal Securities directly from an issuer for the Fund's own portfolio.

OTHER INVESTMENT POLICIES

None of the following restrictions shall prevent the Money Market Fund from investing all or substantially all of its assets in another investment company having the same investment goal and substantially similar investment policies as the Money Market Fund. As non-fundamental investment policies which may be changed without a shareholder vote, the Money Market Fund may not:

1.    Invest for the purpose of exercising control or management;

2. Purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;(3)

3. Purchase portfolio securities from, or sell portfolio securities to, any of the officers and directors or trustees of the Trust or its investment advisor;

4. Purchase shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition or reorganization;

5. Invest more than 5% of its net assets (valued at time of investment) in warrants, nor more than 2% of its net assets in warrants which are not listed on the New York or American Stock Exchange;

6. Sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization or other exchange for securities it contemporaneously owns or has the right to obtain; and

7. Invest more than 10% of its net assets (taken at market value at the time of a particular investment) in illiquid securities,(4) including repurchase agreements maturing in more than seven days.

As non-fundamental investment policies which may be changed without a shareholder vote, the Municipal Money Market Fund may not:

1. Own more than 10% of the outstanding voting securities of an issuer, except that the Fund may invest all or substantially all of its assets in another registered investment company having the same investment objective and substantially similar investment policies;

2. Invest in companies for the purpose of exercising control or management, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies;

3. Invest more than 10% of its net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days; and

4. Sell securities short unless (1) the Fund owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (2) the securities sold are "when-issued" or "when-distributed" securities which the Fund expects to receive in a recapitalization, reorganization or other exchange for securities the Fund contemporaneously owns or has the right to obtain, and provided that the Fund may purchase stand-by commitments and securities subject to a demand feature entitling the Fund to require sellers of securities to the Fund to repurchase them upon demand by the Fund.

-------------------------------
(3) The Fund has been informed that the staff of the Securities and Exchange Commission takes the position that the issuers of certain collateralized mortgage obligations (CMOs) and certain other collateralized assets are investment companies and that subsidiaries of foreign banks may be investment companies for purposes of Section 12(d)(1) of the 1940 Act, which limits the ability of one investment company to invest in another investment company. Accordingly, the Fund intends to operate within the applicable limitations under
Section 12(d)(1)(A) of the 1940 Act.

(4) In the judgment of the Advisor, Private Placement Notes, which are issued pursuant to Section 4(2) of the Securities Act of 1933, generally are readily marketable even though they are subject to certain legal restrictions on resale. As such, they are not treated as being subject to the limitation on illiquid securities.

                                       e

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act's diversification requirement, an issuer is the entity whose revenues support the security.


The Funds' Trustees have approved, subject to shareholder approval at a shareholder meeting expected to be held in 2005, the replacement of each Fund's current fundamental investment restrictions with the following standardized fundamental investment restrictions:



PROPOSED FUNDAMENTAL RESTRICTIONS.



Each Fund may not, as a matter of fundamental policy:



1. Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered investment companies;



2. Purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein;



3. Purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts;



4. With the exception of the Money Market Fund, which purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;



5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;



6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;



7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) the Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.


FUND CHARGES AND EXPENSES

Under each Fund's Management Agreement, the Advisor has agreed to make day-to-day investment decisions for the Fund, arrange for the execution of portfolio transactions and generally manage the Fund's investments. Under each Fund's Administration Agreement, the Advisor has also agreed to perform administrative services for the Fund, including without limitation, providing all executive and other facilities required to render investment management and administrative services. For these services and facilities, the Funds pay a monthly fee based on the average daily net assets of the Funds for such month.

Until July 29, 2002, aggregate Money Market Fund expenses included the Fund's proportionate share of the expenses of the SR&F Cash Reserves Portfolio (Portfolio), in which the Money Market Fund invested all of its assets as part of a master

                                        f
fund/feeder fund structure, which were borne indirectly by the Money Market Fund, and the Money Market Fund's direct expenses. The Portfolio's expenses included (i) a management fee paid to the Advisor at the annual rate of 0.25% of the Portfolio's average daily net assets up to $500 million, 0.225% thereafter,
(ii) an annual pricing and bookkeeping fee of $10,000, (iii) a monthly transfer agent fee of $500, and (iv) custody, legal and audit fees and other miscellaneous expenses. Effective July 29, 2002, these expenses were borne directly by the Money Market Fund. The Money Market Fund's direct expenses include the following:

      (i) A monthly management fee paid to the Advisor at the annual rate of 0.250% for the first $500 million of average daily net assets; 0.225% for the next $500 million and 0.200% in excess of $1 billion.

      (ii) An administration fee paid to the Administrator at the annual rate of 0.25% of average daily net assets up to $500 million; 0.20% on the next $500 million and 0.15% thereafter;

      (iii) An annual open account fee of $33.50 plus the Money Market Fund's allocated share of reimbursement for the out-of-pocket expenses of CFS.

Prior to November 1, 2003, the Money Market Fund paid a shareholders' servicing and transfer agency fee to CFS as follows:

            - An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

            - An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

            - A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus

            - The Money Market Fund's allocated share of reimbursement for the out-of-pocket expenses of CFS, including fees payable to DST Systems, Inc. (DST) under a remote services agreement with DST;

      (iv)  The Rule 12b-1 fees paid to CFD are described below;


      (v) Under its pricing and bookkeeping agreement with the Money Market Fund, the Advisor receives from the Money Market Fund a monthly fee consisting of a flat fee plus an asset-based fee. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Corporation (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. The fee is as follows:


            -     An annual flat fee of $10,000, paid monthly; and

            - In any month that the Money Market Fund has average net assets of more than $50 million, a monthly fee equal to average daily net assets of the Money Market Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.:

            The Money Market Fund reimburses the Advisor for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

            Until July 29, 2002, under a separate accounting and bookkeeping agreement, the Advisor received an annual flat fee of $10,000 from the Portfolio, paid monthly (which was borne indirectly by each feeder fund in proportion to the fund's investment in the Portfolio);

      (vi)  Custody, legal and audit fees and other miscellaneous expenses.

Until July 15, 2002, aggregate Municipal Money Market Fund expenses included the Municipal Money Market Fund's proportionate share of the expenses of the SR&F Municipal Money Market Portfolio (Portfolio), in which the Municipal Money Market Fund invested all of its assets as part of a master fund/feeder fund structure, borne indirectly by the Municipal Money Market Fund, and the Municipal Money Market Fund's direct expenses. The Portfolio's expenses included
(i) a management fee paid to the Advisor at the annual rate of 0.25% of the Portfolio's average daily net assets, (ii) a pricing and bookkeeping fee of $10,000, (iii) a monthly transfer agent fee of $500, and (iv) custody, legal and audit fees and other miscellaneous expenses.

                                        g

Effective July 15, 2002, these expenses are borne directly by the Municipal Money Market Fund. The Municipal Money Market Fund's other direct expenses include the following:

      (i) Effective November 1, 2003, a monthly management fee paid to the Advisor at the annual rate of 0.25% of the first $500 million of average daily net assets; 0.20% of the next $500 million and 0.15% over $1 billion. Prior to November 1, 2003, a monthly management fee was paid to the Advisor at the annual rate of 0.25% of average daily net assets.


      (ii) An administration fee paid to the Administrator at the annual rate of 0.25% of average daily net assets up to $500 million; 0.20% on the next $500 million and 0.15% thereafter;


      (iii) An annual open account fee of $33.50 plus the Municipal Money Market Fund's allocated share of reimbursement for the out-of-pocket expenses of CFS.

            Prior to November 1, 2003, the Municipal Money Market Fund paid a shareholders' servicing and transfer agency fee to CFS as follows:

      - An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

      - An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

      - A transaction fee of $1.40 per transaction occurring in Municipal Money Market Fund accounts during any month; plus

      - A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Municipal Money Market Fund for such month; plus

      - The Municipal Money Market Fund's allocated share of reimbursement for the out-of-pocket expenses of CFS, including fees payable to DST Systems, Inc. (DST) under a remote services agreement with DST;

      (iv)  The Rule 12b-1 fees paid to CFD are described below;

      (v) Under its pricing and bookkeeping agreement with the Municipal Money Market Fund, the Advisor receives from the Municipal Money Market Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

            -     An annual flat fee of $10,000, paid monthly; and


            - In any month that the Municipal Money Market Fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the Municipal Money Market Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.


                                       h

                  The Municipal Money Market Fund reimburses the Advisor for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data; and

      (vi)  Custody, legal and audit fees and other miscellaneous expenses.

RECENT FEES PAID TO THE ADVISOR, ADMINISTRATOR, CFD AND CFS (dollars in thousands)


                                                         MONEY MARKET FUND

                                                Year       Period
                                                ended      ended     Year ended June 30
                                              March 31    March 31   ------------------
                                               2005        2004(a)     2003      2002
                                             ---------    --------    ------    ------
Administration fee                            $1,311       $1,073     $1,618    $  741
Management fee (Portfolio) (b)                 1,320        1,090      1,604     1,670
Bookkeeping fee                                  141          112        249       110
Shareholder service and transfer agent fee     1,163        1,516      2,361     1,163
12b-1 fees:
  Distribution fee (Class B)                     577          553        935       661
  Distribution fee (Class C)                      86           87        149       115
  Service Fee (Class B)                          192          184        312       221
  Service Fee (Class C)                           29           29         50        38
Fees and expenses waived by the Advisor:          --         (173)        --        --
  Fees waived by CFD (Class B)                    --           --         --      (148)
  Fees waived by CFD (Class C)                   (68)         (69)      (119)      (92)
Distribution and service fees reimbursed
by Advisor:
  Class B                                       (236)        (602)      (700)       --
  Class C                                         (4)         (25)       (13)       --



                                                     MUNICIPAL MONEY MARKET FUND
                                                                            Year
                                               Year        Period          Ended
                                               ended       ended           June 30
                                              March 31    March 31    ----------------
                                                2005       2004(a)     2003      2002
                                             ---------    --------    ------    ------
Administration fee                             $199         $197      $295      $  741
Management fee (Portfolio) (b)                  199          197       293       1,670
Bookkeeping fee                                  29           28        52         110
Shareholder service and transfer agent           70           77       232       1,163
fee 12b-1 fees:
  Distribution fee (Class B)                      6            7         8         661
  Distribution fee (Class C)                      6            3         8         115
  Service Fee (Class B)                           2            2         3         221
  Service Fee (Class C)                           2          (c)         3          38
Fees and expenses waived by the Advisor:        (82)         (55)     (167)         --
  Fees waived by CFD (Class B)                   --           --        --        (148)
  Fees waived by CFD (Class C)                   (5)          (2)       (6)        (92)
Distribution fees reimbursed  by the
Advisor:
  Class A                                        --           --       (19)         --
  Class B                                        (2)          (7)       (6)         --
  Class C                                        (c)          (1)       (1)         --
  Class Z                                        --           --      (145)         --


(a)   The Fund changed its fiscal year end from June 30 to March 31 in 2004.

(b) Paid from each respective Portfolio in which each Fund invested as a feeder fund in a master fund/feeder fund arrangement until July 29, 2002.

(c)   Rounds to less than one.

BROKERAGE COMMISSIONS


For the fiscal year ended March 31, 2005, each Fund did not pay brokerage commissions. Each Fund or each Portfolio did not pay brokerage commissions during the period ended March 31, 2004, and the fiscal years ended June 30, 2003, 2002 and 2001.



The Trust is required to identify any securities of its "regular brokers or dealers" that the Funds have acquired during their most recent fiscal year. At March 31, 2005, neither Fund held any securities of their "regular brokers or dealers".



TRUSTEES AND TRUSTEES' FEES

Fund Complex consists of the following funds:


The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end or interval management investment company portfolios (the "Liberty Funds").



The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI, the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").


Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc (the "All-Star Funds").

Colombia Management Multi-Strategy Hedge Fund, LLC.


Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").


The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

                                       j

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including Trustees who are affiliated with the Advisor. For the fiscal year ended March 31, 2005, and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:



                                               Aggregate          Aggregate
                             Pension or      Compensation        Compensation
                             Retirement     from the Money    from the Municipal   Total Compensation from the
                              Benefits      Market Fund for   Money Market Fund     Fund Complex Paid to the
                             Accrued As     the Fiscal Year     for the Fiscal     Trustees for the Calendar
                            Part of Fund         Ended            Year Ended        Year Ended December 31,
Trustee(a)                  Expenses (b)   March 31, 2005(c)   March 31, 2005(c)             2004(a)
----------                  ------------   -----------------  ------------------   ---------------------------
Douglas A. Hacker                N/A           $1,661              $1,008                   $135,000
Janet Langford Kelly             N/A            1,810                 997                    148,500
Richard W. Lowry                 N/A            1,503                 886                    150,700
William E. Mayer                 N/A            1,737               1,036                    166,700
Charles R. Nelson                N/A            1,713                 988                    141,500
John J. Neuhauser                N/A            1,587                 942                    158,284
Patrick J. Simpson(c)            N/A            1,562                 933                    129,000
Thomas E. Stitzel                N/A            1,796               1,083                    149,000
Thomas C. Theobald (d)           N/A            2,072               1,100                    172,500
Anne-Lee Verville(e)             N/A            1,889               1,118                    157,000
Richard W. Woolworth             N/A            1,568               1,000                    131,000



(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios.


(b) The Funds do not currently provide pension or retirement plan benefits to the Trustees.

(c) During the fiscal year ended March 31, 2005, Mr. Simpson deferred $1,562 and $933 of his compensation from the Money Market Fund and Municipal Money Market Fund, respectively. During the calendar year ended December 31,2004, Mr. Simpson deferred $129,000 of his total compensation from the Fund Complex, pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under the plan was $143,646.



(d) During the fiscal year ended March 31, 2005, Mr. Theobald deferred $1,009 and $419 of his compensation from the Money Market Fund and the Municipal Money Market Fund, respectively. During the calendar year ended December 31, 2004, Mr. Theobald deferred $90,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $157,328.



(e) During the fiscal year ended March 31, 2005 2004, Ms. Verville deferred $504 and $192 of her compensation from the Money Market Fund and the Municipal Money Market Fund, respectively. During the calendar year ended December 31, 2004, Ms. Verville deferred $55,000 of her total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Ms. Verville's account under that plan was $653,275.


                                       k

ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Funds are responsible for the overall management and supervision of the Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with service providers for the Funds and review the Funds' performance. The Trustees have created several committees to perform specific functions for the Funds. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December, 2003.

AUDIT COMMITTEE


Ms. Verville and Messrs. Hacker, Stitzel, and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent registered public accounting firm, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the fiscal year ended March 31, 2005, the Audit Committee convened eleven times.


GOVERNANCE COMMITTEE


Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Funds. For the fiscal year ended March 31, 2005, the Governance Committee convened six times.


ADVISORY FEES & EXPENSES COMMITTEE


Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Funds. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended March 31, 2005, the Advisory Fees & Expenses Committee convened eight times.



COMPLIANCE COMMITTEE



Ms. Kelly, Messrs. Nelson, Simpson and Stitzel and Ms. Verville are members of the Compliance Committee of the Board of Trustees of the Funds. Mr. Stitzel became a member of the Compliance Committee on May 8, 2005. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee uses legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended March 31, 2005, the Compliance Committee convened six times.





INVESTMENT OVERSIGHT COMMITTEES

Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Fund Complex and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:

      IOC #1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised) and Municipal.

                                        l

      IOC #2: Mr. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector, Fixed Income - Core and Young Investor.

      IOC #3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

      IOC #4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing funds in the following asset categories: Large/Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

SHARE OWNERSHIP


The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in each Fund and (ii) in the funds in the Fund Complex.



                                                                                         Aggregate Dollar Range of
                           Dollar Range of Equity        Dollar Range of Equity       Equity Securities Owned in All
                          Securities Owned in The       Securities Owned in the        Funds Overseen by Trustee in
    Name of Trustee          Money Market Fund        Municipal Money Market Fund               Fund Complex
----------------------    -----------------------     ---------------------------     ------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker             $0                                 $0                            Over $100,000
Janet Langford Kelly          $10,001-$50,000                    $0                            Over $100,000
Richard W. Lowry              $0                                 $0                            Over $100,000
Charles R. Nelson             $1-$10,000                         $0                            Over $100,000
John J. Neuhauser             $0                                 $0                            Over $100,000
Patrick J. Simpson            $0                                 $0                            Over $100,000
Thomas E. Stitzel             $0                                 $0                            Over $100,000
Thomas C. Theobald            $0                                 $0                            Over $100,000
Anne-Lee Verville (a)         $0                                 $0                            Over $100,000
Richard L. Woolworth          $0                                 $0                            Over $100,000

INTERESTED TRUSTEE

William E. Mayer              $10,001-50,000                     $0                         $50,001-$100,000



(a) Ms. Verville has elected to defer her compensation as a Trustee under the deferred compensation plan for independent Trustees of the Fund Complex. The value of her deferred compensation is determined as if the amounts had been invested, as of the date of deferral, in shares of one or more funds in the Fund Complex as specified by her. At December 31, 2004, the value of her deferred compensation account exceeded $100,000.


OWNERSHIP OF THE FUNDS


As of record on June 30, 2005, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding Class A Shares, Class B Shares, Class C Shares and Class Z Shares of the Funds.


                                        m

As of record on June 30, 2005, the following shareholders of record owned 5% or more of the shares of the classes of the Funds noted below:


MONEY MARKET FUND

Class A Shares


Columbia Funds Distributor, Inc.                       42.94%
100 Federal Street
Boston, MA  02110-1802

THE MAXX TRUST                                          5.81%
JOHN FORCE
6055 PASEO DEL RETIRO
YORBA LINDA CA  92887-3344


MUNICIPAL MONEY MARKET FUND

Class A Shares


NFS LLC FEBO                                      7.32%
THOMAS MARANO
AMY MARANO
 15 OLDE GREENHOUSE LN
 MADISON NJ  07940-2749

CARL F PRICE &                                    6.01%
FRANCES PRICE
 1 QUAIL RIDGE RD S
 ROLLING HILLS CA  90274-5017

ROBERT F KIDD &                                   5.55%
JOAN H STORY
61 MARR AVE
 OAKLAND CA  94611-3130

JOSEPH SHERMAN DBA                                7.34%
SIERRA PINES
PO BOX 1416
 SAN GABRIEL CA  91778-1416





Class B Shares


DEAN WITTER                                      21.91%
NANCY W GARN
PO BOX 250
NEW YORK NY 10008-0250

PAULINE CHABAN                                    6.11%
45 MARTIN ST
LAKEWOOD NJ 08701-1580

PERSHING LLC                                     18.62%
PO BOX 2052
JERSEY CITY NJ 07303-2052


                                        n

ROBERT YOUNG                                     15.33%
992 OAK STREET
EAST HARTFORD CT 06118-3550

FIRST CLEARING LLC                                8.77%
BRIAN J DOWNING & CHERYL
CELINA TX 75009

UBS FINANCIAL SERVICES INC. FBO                   7.38%
ROBERT L POLIN &
ANN H POLIN
176 POLIN FARM ROAD
ELLOREE SC 29047-9504


Class C Shares


JEFFERSON LIU &                                  12.74%
DONNA Y LIU JTWROS
28761 APPLETREE
MISSION VIEJO CA 92692-1089

RODOLFO A GONZALES                               27.52%
RUDY T GONZALES
796 ASH AVE
CHULA VISTA CA 91910-5320

UBS FINANCIAL SERVICES INC. FBO                  15.77%
JO E LEIBOWITZ
4527 N SWAN ST
SILVER CITY NM 88061-4720

FIRST CLEARING CORPORATION                        7.82%
RANDOLPH C LINDEL &
NANCY E LINDEL
46 DEER HILL AVE
DANBURY CT 06810-7937

MARCIA A KEMP                                    18.63%
THOMAS W KEMP
7550 HESSLER DR NE
ROCKFORD MI 49341-9509

ANN M MEINKE                                     12.87%
PATRICIA K WESTGATE
4555 HONEY CREEK AVE NE
ADA MI 49301-9629


SALES CHARGES (dollars in thousands)

                                        o

MONEY MARKET FUND


                                                            Class A Shares
                                           ----------------------------------------------
                                             Year         Period
                                            ended         ended
                                           March 31      March 31     Years ended June 30
                                           --------      --------     -------------------
                                             2005         2004(a)       2003      2002
                                           --------      --------       ----      -----
Initial sales charges retained by CFD       $  0         $  0           $  4       $  0
Aggregate contingent deferred sales
charges (CDSC) on
  Fund redemptions retained by CFD            19           92            270        306



                                                             Class B Shares
                                           ----------------------------------------------
                                             Year         Period
                                            ended          ended
                                           March 31      March 31     Years ended June 30
                                           --------      --------     -------------------
                                             2005         2004(a)       2003      2002
                                           --------      --------       ----      -----
Aggregate CDSC on Fund redemptions
retained by CFD                              $468          $544        $1,224     $674



                                                             Class C Shares
                                           ---------------------------------------------
                                            Year          Period
                                            ended         ended
                                           March 31      March 31    Years ended June 30
                                           --------      --------    -------------------
                                             2005         2004(a)       2003      2002
                                           --------      --------       ----      -----
Aggregate CDSC on Fund redemptions
retained by CFD                              $15            $14         $105       $43


MUNICIPAL MONEY MARKET FUND


                                                                   Class A Shares
                                               --------------------------------------------
                                               Year          Period
                                               ended         ended
                                               March 31      March 31   Years ended June 30
                                               --------      --------   -------------------
                                                2005          2004(a)     2003      2002
                                               --------      --------     ----      ----
Aggregate contingent deferred sales charges
  (CDSC) on Fund redemptions retained by CFD    $7            $0          $20       $4



                                                                         Class B Shares
                                                      ------------------------------------------------
                                                       Year          Period
                                                       ended         ended
                                                      March 31       March 31      Years ended June 30
                                                      --------      ---------      -------------------
                                                        2005         2004(a)         2003       2002
                                                      --------      --------         -----      ----
Aggregate CDSC on Fund redemptions retained by CFD       $6            $4             $6        $12



                                                                         Class C Shares
                                                      -------------------------------------------------
                                                        Year         Period
                                                       ended         ended
                                                      March 31      March 31        Years ended June 30
                                                      --------      --------        -------------------
                                                       2005          2004(a)          2003      2002
                                                      --------      --------          ----      ----
Aggregate CDSC on Fund redemptions retained by CFD       $0            (b)            $37        $0


(a) The Fund changed its fiscal year end from June 30 to March 31 in 2004.

(b) Rounds to less than one.

12B-1 PLAN, CDSC AND CONVERSION OF SHARES

The Money Market Fund offers four classes of shares - Class A, Class B, Class C and Class Z. The Money Market Fund may in the future offer other classes of shares. The Trustees of the Trust have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays CFD monthly a service fee at an annual rate of 0.25% of the net assets attributed to its Class B and Class C shares and a monthly distribution fee at an annual rate of 0.75% of average daily net assets attributed to Class B and C shares. CFD has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.15% annually. The waiver may be eliminated at any time without shareholder approval. CFD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms
(FSFs) for certain services provided to shareholders, and for certain other purposes. Since the distribution and service fees are payable regardless

                                        p
of the amount of CFD's expenses, CFD may realize a profit from the fees. The Class A Plan has no fee but like the Class B and Class C Plan authorizes any other payments by the Fund to CFD and its affiliates (including the Administrator and the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Money Market Fund shares.

The Municipal Money Market Fund offers four classes of shares - Class A, Class B, Class C and Class Z. The Municipal Money Market Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Municipal Money Market Fund pays CFD monthly a service fee at the annual rate of 0.25% of the net assets attributed to its Class B and Class C shares and a distribution fee at an annual rate of 0.75% of the average daily net assets attributed to its Class B and Class C shares. CFD has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.15% annually. CFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CFD's expenses, CFD may realize a profit from the fees. The Class A Plan has no fee but like the Class B and Class C Plan authorizes any other payments by the Municipal Money Market Fund to CFD and its affiliates (including the Administrator and the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Municipal Money Market Fund shares.

The Trustees of Trust II and Trust IV believe the Plan could be a significant factor in the growth and retention of the Funds' assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of the Funds' shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees of Trust II and Trust IV, including a majority of the Trustees who are not interested persons of Trust II and Trust IV and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of Trust II and Trust IV who are not interested persons of Trust II and Trust IV are effected by such disinterested Trustees.

Class A shares are offered at net asset value and will be subject to a CDSC if a purchase of such shares having a value from $1 million to $25 million is redeemed within 18 months of the purchase. Class B shares are offered at net asset value subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses for the Class A, B and C shares.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares, which are not subject to the service and distribution fees, having an equal value. See the Prospectuses for a description of the different programs.

SALES-RELATED EXPENSES (dollars in thousands) of CFD relating to the Funds were as follows:

MONEY MARKET FUND

                                        q

                                                                             Year ended March 31, 2005
                                                                         ---------------------------------
                                                                         Class A       Class B     Class C
                                                                         -------       -------     -------
Fees to FSFs                                                                 $0          $294         $61
Cost of sales material relating to the Fund (including printing and
mailing expenses)                                                             0             0           0
Allocated travel, entertainment and other promotional expenses
(including advertising)                                                       0             0           0


MUNICIPAL MONEY MARKET FUND


                                                                             Year ended March 31, 2005
                                                                         ---------------------------------
                                                                         Class A       Class B     Class C
                                                                         -------       -------     -------
Fees to FSFs                                                                $8           $2           $3
Cost of sales material relating to the Fund (including printing and
mailing expenses)                                                            0            0            0
Allocated travel, entertainment and other promotional expenses
(including Advertising)                                                      0            0            0


                                        r

CUSTODIAN OF THE FUNDS


State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111-2900, is the Funds' custodian. The custodian is responsible for maintaining the Funds' open accounts.


INDEPENDENT REGISTRERED PUBLIC ACCOUNTING FIRM OF THE FUNDS


PriceWaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110-1707, are the Funds' independent registered public accounting firm, providing audit and tax return review services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of PriceWaterhouseCoopers LLP for the fiscal year ended March 31, 2005 and for the period ended March 31, 2004. The information for the periods ended June 30, 2003, 2002, 2001 and 2000, has been derived from the Fund's financial statements which have been audited by another independent registered public accounting firm whose report expressed an unqualified opinion on those financial statements and highlights.


THE MANAGEMENT AGREEMENT

Under a Management Agreement with each Fund, the Advisor has agreed to make day-to-day investment decisions for the Fund, arrange for the execution of portfolio transactions and generally manage the Fund's investments. The Advisor has also agreed to perform administrative services for the Fund, including without limitation, providing all executive and other facilities required to render investment management and administrative services. For these services and facilities, each Fund pays a monthly fee based on the average daily net assets of the Fund for such month.

INFORMATION CONCERNING THE FUNDS

PORTFOLIO TRANSACTIONS

The Advisor places the orders for the purchase and sale of portfolio securities and options and futures contracts for its clients, including private clients and mutual fund clients (Clients). Purchases and sales of portfolio securities are ordinarily transacted with the issuer or with a primary market maker acting as principal or agent for the securities on a net basis, with no brokerage commission being paid by the Funds. Transactions placed through dealers reflect the spread between the bid and asked prices. Occasionally, the Funds may make purchases of underwritten issues at prices that include underwriting discounts or selling concessions.

The Advisor's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include the Advisor's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; the Advisor's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and the Advisor's knowledge of actual or apparent operation problems of any broker or dealer.

                                        s

Recognizing the value of these factors, the Advisor may cause a Client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction. The Advisor has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions effected for Clients in those cases where the Advisor has discretion to select the broker or dealer by which the transaction is to be executed. The Advisor has discretion for all trades of the Funds. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by the Advisor. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by the Advisor's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by the Advisor, and reports are made annually to the Boards of Trustees.

The Advisor maintains and periodically updates a list of approved brokers and dealers which, in the Advisor's judgment, are generally capable of providing best price and execution and are financially stable. The Advisor's traders are directed to use only brokers and dealers on the approved list, except in the case of Client designations of brokers or dealers to effect transactions for such Clients' accounts. The Advisor generally posts certain Client information on the "Alert" broker database system as a means of facilitating the trade affirmation and settlement process.

It is the Advisor's practice, when feasible, to aggregate for execution as a single transaction orders for the purchase or sale of a particular security for the accounts of several Clients, in order to seek a lower commission or more advantageous net price. The benefit, if any, obtained as a result of such aggregation generally is allocated pro rata among the accounts of Clients which participated in the aggregated transaction. In some instances, this may involve the use of an "average price" execution wherein a broker or dealer to which the aggregated order has been given will execute the order in several separate transactions during the course of a day at differing prices and, in such case, each Client participating in the aggregated order will pay or receive the same price and commission, which will be an average of the prices and commissions for the several separate transactions executed by the broker or dealer.

The Advisor sometimes makes use of an indirect electronic access to the New York Stock Exchange's "SuperDOT" automated execution system, provided through a NYSE member floor broker, W&D Securities, Inc., a subsidiary of Jeffries & Co., Inc., particularly for the efficient execution of smaller orders in NYSE listed equities. The Advisor sometimes uses similar arrangements through Billings & Co., Inc. and Driscoll & Co., Inc., floor broker members of the Chicago Stock Exchange, for transactions to be executed on that exchange. In using these arrangements, the Advisor must instruct the floor broker to refer the executed transaction to another brokerage firm for clearance and settlement, as the floor brokers do not deal with the public. Transactions of this type sometimes are referred to as "step-in" or "step-out" transactions. The brokerage firm to which the executed transaction is referred may include, in the case of transactions effected through W&D Securities, brokerage firms which provide the Advisor investment research or related services.

CONSISTENT WITH THE CONDUCT RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. AND SUBJECT TO SEEKING BEST EXECUTION AND SUCH OTHER POLICIES AS THE TRUSTEES OF THE FUND MAY DETERMINE, THE ADVISOR MAY CONSIDER SALES OF SHARES OF A FUND AS A FACTOR IN THE SELECTION OF BROKER-DEALERS TO EXECUTE SUCH MUTUAL FUND SECURITIES TRANSACTIONS.

INVESTMENT RESEARCH PRODUCTS AND SERVICES FURNISHED BY BROKERS AND DEALERS

The Advisor engages in the long-standing practice in the money management industry of acquiring research and brokerage products and services (research products) from broker-dealer firms in return for directing trades for Client accounts to those firms. In effect, the Advisor is using the commission dollars generated from these Client accounts to pay for these research products. The money management industry uses the term "soft dollars" to refer to this industry practice. The Advisor may engage in soft dollar transactions on trades for those Client accounts for which the Advisor has the discretion to select the broker-dealer.

The ability to direct brokerage for a Client account belongs to the Client and not to the Advisor. When a Client grants the Advisor the discretion to select broker-dealers for Client trades, the Advisor has a duty to seek the best combination of net price and execution. The Advisor faces a potential conflict of interest with this duty when it uses Client trades to obtain soft dollar products. This conflict exists because the Advisor is able to use the soft dollar products in managing its Client accounts without paying cash (hard dollars) for the product. This reduces the Advisor's expenses.

                                        t

Moreover, under a provision of the federal securities laws applicable to soft dollars, the Advisor is not required to use the soft dollar product in managing those accounts that generate the trade. Thus, the Client accounts that generate the brokerage commission used to acquire the soft dollar product may not benefit directly from that product. In effect, those accounts are cross-subsidizing the Advisor's management of the other accounts that do benefit directly from the product. This practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner. Although it is inherently difficult, if not impossible, to document, the Advisor believes that over time most, if not all, Clients benefit from soft dollar products such that cross-subsidizations even out.

The Advisor attempts to reduce or eliminate this conflict by directing Client trades for soft dollar products only if the Advisor concludes that the broker-dealer supplying the product is capable of providing a combination of the best net price and execution on the trade. As noted above, the best net price, while significant, is one of a number of judgmental factors the Advisor considers in determining whether a particular broker is capable of providing the best net price and execution. The Advisor may cause a Client account to pay a brokerage commission in a soft dollar trade in excess of that which another broker-dealer might have charged for the same transaction.

The Advisor acquires two types of soft dollar research products: (i) proprietary research created by the broker-dealer firm executing the trade and (ii) other products created by third parties that are supplied to the Advisor through the broker-dealer firm executing the trade.

Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in-house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. The Advisor's research analysts periodically rate the quality of proprietary research produced by various broker-dealer firms. Based on these evaluations, the Advisor develops target levels of commission dollars on a firm-by-firm basis. The Advisor attempts to direct trades to each firm to meet these targets.

The Advisor also uses soft dollars to acquire products created by third parties that are supplied to the Advisor through broker-dealers executing the trade (or other broker-dealers who "step in" to a transaction and receive a portion of the brokerage commission for the trade). These products include the following:

      - Database Services -- comprehensive databases containing current and/or historical information on companies and industries. Examples include historical securities prices, earnings estimates, and SEC filings. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

      - Quotation/Trading/News Systems -- products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

      - Economic Data/Forecasting Tools -- various macro economic forecasting tools, such as economic data and economic and political forecasts for various countries or regions.

      - Quantitative/Technical Analysis -- software tools that assist in quantitative and technical analysis of investment data.

      - Fundamental Industry Analysis -- industry-specific fundamental investment research.

      - Fixed Income Security Analysis -- data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, that are relevant to fixed income securities.

      - Other Specialized Tools -- other specialized products, such as specialized economic consulting analyses and attendance at investment oriented conferences.

Many third-party products include computer software or on-line data feeds. Certain products also include computer hardware necessary to use the product.

Certain of these third party services may be available directly from the vendor on a hard dollar basis. Others are available only through broker-dealer firms for soft dollars. The Advisor evaluates each product to determine a cash (hard dollars) value of the product to the Advisor. The Advisor then on a product-by-product basis targets commission dollars in an amount equal to a specified multiple of the hard dollar value to the broker-dealer that supplies the product to the Advisor. In general, these multiples range from 1.25 to 1.85 times the hard dollar value. The Advisor attempts to direct trades to each firm to meet these

                                        u
targets. (For example, if the multiple is 1.5:1.0, assuming a hard dollar value of $10,000, the Advisor will target to the broker-dealer providing the product trades generating $15,000 in total commissions.)

The targets that the Advisor establishes for both proprietary and for third party research products typically will reflect discussions that the Advisor has with the broker-dealer providing the product regarding the level of commissions it expects to receive for the product. However, these targets are not binding commitments, and the Advisor does not agree to direct a minimum amount of commissions to any broker-dealer for soft dollar products. In setting these targets, the Advisor makes a determination that the value of the product is reasonably commensurate with the cost of acquiring it. These targets are established on a calendar year basis. The Advisor will receive the product whether or not commissions directed to the applicable broker-dealer are less than, equal to or in excess of the target. The Advisor generally will carry over target shortages and excesses to the next year's target. The Advisor believes that this practice reduces the conflicts of interest associated with soft dollar transactions, since the Advisor can meet the non-binding expectations of broker-dealers providing soft dollar products over flexible time periods. In the case of third party products, the third party is paid by the broker-dealer and not by the Advisor. The Advisor may enter into a contract with the third party vendor to use the product. (For example, if the product includes software, the Advisor will enter into a license to use the software from the vendor.)

In certain cases, the Advisor uses soft dollars to obtain products that have both research and non-research purposes. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. As of the date of this SAI, the Advisor acquires two mixed use products. These are (i) a fixed income security data service and (ii) a mutual fund performance ranking service. In each case, the Advisor makes a good faith evaluation of the research and non-research uses of these services. These evaluations are based upon the time spent by Firm personnel for research and non-research uses. The Advisor pays the provider in cash (hard dollars) for the non-research portion of its use of these products.

The Advisor may use research obtained from soft dollar trades in the management of any of its discretionary accounts. Thus, consistent with industry practice, the Advisor does not require that the Client account that generates the trade receive any benefit from the soft dollar product obtained through the trade. As noted above, this may result in cross-subsidization of soft dollar products among Client accounts. As noted therein, this practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner.

In certain cases, the Advisor will direct a trade to one broker-dealer with the instruction that it execute the trade and pay over a portion of the commission from the trade to another broker-dealer who provides the Advisor with a soft dollar research product. The broker-dealer executing the trade "steps out" of a portion of the commission in favor of the other broker-dealer providing the soft dollar product. The Advisor may engage in step out transactions in order to direct soft dollar commissions to a broker-dealer which provides research but may not be able to provide best execution. Brokers who receive step out commissions typically are brokers providing a third party soft dollar product that is not available on a hard dollar basis. The Advisor has not engaged in step out transactions as a manner of compensating broker-dealers that sell shares of investment companies managed by the Advisor.

The Fund has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for portfolio securities. The custodian will credit any such fees received against its custodial fees.

AMORTIZED COSTS FOR MONEY MARKET FUNDS

In connection with each Fund's use of amortized cost and the maintenance of its per share net asset value of $1.00, the Fund has agreed: (i) to seek to maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining relative stability of principal and not in excess of 90 days; (ii) not to purchase a portfolio instrument with a remaining maturity of greater than thirteen months; and (iii) to limit its purchase of portfolio instruments to those instruments that are denominated in U.S. dollars which the Fund's Board of Trustees determines present minimal credit risks and that are of eligible quality as determined by any major rating service as defined under Securities and Exchange Commission Rule 2a-7 or, in the case of any instrument that is not rated, of comparable quality as determined by the Fund's Board of Trustees.

Each Fund has also agreed to establish procedures reasonably designed to stabilize its price per share, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of its portfolio holdings by the Fund's Board of Trustees, at such intervals as the Fund deems appropriate, to determine whether its net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. Calculations are made to compare the value of its investments valued at amortized cost with market value. Market values are obtained by using actual quotations provided by market makers, estimates of market value, values from yield data obtained from reputable sources for the instruments, values obtained from the Advisor's matrix, or values obtained from an independent pricing service. Any such service might value the Fund's investments based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers and general market conditions. The service may also employ electronic data processing techniques, a matrix system, or both to determine valuations.

In connection with a Fund's use of the amortized cost method of portfolio valuation to maintain its net asset value at $1.00 per share, the Fund might incur or anticipate an unusual expense, loss, depreciation, gain or appreciation that would affect its net asset value per share or income for a particular period. The extent of any deviation between the net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board of Trustees as it deems appropriate. If such deviation exceeds 1/2 of 1%, the Fund's Board of Trustees will promptly consider what action, if any, should be initiated. In the event the Fund's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take such action as it considers appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Actions which the Fund's Board of Trustees might take include: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; increasing, reducing, or suspending dividends or distributions from capital or capital gains; or redeeming shares in kind. The Fund's Board of Trustees might also establish a net asset value per share by using market values, as a result of which the net asset value might deviate from $1.00 per share.

                                       w

INVESTMENT PORTFOLIO

--------------------------------------------------------------------------------

MARCH 31, 2005                                        COLUMBIA MONEY MARKET FUND



CORPORATE FIXED-INCOME BONDS & NOTES - 41.8%

FINANCIALS - 41.8%

BANKS - 5.8%

------------------------------------------       ------------------------------------------------------------------------------

                                                                                                          PAR ($)     VALUE ($)


                HBOS TREASURY SERVICES PLC            2.900% 07/29/05 (a)(b)                           10,000,000    10,002,937

                                                 -------------------------------------------------------------------------------

                                US BANK NA            2.770% 02/17/06 (b)                               8,000,000     7,999,943

                                                 -------------------------------------------------------------------------------

                         WELLS FARGO & CO.            2.780% 05/15/06 (a)(b)                           10,000,000    10,000,000

                                                 -------------------------------------------------------------------------------

                                                                                                      Banks Total    28,002,880



DIVERSIFIED FINANCIAL SERVICES - 36.0%

------------------------------------------       ------------------------------------------------------------------------------

           20/20 CUSTOM MOLDED PLASTICS LP        LOC: National City Bank

                                                      2.920% 08/01/13 (c)                               4,365,000     4,365,000

                                                 -------------------------------------------------------------------------------

                           ACC LEASING LLC        LOC: National City Bank

                                                      2.920% 05/01/23 (c)                               3,366,000     3,366,000

                                                 -------------------------------------------------------------------------------

             AMERICAN EXPRESS CREDIT CORP.            2.826% 06/05/06 (b)                              13,000,000    13,000,000

                                                 -------------------------------------------------------------------------------

         AMERICAN HEALTHCARE FUNDING CORP.        LOC: LaSalle Bank NA

                                                      2.850% 03/01/29 (c)                               3,803,000     3,803,000

                                                 -------------------------------------------------------------------------------

          ARCHBISHOP OF CINCINNATI TRUSTEE        LOC: Fifth Third Bank

                                                      2.860% 04/01/23 (c)                               1,000,000     1,000,000

                                                 -------------------------------------------------------------------------------

         ASSOCIATES CORP. OF NORTH AMERICA            6.625% 06/15/05                                   7,150,000     7,207,966

                                                 -------------------------------------------------------------------------------

         AUTUMN HOUSE AT POWDER MILL, INC.        LOC: SunTrust Bank

                                                      2.850% 02/01/28 (c)                               3,575,000     3,575,000

                                                 -------------------------------------------------------------------------------

           BATH TECHNOLOGY ASSOCIATES LTD.        LOC: National City Bank

                                                      2.920% 07/01/17 (c)                               1,820,000     1,820,000

                                                 -------------------------------------------------------------------------------

              BEST ONE TIRE & SERVICES LLC        LOC: Fifth Third Bank

                                                      2.860% 02/01/18 (c)                               7,510,000     7,510,000

                                                 -------------------------------------------------------------------------------

                  CONGREGATION MKOR SHALOM        LOC: Wachovia Bank

                                                      2.930% 06/01/23 (c)                               2,225,000     2,225,000

                                                 -------------------------------------------------------------------------------

                   CRESCENT PAPER TUBE CO.        LOC: Fifth Third Bank

                                                      2.860% 08/01/22 (c)                               2,710,000     2,710,000

                                                 -------------------------------------------------------------------------------

                    CRESTMONT REALTY CORP.        LOC: Fifth Third Bank

                                                      2.860% 11/01/22 (c)                               4,440,000     4,440,000

                                                 -------------------------------------------------------------------------------

                       DELTIME LLC PROJECT        LOC: National City Bank

                                                      2.920% 02/01/23 (c)                               2,350,000     2,350,000

                                                 -------------------------------------------------------------------------------

                         DOMINICAN SISTERS        LOC: Fifth Third Bank

                                                      2.860% 10/01/23 (c)                               3,945,000     3,945,000

                                                 -------------------------------------------------------------------------------

                        DUBLIN BUILDING LLC        LOC: National City Bank

                                                      2.920% 11/01/18 (c)                               1,805,000     1,805,000

                                                 -------------------------------------------------------------------------------

                     FANNIN AND FANNIN LLC        LOC: Fifth Third Bank

                                                      2.860% 12/01/24 (c)                               2,000,000     2,000,000

                                                 -------------------------------------------------------------------------------

            GENERAL ELECTRIC CAPITAL CORP.            2.930% 05/17/06 (b)                              13,000,000    13,000,000

                                                 -------------------------------------------------------------------------------

               HARRIER FINANCE FUNDING LLC            2.660% 10/25/05 (a)(b)                           10,000,000    10,000,000

                                                 -------------------------------------------------------------------------------

            K.C. JORDAN & ASSOCIATES, INC.        LOC: Fifth Third Bank

                                                      2.860% 04/01/23 (c)                               1,000,000     1,000,000








                                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

MARCH 31, 2005                                        COLUMBIA MONEY MARKET FUND



CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

FINANCIALS - (CONTINUED)

DIVERSIFIED FINANCIAL SERVICES - (CONTINUED)

------------------------------------------       -------------------------------------------------------------------------------

                                                                                                          PAR ($)     VALUE ($)


          KINGSTON CARE CENTER OF SYLVANIA        LOC: Bank One NA

                                                      2.900% 05/01/33 (c)                              11,675,000    11,675,000

                                                 -------------------------------------------------------------------------------

                 MICHIGAN EQUITY GROUP LLC        LOC: Fifth Third Bank

                                                      2.860% 04/01/34 (c)                               5,890,000     5,890,000

                                                 -------------------------------------------------------------------------------

                            MORGAN STANLEY            2.890% 04/27/06 (b)                              12,000,000    12,000,000

                                                 -------------------------------------------------------------------------------

                PILOT DRIVE PROPERTIES LLC        LOC: JPMorgan Chase Bank

                                                      2.900% 02/01/35 (c)                               4,000,000     4,000,000

                                                 -------------------------------------------------------------------------------

                PRECISION RADIOTHERAPY LLC        LOC: Fifth Third Bank

                                                      2.860% 08/01/18 (c)                               2,430,000     2,430,000

                                                 -------------------------------------------------------------------------------

                        PS GREETINGS, INC.        LOC: LaSalle Bank NA

                                                      3.020% 12/01/33 (c)                                 965,000       965,000

                                                 -------------------------------------------------------------------------------

                        REDCAY FUNDING LLC        LOC: Sun Trust Bank

                                                      2.890% 11/01/25 (c)                               2,145,000     2,145,000

                                                 -------------------------------------------------------------------------------

                       SEDNA FINANCE, INC.            2.590% 10/14/05 (a)(b)                           10,000,000    10,000,000

                                                 -------------------------------------------------------------------------------

                             SERVAAS, INC.        LOC: Fifth Third Bank

                                                      2.860% 03/01/13 (c)                               5,190,000     5,190,000

                                                 -------------------------------------------------------------------------------

                      SHEPHERD CAPITAL LLC        LOC: Old Kent Bank & Trust

                                                      2.980% 03/15/49 (c)                               1,935,000     1,935,000

                                                 -------------------------------------------------------------------------------

                   SKELETAL PROPERTIES LLC        LOC: Fifth Third Bank

                                                      2.860% 11/01/14 (c)                               2,000,000     2,000,000

                                                 -------------------------------------------------------------------------------

                    SOUTHTOWN PARTNERS LLC        LOC: Fifth Third Bank

                                                      2.860% 12/01/44 (c)                               2,000,000     2,000,000

                                                 -------------------------------------------------------------------------------

  SPRINGSIDE CORP. EXCHANGE PARTNERS I LLC        LOC: US Bank NA

                                                      2.920% 02/01/36 (c)                               2,245,000     2,245,000

                                                 -------------------------------------------------------------------------------

                       TANGO FINANCE CORP.            2.650% 01/17/06 (a)(b)                           10,000,000    10,001,012

                                                 -------------------------------------------------------------------------------

                    WHITE PINE FINANCE LLC            2.905% 09/07/05 (a)(b)                           10,000,000     9,998,267

                                                 -------------------------------------------------------------------------------

         YOUNG MEN'S CHRISTIAN ASSOCIATION        LOC: Wachovia Bank

                                                      2.830% 02/01/24 (c)                               2,400,000     2,400,000

                                                 -------------------------------------------------------------------------------



                                                                             Diversified Financial Services Total   173,996,245



                                                                                                 FINANCIALS TOTAL   201,999,125



                                                 TOTAL CORPORATE FIXED-INCOME BONDS & NOTES

                                                 (COST OF $201,999,125)                                             201,999,125

COMMERCIAL PAPER - 19.0%

------------------------------------------       ------------------------------------------------------------------------------

                ATLANTIS ONE FUNDING CORP.            3.250% 09/19/05 (d)                               6,000,000     5,908,800

                                                 -------------------------------------------------------------------------------

         CANCARA ASSET SECURITISATION LTD.            2.740% 05/18/05 (d)                               5,000,000     4,982,114

                                                 -------------------------------------------------------------------------------

               GIRO BALANCED FUNDING CORP.            3.250% 09/23/05 (d)                               5,000,000     4,922,222

                                                 -------------------------------------------------------------------------------

                      GRAMPIAN FUNDING LLC            2.860% 06/30/05 (d)                               8,000,000     7,942,800

                                                      3.130% 09/09/05 (d)                               8,000,000     7,888,016




See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

MARCH 31, 2005                                        COLUMBIA MONEY MARKET FUND



COMMERCIAL PAPER - (CONTINUED)                                                                        PAR ($)     VALUE ($)

------------------------------------------       ------------------------------------------------------------------------------


               HARRIER FINANCE FUNDING LLC            2.720% 06/10/05 (d)                               5,000,000     4,973,556

                                                 -------------------------------------------------------------------------------

                        MANE FUNDING CORP.            2.540% 04/07/05 (d)                               5,000,000     4,997,883

                                                 -------------------------------------------------------------------------------

                MITTEN GMAC MORTGAGE CORP.            2.890% 04/01/05 (d)                               8,500,000     8,500,000

                                                 -------------------------------------------------------------------------------

              PREMIER ASSET COLLECTION LLC            2.840% 05/25/05 (d)                               5,000,000     4,978,700

                                                 -------------------------------------------------------------------------------

                       SCALDIS CAPITAL LLC            3.000% 06/30/05 (d)                               5,000,000     4,962,500

                                                 -------------------------------------------------------------------------------

                       SIGMA FINANCE, INC.            2.750% 07/01/05 (d)                               4,000,000     3,972,195

                                                      2.970% 06/27/05 (d)                              10,000,000     9,928,708

                                                 -------------------------------------------------------------------------------

                     SOLITAIRE FUNDING LLC            3.000% 06/22/05 (d)                               5,000,000     4,965,833

                                                 -------------------------------------------------------------------------------

                     SUNBELT FUNDING CORP.            2.830% 04/21/05 (d)                               8,000,000     7,987,422

                                                 -------------------------------------------------------------------------------

                WHISTLEJACKET CAPITAL LTD.            2.760% 04/15/05 (a)(b)                            5,000,000     4,999,943



                                                 TOTAL COMMERCIAL PAPER

                                                 (COST OF $91,910,692)                                               91,910,692



GOVERNMENT AGENCIES & OBLIGATIONS - 18.0%

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 18.0%

------------------------------------------       -------------------------------------------------------------------------------

                    FEDERAL HOME LOAN BANK            1.350% 04/15/05-04/29/05                         13,000,000    13,000,000

                                                      2.590% 04/19/05 (b)                              15,000,000    14,999,779

                                                      2.770% 04/25/05 (b)                               7,000,000     6,999,815

                                                 -------------------------------------------------------------------------------

          FEDERAL HOME LOAN MORTGAGE CORP.            2.550% 10/07/05 (b)                              30,000,000    30,000,000

                                                      2.725% 11/07/05 (b)                               8,000,000     8,000,000

                                                 -------------------------------------------------------------------------------

     FEDERAL NATIONAL MORTGAGE ASSOCIATION            1.550% 05/04/05                                   6,000,000     6,000,000

                                                      1.600% 05/13/05                                   3,000,000     3,000,000

                                                      1.750% 05/23/05                                   5,000,000     5,000,000





                                                                                      U.S. GOVERNMENT AGENCIES &

                                                                                                OBLIGATIONS TOTAL    86,999,594



                                                 TOTAL GOVERNMENT AGENCIES & OBLIGATIONS

                                                 (COST OF $86,999,594)                                               86,999,594

MUNICIPAL BONDS - 10.6%

CALIFORNIA - 2.1%

------------------------------------------       -------------------------------------------------------------------------------

CA ABAG FINANCE AUTHORITY FOR NONPROFIT CORPS.   California Multifamily Revenue:

                                                      Bachenheimer Building Apartments, Series 2002,

                                                      LOC: FNMA

                                                      2.850% 07/15/35 (c)                               2,100,000     2,100,000



                                                      Berkeleyan LLC, Series 2003,

                                                      LOC: FNMA

                                                      2.850% 05/15/33 (c)                               2,200,000     2,200,000



                                                      Gaia Building LLC, Series 2000,

                                                      LOC: FNMA

                                                      2.850% 09/15/32 (c)                               2,375,000     2,375,000






                                 See Accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------

MARCH 31, 2005                                        COLUMBIA MONEY MARKET FUND


MUNICIPAL BONDS - (CONTINUED)

CALIFORNIA - (CONTINUED)                                                                              PAR ($)     VALUE ($)

------------------------------------------       ------------------------------------------------------------------------------


CA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY   Vineyard Creek Apartments,

                                                      Series 2003,

                                                      LOC: Federal Home Loan Bank

                                                      2.900% 12/01/36 (c)                               3,700,000     3,700,000

                                                 -------------------------------------------------------------------------------

                                                                                                 CALIFORNIA TOTAL    10,375,000

IOWA - 0.5%

------------------------------------------       ------------------------------------------------------------------------------

                      IA FINANCE AUTHORITY        St. Luke's Health Foundation,

                                                      Series 2003 B,

                                                      LOC: General Electric Capital Corp.

                                                      2.850% 03/01/18 (c)                               2,280,000     2,280,000

                                                 -------------------------------------------------------------------------------

                                                                                                       IOWA TOTAL     2,280,000

MARYLAND - 1.7%

------------------------------------------       ------------------------------------------------------------------------------

              MD BALTIMORE PROJECT REVENUE        Baltimore Parking Facilities

                                                      Series 2002

                                                      Insured: FGIC

                                                      SPA: Dexia Credit Local

                                                      2.850% 07/01/32 (c)                               8,100,000     8,100,000

                                                 -------------------------------------------------------------------------------

                                                                                                   MARYLAND TOTAL     8,100,000

MASSACHUSETTS - 0.8%

------------------------------------------       ------------------------------------------------------------------------------

   MA STATE HOUSING FINANCE AGENCY REVENUE        Avalon Upper Falls LLC

                                                      Series 2004 A

                                                      LOC: JPMorgan Chase Bank

                                                      2.840% 12/01/34 (c)                               3,780,000     3,780,000

                                                 -------------------------------------------------------------------------------

                                                                                             MASSACHUSETTS TOTAL      3,780,000

MICHIGAN - 1.0%

------------------------------------------       ------------------------------------------------------------------------------

                         MI OAKLAND COUNTY        Series 2004,

                                                      1.625% 05/01/05                                   5,000,000     4,995,986

                                                 -------------------------------------------------------------------------------

                                                                                                   MICHIGAN TOTAL     4,995,986

NEW HAMPSHIRE - 1.4%

------------------------------------------       ------------------------------------------------------------------------------

             NH BUSINESS FINANCE AUTHORITY        Series 2002 A,

                                                      SPA: Bank of New York

                                                      2.910% 11/01/20 (c)                               7,100,000     7,100,000

                                                 -------------------------------------------------------------------------------

                                                                                              NEW HAMPSHIRE TOTAL     7,100,000

TENNESSEE - 0.4%

------------------------------------------       ------------------------------------------------------------------------------

TN COFFEE COUNTY INDUSTRIAL BOARD, INC., REVENUE  Stamtec, Inc.,

                                                      Series 1999,

                                                      LOC: JPMorgan Chase Bank

                                                      2.930% 09/01/14 (c)                               1,890,000     1,890,000

                                                 -------------------------------------------------------------------------------

                                                                                                  TENNESSEE TOTAL     1,890,000






See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

MARCH 31, 2005                                        COLUMBIA MONEY MARKET FUND



MUNICIPAL BONDS - (CONTINUED)

TEXAS - 2.2%


                                                                                                          PAR ($)     VALUE ($)

------------------------------------------       ------------------------------------------------------------------------------

                                  TX STATE        Veterans' Housing,

                                                      Series 2002 B,

                                                      SPA: Landesbank Hessen-Thuringen GZ

                                                      2.850% 06/01/23 (c)                              10,550,000    10,550,000

                                                 -------------------------------------------------------------------------------

                                                                                                      TEXAS TOTAL    10,550,000

VIRGINIA - 0.5%

------------------------------------------       ------------------------------------------------------------------------------

      VA RICHMOND REDEVELOPMENT & HOUSING         Old Manchester,

                 AUTHORITY PROJECT REVENUE            Series 1995 B,

                                                      LOC : Wachovia Bank, NA

                                                      2.900% 12/01/25 (c)                               2,310,000     2,310,000

                                                 -------------------------------------------------------------------------------

                                                                                                   VIRGINIA TOTAL     2,310,000



                                                 TOTAL MUNICIPAL BONDS

                                                 (COST OF $51,380,986)                                               51,380,986

CERTIFICATES OF DEPOSIT - 9.5%

------------------------------------------       ------------------------------------------------------------------------------

                         BARCLAYS BANK PLC            2.775% 05/25/05                                  10,000,000     9,999,548

                                                 -------------------------------------------------------------------------------

          CANADIAN IMPERIAL BANK OF CANADA            2.860% 03/15/08 (b)                              20,000,000    20,000,000

                                                 -------------------------------------------------------------------------------

                           CS FIRST BOSTON            3.110% 12/29/05 (b)                               6,000,000     6,000,897

                                                 -------------------------------------------------------------------------------

                UNICREDITO ITALIANO S.P.A.            2.630% 07/27/05 (b)                              10,000,000     9,997,848



                                                 TOTAL CERTIFICATES OF DEPOSIT

                                                 (COST OF $45,998,293)                                               45,998,293



SHORT-TERM OBLIGATION - 0.1%

------------------------------------------       ------------------------------------------------------------------------------

                                                 Repurchase agreement with State Street Bank & Trust Co.,

                                                 dated 03/31/05, due 04/01/05 at 2.560%, collateralized by

                                                 a U.S. Government Agency maturing 03/05/19, market

                                                 value of $292,500 (repurchase proceeds $286,020)         286,000       286,000



                                                 TOTAL SHORT-TERM OBLIGATION

                                                 (COST OF $286,000)                                                     286,000



                                                 TOTAL INVESTMENTS - 99.0%

                                                 (COST OF $478,574,690) (E)                                         478,574,690



                                                 OTHER ASSETS & LIABILITIES, NET - 1.0%                               4,734,272



                                                 NET ASSETS - 100.0%                                                483,308,962






                                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

MARCH 31, 2005                                        COLUMBIA MONEY MARKET FUND



NOTES TO INVESTMENT PORTFOLIO:



(a)  Security exempt from registration pursuant to Rule 144A under the

     Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At

     March 31, 2005, these securities amounted to $65,002,159, which represents

     13.4% of net assets.



(b)  Floating rate note. The interest rate shown reflects the rate as of March

     31, 2005.



(c)  Variable rate security. The interest rate shown reflects the rate as of

     March 31, 2005.



(d)  Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule

     144A under the Securities Act of 1933. At March 31, 2005, these securities amounted to $86,910,749, which represents 18.0% of net assets.



(e)  Cost for federal income tax purposes is $478,574,690.



     Acronym                       Name

     -------                       ----

     ABAG                          Association of Bay Area Government

     FGIC                          Financial Guaranty Insurance Co.

     FNMA                          Federal National Mortgage Association

     LOC                           Letter of Credit/Line of Credit

     SPA                           Stand-by Purchase Agreement



See Accompanying Notes to Financial Statements.


STATEMENT OF ASSETS AND LIABILITIES

-------------------------------------------------------------------------------

MARCH 31, 2005                                        COLUMBIA MONEY MARKET FUND


                                                                                                                            ($)

------------------------------------------        -----------------------------------------------------------------------------


                                    ASSETS        Investments, at cost                                              478,574,690



                                                  Investments, at value                                             478,574,690

                                                  Cash                                                                      546

                                                  Receivable for:

                                                    Investments sold                                                  4,510,123

                                                    Fund shares sold                                                    961,336

                                                    Interest                                                          1,276,424

                                                  Expense reimbursement due from Investment Advisor                      65,267

                                                  Deferred Trustees' compensation plan                                   26,729

                                                                                                                   -------------

                                                                                                     Total Assets   485,415,115



                                                  ------------------------------------------------------------------------------

                               LIABILITIES        Payable for:

                                                    Fund shares repurchased                                           1,472,297

                                                    Distributions                                                        16,824

                                                    Investment advisory fee                                             100,705

                                                    Administration fee                                                  106,930

                                                    Transfer agent fee                                                  190,963

                                                    Pricing and bookkeeping fees                                         17,040

                                                    Trustees' fees                                                        1,621

                                                    Custody fee                                                           2,875

                                                    Distribution and service fees                                       110,646

                                                  Deferred Trustees' fees                                                26,729

                                                  Other liabilities                                                      59,523

                                                                                                                   -------------

                                                                                                Total Liabilities     2,106,153



                                                                                                       NET ASSETS   483,308,962



                                                  ------------------------------------------------------------------------------

                 COMPOSITION OF NET ASSETS        Paid-in capital                                                   483,340,967

                                                  Overdistributed net investment income                                (30,807)

                                                  Accumulated net realized loss                                         (1,198)

                                                                                                                   -------------

                                                                                                       NET ASSETS   483,308,962



                                                  ------------------------------------------------------------------------------

                                   CLASS A        Net assets                                                        208,148,289

                                                  Shares outstanding                                                208,199,287

                                                  Net asset value and offering price per share                          1.00(a)





                                                  ------------------------------------------------------------------------------

                                   CLASS B        Net assets                                                         61,467,330

                                                  Shares outstanding                                                 61,498,782

                                                  Net asset value and offering price per share                          1.00(a)





                                                  ------------------------------------------------------------------------------

                                   CLASS C        Net assets                                                          9,978,888

                                                  Shares outstanding                                                  9,983,791

                                                  Net asset value and offering price per share                          1.00(a)





                                                  ------------------------------------------------------------------------------

                                   CLASS Z        Net assets                                                        203,714,455

                                                  Shares outstanding                                                203,964,233

                                                  Net asset value, offering and redemption price per share                 1.00






(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.



                                 See Accompanying Notes to Financial Statements.


STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

FOR THE YEAR ENDED MARCH 31, 2005                     COLUMBIA MONEY MARKET FUND


                                                                                                                            ($)

------------------------------------------        -----------------------------------------------------------------------------

                                                                                                                ($)


------------------------------------------        ------------------------------------------------------------------------------

                         INVESTMENT INCOME        Interest                                                            9,329,151



                                                  ------------------------------------------------------------------------------

                                  EXPENSES        Investment advisory fee                                             1,320,197

                                                  Administration fee                                                  1,310,632

                                                  Distribution fee:

                                                    Class B                                                             576,696

                                                    Class C                                                              85,589

                                                  Service fee:

                                                    Class B                                                             192,232

                                                    Class C                                                              28,602

                                                  Transfer agent fee                                                  1,162,794

                                                  Pricing and bookkeeping fees                                          141,444

                                                  Trustees' fees                                                         25,176

                                                  Custody fee                                                            21,624

                                                  Other expenses                                                        229,830

                                                                                                                      ----------

                                                   Total Expenses 5,094,816

                                                  Distribution and service fees

                                                  reimbursed by Investment

                                                  Advisor:

                                                    Class B                                                           (236,287)

                                                    Class C                                                             (3,728)

                                                  Fees waived by Distributor - Class C                                 (68,429)

                                                  Custody earnings credit                                               (2,029)

                                                                                                                      ----------

                                                    Net Expenses                                                      4,784,343

                                                                                                                      ----------

                                                  Net Investment Income                                               4,544,808



                                                 -------------------------------------------------------------------------------

          NET REALIZED GAIN ON INVESTMENTS        Net realized gain on investments                                        5,343

                                                                                                                      ----------

                                                  Net Increase in Net Assets from Operations                          4,550,151






See Accompanying Notes to Financial Statements.


STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                      COLUMBIA MONEY MARKET FUND


                                                                                        YEAR ENDED   PERIOD ENDED   YEAR ENDED

                                                                                         MARCH 31,     MARCH 31,     JUNE 30,

INCREASE (DECREASE) IN NET ASSETS:                                                       2005 ($)     2004 (a)($)   2003 (b)($)

------------------------------------------        ------------------------------------------------------------------------------


                                OPERATIONS        Net investment income                   4,544,808     1,035,604     3,538,268

                                                  Net realized gain (loss) on investments     5,343         (149)            --

                                                                                     -------------------------------------------

                                                      Net Increase from Operations        4,550,151     1,035,455     3,538,268

                                                  ------------------------------------------------------------------------------

    DISTRIBUTIONS DECLARED TO SHAREHOLDERS        From net investment income:

                                                    Class A                             (2,113,778)     (441,305)   (1,493,624)

                                                    Class B                               (191,763)      (73,946)     (208,504)

                                                    Class C                                (63,771)      (12,956)      (55,169)

                                                    Class Z                             (2,175,651)     (588,244)   (1,763,556)

                                                                                     -------------------------------------------

                                                      Total Distributions Declared

                                                      to Shareholders                   (4,544,963)   (1,116,451)   (3,520,853)

                                                  ------------------------------------------------------------------------------

                        SHARE TRANSACTIONS        Class A:

                                                    Subscriptions                       215,560,472   271,755,492   910,150,826

                                                    Distributions reinvested              2,043,937       412,583     1,302,088

                                                    Redemptions                       (238,207,842) (309,985,945) (855,426,770)

                                                                                     -------------------------------------------

                                                      Net Increase (Decrease)          (20,603,433)  (37,817,870)    56,026,144

                                                  Class B:

                                                    Subscriptions                        53,430,955    54,247,449   155,689,122

                                                    Distributions reinvested                169,267        64,742       158,062

                                                    Redemptions                        (74,471,696)  (82,734,676) (141,953,170)

                                                                                     -------------------------------------------

                                                      Net Increase (Decrease)          (20,871,474)  (28,422,485)    13,894,014

                                                  Class C:

                                                    Subscriptions                        16,402,459    33,670,794   120,063,340

                                                    Distributions reinvested                 58,574        10,662        45,279

                                                    Redemptions                        (21,875,105)  (35,609,703) (123,559,631)

                                                                                     -------------------------------------------

                                                      Net Decrease                      (5,414,072)   (1,928,247)   (3,451,012)

                                                  Class Z:

                                                    Subscriptions                       179,117,629   167,190,771   262,511,827

                                                    Proceeds received in connection

                                                      with merger                                --            --   338,355,029

                                                    Distributions reinvested              2,094,040       565,585     1,710,449

                                                    Redemptions                       (225,823,469) (208,829,522) (313,151,895)

                                                                                     -------------------------------------------

                                                      Net Increase (Decrease)          (44,611,800)  (41,073,166)   289,425,410

                                                  Net Increase (Decrease) from

                                                    Share Transactions                 (91,500,779) (109,241,768)   355,894,556

                                                                                     -------------------------------------------

                                                      Total Increase (Decrease)

                                                      in Net Assets                    (91,495,591) (109,322,764)   355,911,971

                                                  ------------------------------------------------------------------------------

                                NET ASSETS        Beginning of period                   574,804,553   684,127,317   328,215,346

                                                  End of period                         483,308,962   574,804,553   684,127,317

                                                  Undistributed (overdistributed)

                                                    net investment income at

                                                    end of period                          (30,807)      (30,652)        42,533




(a)  The Fund changed its fiscal year end from June 30 to March 31, effective

     March 31, 2004.



(b)  Class Z shares commenced operations on July 29, 2002.





                                 See Accompanying Notes to Financial Statements.

                                                      COLUMBIA MONEY MARKET FUND

--------------------------------------------------------------------------------



                                                                                        YEAR ENDED   PERIOD ENDED   YEAR ENDED

                                                                                         MARCH 31,     MARCH 31,     JUNE 30,

                                                                                           2005        2004 (a)      2003 (b)

------------------------------------------        ------------------------------------------------------------------------------


                         CHANGES IN SHARES        Class A:

                                                    Subscriptions                       215,560,472   271,755,491   910,150,825

                                                    Issued for distributions reinvested   2,043,937       412,582     1,302,088

                                                    Redemptions                       (238,207,842) (309,985,944) (855,426,769)

                                                                                     -------------------------------------------

                                                      Net Increase (Decrease)          (20,603,433)  (37,817,871)    56,026,144

                                                  Class B:

                                                    Subscriptions                        53,430,954    54,247,449   155,689,123

                                                    Issued for distributions reinvested     169,266        64,742       158,062

                                                    Redemptions                        (74,471,685)  (82,734,670) (141,953,166)

                                                                                     -------------------------------------------

                                                      Net Increase (Decrease)          (20,871,465)  (28,422,479)    13,894,019

                                                  Class C:

                                                    Subscriptions                        16,402,459    33,670,794   120,063,342

                                                    Issued for distributions reinvested      58,575        10,662        45,279

                                                    Redemptions                        (21,875,105)  (35,609,703) (123,559,630)

                                                                                     -------------------------------------------

                                                      Net Decrease                      (5,414,071)   (1,928,247)   (3,451,009)

                                                  Class Z:

                                                    Subscriptions                       179,117,629   167,190,771   262,735,612

                                                    Issued in connection with merger             --            --   338,355,029

                                                    Issued for distributions reinvested   2,094,040       565,585     1,710,449

                                                    Redemptions                       (225,823,468) (208,829,520) (313,151,894)

                                                                                     -------------------------------------------

                                                      Net Increase (Decrease)          (44,611,799)  (41,073,164)   289,649,196




(a)  The Fund changed its fiscal year end from June 30 to March 31, effective

     March 31, 2004.



(b)  Class Z shares commenced operations on July 29, 2002.





See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

MARCH 31, 2005                                        COLUMBIA MONEY MARKET FUND



NOTE 1. ORGANIZATION



Columbia Money Market Fund (the "Fund"), a series of Columbia Funds Trust II

(the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.



INVESTMENT GOAL



The Fund seeks maximum current income consistent with capital preservation and the maintenance of liquidity.



FUND SHARES



The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.



Class A shares are sold at net asset value. Class A shares are subject to a

1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months on an original purchase of $1 million to $25 million. When exchanged for

Class A shares in another Columbia Fund, a sales charge may be imposed. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value.

There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.



NOTE 2. SIGNIFICANT ACCOUNTING POLICIES



USE OF ESTIMATES



The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.



SECURITY VALUATION



Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.



Short-term obligations maturing within 60 days are valued at amortized cost,

which approximates market value.



SECURITY TRANSACTIONS



Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.



REPURCHASE AGREEMENTS



The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the

Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.



INCOME RECOGNITION



Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.



DETERMINATION OF CLASS NET ASSET VALUES



All income, expenses (other than class-specific expenses, as shown on the

Statement of Operations) and realized and unrealized gains (losses) are allocated

--------------------------------------------------------------------------------

MARCH 31, 2005                                        COLUMBIA MONEY MARKET FUND





to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.



FEDERAL INCOME TAX STATUS



The Fund intends to qualify each year as a "regulated investment company" under

Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income,

capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.



DISTRIBUTIONS TO SHAREHOLDERS



Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.



NOTE 3. FEDERAL TAX INFORMATION



The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. No reclassifications were necessary for the fiscal year ended March 31, 2005.



The tax character of distributions paid during the year ended March 31, 2005,

the period ended March 31, 2004 and the year ended June 30, 2003 was as follows:



                                 MARCH 31,        MARCH 31,         JUNE 30,

                                    2005            2004              2003

--------------------------------------------------------------------------------

 DISTRIBUTIONS PAID FROM:

   ORDINARY INCOME              $4,544,963       $1,116,451        $3,520,853



As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:



                                  UNDISTRIBUTED

                                 ORDINARY INCOME

--------------------------------------------------------------------------------

                                     $14,467



The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:



               YEAR OF                CAPITAL LOSS

             EXPIRATION               CARRYFORWARD

--------------------------------------------------------------------------------

                2008                     $  694

                2009                        355

                2012                        149

--------------------------------------------------------------------------------

                TOTAL                    $1,198



Of the capital loss carryforwards attributable to the Fund, $111 was obtained in the merger with Stein Roe Cash Reserves Fund and will expire on March 31, 2008.



Capital loss carryforwards of $5,343 were utilized during the year ended March

31, 2005.



NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES



INVESTMENT ADVISORY FEE



Columbia Management Advisors, Inc. ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:



      AVERAGE DAILY NET ASSETS                   ANNUAL FEE RATE

--------------------------------------------------------------------------------

         FIRST $500 MILLION                           0.250%

--------------------------------------------------------------------------------

     $500 MILLION TO $1 BILLION                       0.225%

--------------------------------------------------------------------------------

           OVER $1 BILLION                            0.200%

--------------------------------------------------------------------------------



For the year ended March 31, 2005, the Fund's effective investment advisory fee rate was 0.25%.



ADMINISTRATION FEE



Columbia provides administrative and other services to the Fund for a monthly administration fee based

--------------------------------------------------------------------------------

MARCH 31, 2005                                        COLUMBIA MONEY MARKET FUND



on the Fund's average daily net assets at the following annual rates:





      AVERAGE DAILY NET ASSETS                   ANNUAL FEE RATE

--------------------------------------------------------------------------------

         FIRST $500 MILLION                           0.25%

--------------------------------------------------------------------------------

     $500 MILLION TO $1 BILLION                       0.20%

--------------------------------------------------------------------------------

           OVER $1 BILLION                            0.15%

--------------------------------------------------------------------------------



For the year ended March 31, 2005, the Fund's effective administration fee rate was 0.25%.



PRICING AND BOOKKEEPING FEES



Columbia is responsible for providing pricing and bookkeeping services to the

Fund under a pricing and bookkeeping agreement. Under a separate agreement (the

"Outsourcing Agreement"), Columbia has delegated those functions to State Street

Corporation ("State Street"). As a result, Columbia pays the total fees collected to State Street under the Outsourcing Agreement.



Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund.



For the year ended March 31, 2005, the effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.027%.



TRANSFER AGENT FEE



Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia,

provides shareholder services to the Fund and has subcontracted with Boston

Financial Data Services ("BFDS") to serve as sub-transfer agent. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of

$33.50 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.



For the year ended March 31, 2005, the Fund's effective transfer agent fee rate,

inclusive of out-of-pocket expenses, was 0.22%.



UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES



Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia,

is the principal underwriter of the Fund. For the year ended March 31, 2005, the

Distributor has retained net CDSC fees of $19,000, $468,256 and $14,934 on Class

A, Class B and Class C share redemptions, respectively.



The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund.

The Plan also requires the payment of a monthly distribution fee to the

Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.15% annually of Class C average daily net assets. In addition,

Columbia has voluntarily agreed to reimburse a portion of the Class B share service fee and a portion of the Class B and Class C share distribution fees.



The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.



CUSTODY CREDITS



The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.



FEES PAID TO OFFICERS AND TRUSTEES



With the exception of one officer, all officers of the Fund are employees of

Columbia or its affiliates and receive no compensation from the Fund. Effective

August 23, 2004, the Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund's fee for the Office

of the Chief Compliance Officer will not exceed $15,000 per year.

--------------------------------------------------------------------------------

MARCH 31, 2005                                        COLUMBIA MONEY MARKET FUND





The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the

Fund's assets.



OTHER



Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the year ended March 31, 2005, the Fund paid $1,986 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.



NOTE 5. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES



CONCENTRATION OF CREDIT RISK



The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. At March 31, 2005, private insurers who insured greater than 5% of the total investments of the Fund were as follows:



                                          % OF

         INSURER                    TOTAL INVESTMENTS

--------------------------------------------------------------------------------

         FIFTH THIRD BANK                 8.3%



LEGAL PROCEEDINGS



On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia

Group") entered into an Assurance of Discontinuance with the New York Attorney

General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the

"SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.



Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant

(see below). The Columbia Funds have also undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors,

LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.



Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined.



As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.



A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America

Corporation Form 8-K filing on February 10, 2005.



On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Fund and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible.

Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

--------------------------------------------------------------------------------

MARCH 31, 2005                                        COLUMBIA MONEY MARKET FUND







The Fund and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Fund.



In connection with events described in detail above, various parties have filed suit against certain funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL"). On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL. The MDL is ongoing.

Accordingly, an estimate of the financial impact of this litigation on any Fund,

if any, can not currently be made.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                      COLUMBIA MONEY MARKET FUND



SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:



                                                 YEAR         PERIOD

                                                 ENDED        ENDED                            YEAR ENDED JUNE 30,

                                                MARCH 31,     MARCH 31,       ------------------------------------------------------

CLASS A SHARES                                    2005        2004 (a)        2003 (b)      2002 (b)      2001 (b)      2000 (b)

------------------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, BEGINNING OF PERIOD           $  1.000      $  1.000         $  1.000      $  1.000      $  1.000      $  1.000

------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                             0.010(c)      0.002(c)         0.006(c)      0.015         0.052         0.052

------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:

From net investment income                       (0.010)       (0.002)          (0.006)       (0.015)       (0.052)       (0.052)

------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $  1.000      $  1.000         $  1.000      $  1.000      $  1.000      $  1.000

Total return (d)                                   1.01%         0.22%(e)(f)      0.60%         1.56%         5.34%(f)      5.26%(f)

------------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/

  SUPPLEMENTAL DATA:

Expenses                                           0.79%(g)      0.88%(g)(h)      0.89%(g)      1.01%         0.70%         0.65%(g)

Net investment income                              0.97%(g)      0.27%(g)(h)      0.61%(g)      1.54%         5.31%         5.13%(g)

Waiver/reimbursement                                 --          0.04%(h)           --            --          0.19%         0.19%

Net assets, end of period (000's)              $208,148      $228,750         $266,602      $210,616      $189,822      $178,678

------------------------------------------------------------------------------------------------------------------------------------


(a)  The Fund changed its fiscal year end from June 30 to March 31, effective

     March 31, 2004.

(b)  The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Cash Reserves Portfolio, prior to the merger.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f)  Had the Investment Advisor/Administrator and/or Distributor not waived a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)  Annualized.

--------------------------------------------------------------------------------

                                                      COLUMBIA MONEY MARKET FUND



SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:



                                                 YEAR         PERIOD

                                                 ENDED        ENDED                            YEAR ENDED JUNE 30,

                                                MARCH 31,     MARCH 31,       ------------------------------------------------------

CLASS B SHARES                                    2005        2004 (a)          2003 (b)      2002 (b)      2001 (b)     2000 (b)

------------------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, BEGINNING OF PERIOD           $  1.000      $  1.000         $  1.000      $  1.000      $  1.000      $  1.000

------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                             0.003(c)      0.001(c)         0.002(c)      0.007         0.042         0.041

------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:

From net investment income                       (0.003)       (0.001)          (0.002)       (0.007)       (0.042)       (0.041)

------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $  1.000      $  1.000         $  1.000      $  1.000      $  1.000      $  1.000

Total return (d)(e)                                0.28%         0.08%(f)        0.17%         0.73%         4.31%         3.99%

------------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/

  SUPPLEMENTAL DATA:

Expenses                                           1.48%(g)      1.06%(g)(h)     1.41%(g)      1.84%         1.70%         1.65%(g)

Net investment income                              0.25%(g)      0.09%(g)(h)     0.10%(g)      0.71%         4.31%         4.13%(g)

Waiver/reimbursement                               0.31%         0.86%(h)        0.56%         0.17%         0.19%         0.19%

Net assets, end of period (000's)              $ 61,467      $ 82,338         $110,776      $ 96,827      $ 80,879      $ 69,214

------------------------------------------------------------------------------------------------------------------------------------




(a)  The Fund changed its fiscal year end from June 30 to March 31, effective

     March 31, 2004.

(b)  The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Cash Reserves Portfolio, prior to the merger.

(c)  Per share data was calculated using average shares outstanding for the period.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the Investment Advisor/Administrator and/or Distributor not waived a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)  Annualized.

--------------------------------------------------------------------------------

                                                      COLUMBIA MONEY MARKET FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:



                                                 YEAR         PERIOD

                                                 ENDED        ENDED                            YEAR ENDED JUNE 30,

                                                MARCH 31,     MARCH 31,       ------------------------------------------------------

CLASS C SHARES                                    2005        2004 (a)          2003 (b)      2002 (b)      2001 (b)     2000 (b)

------------------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, BEGINNING OF PERIOD             $1.000       $ 1.000          $ 1.000       $ 1.000       $ 1.000        $1.000

------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                             0.006(c)      0.001(c)         0.003(c)      0.011         0.048         0.048

------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:

From net investment income                       (0.006)       (0.001)          (0.003)       (0.011)       (0.048)       (0.048)

------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                   $1.000       $ 1.000          $ 1.000       $ 1.000       $ 1.000        $1.000

Total return (d)(e)                                0.63%         0.08%(f)         0.27%         1.16%         4.93%         4.71%

------------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Expenses                                           1.16%(g)     1.06%(g)(h)       1.23%(g)      1.41%         1.10%         1.05%(g)

Net investment income                              0.56%(g)     0.10%(g)(h)       0.30%(g)      1.14%         4.91%         4.73%(g)

Waiver/reimbursement                              0.63%         0.86%(h)          0.66%         0.60%         0.79%         0.79%

Net assets, end of period (000's)                $9,979       $15,393          $17,324       $20,772       $10,010        $3,950

------------------------------------------------------------------------------------------------------------------------------------




(a)  The Fund changed its fiscal year end from June 30 to March 31, effective

     March 31, 2004.

(b)  The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Cash Reserves Portfolio, prior to the merger.

(c)  Per share data was calculated using average shares outstanding for the period.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the Investment Advisor/Administrator and/or Distributor not waived a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)  Annualized.

--------------------------------------------------------------------------------

                                                      COLUMBIA MONEY MARKET FUND



SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:



                                                                                YEAR ENDED       PERIOD ENDED     PERIOD ENDED

                                                                                 MARCH 31,         MARCH 31,        JUNE 30,

CLASS Z SHARES                                                                     2005            2004 (a)         2003 (b)

------------------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, BEGINNING OF PERIOD                                             $  1.000          $  1.000          $  1.000

------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income (c)                                                           0.010             0.002             0.006

------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:

From net investment income                                                         (0.010)           (0.002)           (0.006)

------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                                   $  1.000          $  1.000          $  1.000

Total return (d)                                                                     1.01%             0.22%(e)(f)       0.55%(e)

------------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Expenses (g)                                                                         0.79%             0.88%(h)          0.89%(h)

Net investment income (g)                                                            0.97%             0.27%(h)          0.61%(h)

Waiver/reimbursement                                                                   --                 0.04%(h)         --

Net assets, end of period (000's)                                                $203,714          $248,324          $289,425

------------------------------------------------------------------------------------------------------------------------------------




(a)  The Fund changed its fiscal year end from June 30 to March 31, effective

     March 31, 2004.

(b)  Class Z shares were initially offered on July 29, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  Had the Investment Advisor/Administrator and/or Distributor not waived a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)  Annualized.

REPORT OF INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

                                                      COLUMBIA MONEY MARKET FUND



TO THE TRUSTEES OF COLUMBIA FUNDS TRUST II

AND THE SHAREHOLDERS OF COLUMBIA MONEY MARKET FUND





In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Money Market Fund (the

"Fund") (a series of Columbia Funds Trust II) at March 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.We conducted our audit of these financial statements in accordance with the standards of the Public

Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement

presentation.We believe that our audit, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers,

provides a reasonable basis for our opinion. The financial statements and financial highlights of the fund for periods prior to July 1, 2003 were audited by another independent registered public accounting firm whose report dated

August 19, 2003 expressed an unqualified opinion on those statements.



PricewaterhouseCoopers LLP

Boston, Massachusetts

May 20, 2005

INVESTMENT PORTFOLIO

--------------------------------------------------------------------------------

MARCH 31, 2005                              COLUMBIA MUNICIPAL MONEY MARKET FUND





MUNICIPAL BONDS - 99.5%

ALASKA - 0.4%

------------------------------------------        -----------------------------------------------------------------------------

                                                                                                          PAR ($)     VALUE ($)


                     AK STUDENT LOAN CORP.        Series 1995 A, AMT,

                                                      Insured: AMBAC

                                                      5.500% 07/01/05                                     250,000       251,929

                                                  -----------------------------------------------------------------------------

                                                                                                     ALASKA TOTAL       251,929

ARIZONA - 3.8%

------------------------------------------        -----------------------------------------------------------------------------

            AZ MARICOPA COUNTY INDUSTRIAL

                     DEVELOPMENT AUTHORITY        Sonora Vista II Apartments,

                                                      Series 2003 A, VRDB, AMT,

                                                      LOC: Wells Fargo Bank NA

                                                      2.380% 12/01/39                                   1,000,000     1,000,000

         AZ PHOENIX INDUSTRIAL DEVELOPMENT        Spring Air Mattress Co.,

         AUTHORITY                                    Series 1999, VRDB, AMT,

                                                      LOC: JPMorgan Chase Bank

                                                      2.500% 04/01/19                                   1,460,000     1,460,000

                                                  -----------------------------------------------------------------------------

                                                                                                    ARIZONA TOTAL     2,460,000

COLORADO - 9.1%

------------------------------------------        -----------------------------------------------------------------------------

                         CO BOULDER COUNTY        Boulder Medical Center Project,

                                                      Series 1998, VRDB, AMT,

                                                      LOC: Wells Fargo Bank NA

                                                      2.430% 01/01/17                                   2,720,000     2,720,000

           CO COLORADO SPRINGS INDUSTRIAL

                       DEVELOPMENT REVENUE        Catalano Family LLP Project,

                                                      Series 1998, VRDB, AMT,

                                                      LOC: JPMorgan Chase Bank

                                                      2.450% 08/01/13                                     820,000       820,000

          CO CONCORD METROPOLITAN DISTRICT        Series 2004,VRDB,

                                                      LOC: Wells Fargo Bank NA

                                                      2.250% 12/01/29                                   1,300,000     1,300,000

  CO METRO WASTEWATER RECLAMATION DISTRICT

                             SEWER REVENUE        Series 2002 A,

                                                      5.250% 04/01/05                                   1,000,000     1,000,000

                                                  -----------------------------------------------------------------------------

                                                                                                   COLORADO TOTAL     5,840,000

GEORGIA - 10.8%

------------------------------------------        -----------------------------------------------------------------------------

     GA CARTERSVILLE DEVELOPMENT AUTHORITY        Bliss & Laughlin Steel Co.,

                                                  Series 1988, VRDB, AMT,

                                                      LOC: SunTrust Bank

                                                      2.440% 12/01/18                                   2,800,000     2,800,000

    GA FULTON COUNTY DEVELOPMENT AUTHORITY        Industrial Laser Solutions LLC,

                                                      Series 2003, VRDB, AMT,

                                                      LOC: Wachovia Bank NA

                                                      2.400% 05/01/18                                   3,000,000     3,000,000

  GA SCREVEN COUNTY INDUSTRIAL DEVELOPMENT        Sylvania Yarn Systems,

  AUTHORITY                                           Series 1995, VRDB, AMT,

                                                      LOC: Wachovia Bank NA

                                                      2.340% 10/01/10                                   1,150,000     1,150,000

                                                  -----------------------------------------------------------------------------

                                                                                                    GEORGIA TOTAL     6,950,000






See Accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------

MARCH 31, 2005                              COLUMBIA MUNICIPAL MONEY MARKET FUND


MUNICIPAL BONDS - (CONTINUED)

ILLINOIS - 10.2%

------------------------------------------        -----------------------------------------------------------------------------

                                                                                                          PAR ($)     VALUE ($)


    IL CAROL STREAM INDUSTRIAL DEVELOPMENT        MAAC Machinery Co. Project,

    REVENUE                                           Series 1999, VRDB, AMT,

                                                      LOC: Northern Trust Co.

                                                      2.350% 04/01/24                                     900,000       900,000

        IL CHICAGO ENTERPRISE ZONE REVENUE        Gas Plus, Inc.,

                                                      Series 2002, VRDB, AMT,

                                                      LOC: Northern Trust Co.

                                                      2.550% 11/01/22                                   1,550,000     1,550,000

    IL ROCKFORD INDUSTRIAL PROJECT REVENUE        Fastener Engineers Project,

                                                      Series 1995, VRDB, AMT,

                                                      LOC: KeyBank NA

                                                      2.550% 02/01/15                                   1,700,000     1,700,000

  IL SKOKIE INDUSTRIAL DEVELOPMENT REVENUE        PS Greetings, Inc. Project,

                                                      Series 2003, VRDB, AMT,

                                                      LOC: LaSalle Bank NA

                                                      2.390% 12/01/33                                   2,400,000     2,400,000

                                                  -----------------------------------------------------------------------------

                                                                                                   ILLINOIS TOTAL     6,550,000

INDIANA - 7.8%

------------------------------------------        -----------------------------------------------------------------------------

     IN ELKHART COUNTY INDUSTRIAL ECONOMIC

                       DEVELOPMENT REVENUE        Crossroads Apartments LLC,

                                                      Series 1998 A, VRDB, AMT,

                                                      LOC: LaSalle Bank NA

                                                      2.500% 04/01/28                                     850,000       850,000

                                                  Hart Housing Group, Inc. Project,

                                                      Series 1997, VRDB, AMT,

                                                      LOC: Fifth Third Bank NA

                                                      2.440% 01/01/11                                   1,985,000     1,985,000

IN EVANSVILLE ECONOMIC DEVELOPMENT REVENUE        B & M Plastics, Inc. Project,

                                                      Series 2002, VRDB, AMT,

                                                      LOC: Fifth Third Bank NA

                                                      2.260% 12/01/17                                   1,000,000     1,000,000

  IN ST. JOSEPH COUNTY INDUSTRIAL ECONOMIC

                       DEVELOPMENT REVENUE        Pine Oak Apartments LP,

                                                      Series 1997 A, VRDB, AMT,

                                                      LOC: FHLB

                                                      2.400% 06/01/27                                   1,215,000     1,215,000

                                                  -----------------------------------------------------------------------------

                                                                                                    INDIANA TOTAL     5,050,000

IOWA - 4.3%

------------------------------------------        -----------------------------------------------------------------------------

 IA CLINTON INDUSTRIAL DEVELOPMENT REVENUE        Sethness Products Co.,

                                                      Series 1996, VRDB, AMT,

                                                      LOC: Northern Trust Co.

                                                      2.350% 09/01/11                                   2,800,000     2,800,000

                                                  -----------------------------------------------------------------------------

                                                                                                       IOWA TOTAL     2,800,000

KENTUCKY - 0.5%

------------------------------------------        -----------------------------------------------------------------------------

KY LEXINGTON-FAYETTE URBAN COUNTY AIRPORT         Series 1998 C, VRDB, AMT,

CORP.                                                 Insured: MBIA

                                                      2.330% 07/01/13                                     340,000       340,000

                                                  -----------------------------------------------------------------------------

                                                                                                   KENTUCKY TOTAL       340,000






                                 See Accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------

MARCH 31, 2005                              COLUMBIA MUNICIPAL MONEY MARKET FUND


MUNICIPAL BONDS - (CONTINUED)

LOUISIANA - 0.8%

------------------------------------------        -----------------------------------------------------------------------------

                                                                                                          PAR ($)     VALUE ($)


                                  LA STATE        Series 1995 A,

                                                      Insured: MBIA

                                                      6.000% 05/15/12                                     500,000       513,697

                                                  -----------------------------------------------------------------------------

                                                                                                  LOUISIANA TOTAL       513,697

MAINE - 4.7%

------------------------------------------        -----------------------------------------------------------------------------

ME LEWISTON INDUSTRIAL DEVELOPMENT REVENUE        Diamond Turnpike Associates LLC,

                                                      Series 1999, VRDB, AMT,

                                                      LOC: Citizens Bank

                                                      2.480% 07/01/14                                   3,000,000     3,000,000

                                                  -----------------------------------------------------------------------------

                                                                                                      MAINE TOTAL     3,000,000

MASSACHUSETTS - 5.6%

------------------------------------------        -----------------------------------------------------------------------------

                                MA ANDOVER        Series 2005,

                                                      3.000% 08/01/05                                     605,000       607,006

                               MA FALMOUTH        Series 2004,

                                                      3.250% 07/21/05                                     836,350       839,505

                 MA HOUSING FINANCE AGENCY        Series 2005 T, AMT,

                                                      2.700% 01/31/06                                   1,500,000     1,500,000

                                 MA QUINCY        Series 2004,

                                                      Insured: MBIA

                                                      2.250% 09/01/05                                     695,000       696,897

                                                  -----------------------------------------------------------------------------

                                                                                              MASSACHUSETTS TOTAL     3,643,408

MICHIGAN - 1.1%

------------------------------------------        -----------------------------------------------------------------------------

         MI STRATEGIC FUND LTD. OBLIGATION        LRV Enterprises LLC,

                                                      Series 1996, VRDB, AMT,

                                                      LOC: National City Bank

                                                      2.490% 09/01/21                                     715,000       715,000

                                                  -----------------------------------------------------------------------------

                                                                                                   MICHIGAN TOTAL       715,000

MINNESOTA - 8.7%

------------------------------------------        -----------------------------------------------------------------------------

      MN ARDEN HILLS HOUSING & HEALTH CARE

                        FACILITIES REVENUE        Presbyterian Homes of Arden Hills,

                                                      Series 1999 B, VRDB,

                                                      LOC: U.S. Bank NA

                                                      2.340% 09/01/29                                   1,100,000     1,100,000

MN BLOOMINGTON INDUSTRIAL DEVELOPMENT             Watkins Pattern Co., Inc.,

REVENUE                                           Series 2001, VRDB, AMT,

                                                      LOC: U.S. Bank NA

                                                      2.500% 07/01/21                                   1,840,000     1,840,000

MN EDEN PRAIRIE INDUSTRIAL DEVELOPMENT            SWB LLC,

REVENUE                                           Series 2000 A, VRDB, AMT,

                                                      LOC: U.S. Bank NA

                                                      2.500% 11/01/20                                   2,035,000     2,035,000






See Accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------

MARCH 31, 2005                              COLUMBIA MUNICIPAL MONEY MARKET FUND


MUNICIPAL BONDS - (CONTINUED)

MINNESOTA - (CONTINUED)

------------------------------------------        -----------------------------------------------------------------------------

                                                                                                          PAR ($)     VALUE ($)


     MN ST. PAUL PORT AUTHORITY INDUSTRIAL

                       DEVELOPMENT REVENUE        Carlson Refrigeration Project,

                                                      Series 1999-4, VRDB, AMT,

                                                      LOC: U.S. Bank NA

                                                      2.500% 09/01/20                                     605,000       605,000

                                                  -----------------------------------------------------------------------------

                                                                                                  MINNESOTA TOTAL     5,580,000

NORTH CAROLINA - 1.8%

------------------------------------------        -----------------------------------------------------------------------------

                   NC BRUNSWICK COUNTY COP        Series 2004,

                                                      Insured: FSA

                                                      5.000% 04/01/05                                   1,155,000     1,155,000

                                                  -----------------------------------------------------------------------------

                                                                                             NORTH CAROLINA TOTAL     1,155,000

OHIO - 1.1%

------------------------------------------        -----------------------------------------------------------------------------

    OH HANCOCK COUNTY MULTI-FAMILY REVENUE        Crystal Glen Apartments,

                                                      Series 1998 B, VRDB, AMT,

                                                      LOC: FHLB

                                                      2.480% 01/01/31                                     735,000       735,000

                                                  -----------------------------------------------------------------------------

                                                                                                       OHIO TOTAL       735,000

SOUTH CAROLINA - 2.1%

------------------------------------------        -----------------------------------------------------------------------------

SC HOUSING FINANCE & DEVELOPMENT AUTHORITY        Arrington Place Apartment LP,

                                                      Series 2001, VRDB, AMT,

                                                      LOC: SunTrust Bank

                                                      2.390% 12/01/33                                   1,340,000     1,340,000

                                                  -----------------------------------------------------------------------------

                                                                                             SOUTH CAROLINA TOTAL     1,340,000

TENNESSEE - 4.4%

------------------------------------------        -----------------------------------------------------------------------------

         TN METROPOLITAN NASHVILLE AIRPORT        Passenger Facility Charge,

         AUTHORITY                                Series 2003, VRDB, AMT,

                                                      LOC: SunTrust Bank

                                                      2.340% 07/01/12                                   1,700,000     1,700,000

                          TN PUTNAM COUNTY        Series 2002,

                                                      Insured: AMBAC

                                                      3.000% 04/01/05                                   1,110,000     1,110,000

                                                  -----------------------------------------------------------------------------

                                                                                                  TENNESSEE TOTAL     2,810,000

TEXAS - 10.4%

------------------------------------------        -----------------------------------------------------------------------------

 TX ARLINGTON INDUSTRIAL DEVELOPMENT CORP.        Universal Forest Products,

                                                      Series 1999, VRDB, AMT,

                                                      LOC: JPMorgan Chase Bank

                                                      2.440% 07/01/29                                   1,920,000     1,920,000

      TX GULF COAST INDUSTRIAL DEVELOPMENT        Harsco Corp.,

      AUTHORITY                                       Series 2000, VRDB, AMT,

                                                      LOC: Wachovia Bank NA

                                                      2.440% 05/01/10                                   1,500,000     1,500,000

     TX SAN ANTONIO ELECTRIC & GAS REVENUE        Series 1992,

                                                      5.800% 02/01/06                                     765,000       785,612

                             TX STATE TRAN        Series 2004,

                                                      3.000% 08/31/05                                   2,500,000     2,514,340

                                                  -----------------------------------------------------------------------------

                                                                                                      TEXAS TOTAL     6,719,952






                                 See Accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------

MARCH 31, 2005                              COLUMBIA MUNICIPAL MONEY MARKET FUND


MUNICIPAL BONDS - (CONTINUED)

WASHINGTON - 1.1%

------------------------------------------        -----------------------------------------------------------------------------

                                                                                                          PAR ($)     VALUE ($)


       WA STATE HOUSING FINANCE COMMISSION        Mill Plain Crossing Project,

                                                      Series 1988, VRDB,

                                                      LOC: Harris Trust & Savings Bank

                                                      2.300% 01/01/10                                     700,000       700,000

                                                  -----------------------------------------------------------------------------

                                                                                                 WASHINGTON TOTAL       700,000

WISCONSIN - 8.0%

------------------------------------------        -----------------------------------------------------------------------------

       WI CALEDONIA INDUSTRIAL DEVELOPMENT        Quick Cable Corp. Project,

       REVENUE                                    Series 1998, VRDB, AMT,

                                                      LOC: Fifth Third Bank NA

                                                      2.260% 12/01/18                                   2,250,000     2,250,000

 WI KENOSHA INDUSTRIAL DEVELOPMENT REVENUE        Monarch Plastics, Inc.,

                                                      Series 1994, VRDB, AMT,

                                                      LOC: JPMorgan Chase Bank

                                                      2.450% 12/01/09                                     875,000       875,000

WI KENOSHA UNIFIED SCHOOL DISTRICT NO. 001        Series 2004 A,

                                                      Insured: FSA

                                                      2.000% 04/01/05                                   1,000,000     1,000,000

   WI MADISON METROPOLITAN SCHOOL DISTRICT        Series 2004,

                                                      3.000% 09/09/05                                   1,000,000     1,006,076

                                                  -----------------------------------------------------------------------------

                                                                                                  WISCONSIN TOTAL     5,131,076

WYOMING - 2.8%

------------------------------------------        -----------------------------------------------------------------------------

        WY LARAMIE COUNTY HOSPITAL REVENUE        Memorial Hospital D/B/A United Center,

                                                      Series 2004,

                                                      Insured: AMBAC

                                                      4.000% 05/01/05                                   1,800,000     1,803,666

                                                  -----------------------------------------------------------------------------

                                                                                                    WYOMING TOTAL     1,803,666

                                                  TOTAL MUNICIPAL BONDS

                                                  (COST OF $64,088,728)                                              64,088,728



INVESTMENT COMPANY - 0.0%

------------------------------------------        -----------------------------------------------------------------------------

                                                                                                           SHARES

                                                  Blackrock Provident Institutional                         6,362         6,362

                                                      MuniCash Portfolio

                                                  -----------------------------------------------------------------------------



                                                  TOTAL INVESTMENT COMPANY

                                                  (COST OF $6,362)                                                        6,362



                                                  TOTAL INVESTMENTS - 99.5%

                                                  (COST OF $64,095,090)(A)                                           64,095,090



                                                  OTHER ASSETS & LIABILITIES, NET - 0.5%                                303,305



                                                  NET ASSETS - 100.0%                                                64,398,395






See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

MARCH 31, 2005                              COLUMBIA MUNICIPAL MONEY MARKET FUND



Notes to Investment Portfolio:



(a)  Cost for federal income tax purposes is $64,095,090.



     Acronym                       Name

     -------                       ----

     AMBAC                         Ambac Assurance Corp.

     AMT                           Alternative Minimum Tax

     COP                           Certificates of Participation

     FHLB                          Federal Home Loan Bank

     FSA                           Financial Security Assurance, Inc.

     LOC                           Letter of Credit/Line of Credit

     MBIA                          MBIA Insurance Corp.

     TRAN                          Tax Revenue Anticipation Note

     VRDB*                         Variable Rate Demand Bond



*    Variable rate demand bonds (VRDB) are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit (LOC) with a major bank. The rates listed are as of March

     31, 2005.





                                 See Accompanying Notes to Financial Statements.


STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

MARCH 31, 2005                              COLUMBIA MUNICIPAL MONEY MARKET FUND



                                                                                                                            ($)

------------------------------------------        -----------------------------------------------------------------------------

                                    ASSETS        Investments, at cost                                               64,095,090

                                                  Investments, at value                                              64,095,090

                                                  Receivable for:

                                                    Fund shares sold                                                     78,426

                                                    Interest                                                            327,534

                                                  Expense reimbursement due from Investment Advisor                      28,948

                                                                                                                     ----------

                                                  Deferred Trustees' compensation plan                                   12,181

                                                  -----------------------------------------------------------------------------

                                                                                                     Total Assets    64,542,179



                               LIABILITIES        Payable for:

                                                    Fund shares repurchased                                              45,062

                                                    Distributions                                                         4,997

                                                    Investment advisory fee                                              12,941

                                                    Administration fee                                                   16,313

                                                    Transfer agent fee                                                    9,578

                                                    Pricing and bookkeeping fees                                          2,687

                                                    Trustees' fees                                                          702

                                                    Audit fee                                                            23,000

                                                    Custody fee                                                             835

                                                    Reports to shareholders                                              13,297

                                                    Distribution and service fees                                           528

                                                  Deferred Trustees' fees                                                12,181

                                                  Other liabilities                                                       1,663

                                                                                                                     ----------

                                                                                                Total Liabilities       143,784



                                                                                                       NET ASSETS    64,398,395



                                                  -----------------------------------------------------------------------------

                 COMPOSITION OF NET ASSETS        Paid-in capital                                                    64,489,362

                                                  Undistributed net investment income                                       334

                                                  Accumulated net realized loss                                        (91,301)

                                                                                                                     ----------

                                                                                                       NET ASSETS    64,398,395

                                                  -----------------------------------------------------------------------------

                                   CLASS A        Net assets                                                          9,185,731

                                                  Shares outstanding                                                  9,199,916

                                                  Net asset value and offering price per share                          1.00(a)

                                                  -----------------------------------------------------------------------------

                                   CLASS B        Net assets                                                            643,464

                                                  Shares outstanding                                                    643,789

                                                  Net asset value and offering price per share                          1.00(a)

                                                  -----------------------------------------------------------------------------

                                   CLASS C        Net assets                                                            327,021

                                                  Shares outstanding                                                    327,038

                                                  Net asset value and offering price per share                          1.00(a)

                                                  -----------------------------------------------------------------------------

                                   CLASS Z        Net assets                                                         54,242,179

                                                  Shares outstanding                                                 54,300,041

                                                  Net asset value, offering and redemption price per share                 1.00






(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.



See Accompanying Notes to Financial Statements.


STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

FOR THE YEAR ENDED MARCH 31, 2005           COLUMBIA MUNICIPAL MONEY MARKET FUND



                                                                                                                           ($)

------------------------------------------        ----------------------------------------------------------------------------

                         INVESTMENT INCOME        Dividends                                                              4,528

                                                  Interest                                                           1,208,476

                                                                                                                     ---------

                                                    Total Investment Income                                          1,213,004

                                                  -----------------------------------------------------------------------------

                                  EXPENSES        Investment advisory fee                                              199,279

                                                  Administration fee                                                   199,279

                                                  Distribution fee:

                                                    Class B                                                              5,903

                                                    Class C                                                              5,656

                                                  Service fee:

                                                    Class B                                                              1,967

                                                    Class C                                                              1,885

                                                  Transfer agent fee                                                    70,312

                                                  Pricing and bookkeeping fees                                          29,452

                                                  Trustees' fees                                                         9,862

                                                  Custody fee                                                            9,655

                                                  Registration fee                                                      51,219

                                                  Other expenses                                                        71,392

                                                                                                                     ---------

                                                    Total Expenses                                                     655,861

                                                  Fees and expenses reimbursed by Investment Advisor                   (81,625)

                                                  Distribution and service fees reimbursed by Investment Advisor:

                                                    Class B                                                             (2,244)

                                                    Class C                                                                (64)

                                                  Fees waived by Distributor -- Class C                                 (4,525)

                                                  Custody earnings credit                                                 (843)

                                                    Net Expenses                                                       566,560

                                                  Net Investment Income                                                646,444

------------------------------------------        ----------------------------------------------------------------------------

                        NET REALIZED GAIN         Net realized gain on investments                                         170

                                                                                                                     ---------

                            ON INVESTMENTS        Net Increase in Net Assets from Operations                           646,614




                                 See Accompanying Notes to Financial Statements.


STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

MARCH 31, 2005                              COLUMBIA MUNICIPAL MONEY MARKET FUND


                                                                                        YEAR ENDED   PERIOD ENDED   YEAR ENDED

                                                                                         MARCH 31,     MARCH 31,     JUNE 30,

INCREASE (DECREASE) IN NET ASSETS                                                         2005 ($)     2004 (a)($)   2003 (b)($)

------------------------------------------        ------------------------------------------------------------------------------


                                OPERATIONS        Net investment income                     646,444       305,610       870,947

                                                  Net realized gain (loss) on investments       170          (63)      (40,634)

                                                  Net change in unrealized appreciation

                                                    (depreciation) on investments                --            --         1,058

                                                                                       ------------  ------------  ------------

                                                  Net Increase from Operations              646,614       305,547       831,371

                                                  -----------------------------------------------------------------------------

    DISTRIBUTIONS DECLARED TO SHAREHOLDERS        From net investment income:

                                                    Class A                                (87,077)      (36,885)     (106,614)

                                                    Class B                                 (1,210)         (997)       (1,624)

                                                    Class C                                 (2,948)         (416)       (4,353)

                                                    Class Z                               (555,208)     (267,312)     (770,587)

                                                                                       ------------  ------------  ------------

                                                  Total Distributions Declared

                                                    to Shareholders                       (646,443)     (305,610)     (883,178)

                                                  -----------------------------------------------------------------------------

                        SHARE TRANSACTIONS        Class A:

                                                    Subscriptions                         7,468,479     9,171,125    25,992,328

                                                    Distributions reinvested                 82,616        33,711        92,994

                                                    Redemptions                         (9,299,063)  (10,718,952)  (26,446,443)

                                                                                       ------------  ------------  ------------

                                                      Net Decrease                      (1,747,968)   (1,514,116)     (361,121)

                                                  -----------------------------------------------------------------------------

                                                  Class B:

                                                    Subscriptions                           617,319     1,157,850     3,687,871

                                                    Distributions reinvested                  1,169           761         1,201

                                                    Redemptions                           (741,924)   (1,849,120)   (2,852,885)

                                                                                       ------------  ------------  ------------

                                                      Net Increase (Decrease)             (123,436)     (690,509)       836,187

                                                  -----------------------------------------------------------------------------

                                                  Class C:

                                                    Subscriptions                         1,792,170       602,620    14,085,479

                                                    Distributions reinvested                  2,892           371         2,012

                                                    Redemptions                         (1,745,939)   (1,034,717)  (17,295,553)

                                                                                       ------------  ------------  ------------

                                                      Net Increase (Decrease)                49,123     (431,726)   (3,208,062)

                                                  -----------------------------------------------------------------------------

                                                  Class Z:

                                                    Subscriptions                        60,860,630    74,719,192    87,957,535

                                                    Proceeds received in connection

                                                      with merger                                --            --   110,305,352

                                                    Distributions reinvested                502,599       241,876       649,175

                                                    Redemptions                        (87,229,809)  (87,632,502) (106,083,732)

                                                      Net Increase (Decrease)          (25,866,580)  (12,671,434)    92,828,330

                                                                                       ------------  ------------  ------------

                                                    Net Increase (Decrease) from

                                                      Share Transactions               (27,688,861)  (15,307,785)    90,095,334

                                                                                       ------------  ------------  ------------

                                                        Total Increase (Decrease) in

                                                          Net Assets                   (27,688,690)  (15,307,848)    90,043,527

                                                  -----------------------------------------------------------------------------

                                NET ASSETS        Beginning of period                    92,087,085   107,394,933    17,351,406

                                                  End of period                          64,398,395    92,087,085   107,394,933

                                                  Undistributed net investment

                                                    income at end of period                     334           333           333




(a)  The Fund changed its fiscal year end from June 30 to March 31, effective

     March 31, 2004.



(b)  Class Z shares commenced operations on July 15, 2002.





See Accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------

MARCH 31, 2005                              COLUMBIA MUNICIPAL MONEY MARKET FUND


                                                                                        YEAR ENDED   PERIOD ENDED   YEAR ENDED

                                                                                         MARCH 31,     MARCH 31,     JUNE 30,

                                                                                           2005        2004 (a)      2003 (b)

-------------------------------------------------------------------------------------------------------------------------------


                         CHANGES IN SHARES        Class A:

                                                    Subscriptions                         7,468,479     9,171,125    25,992,328

                                                    Issued for distributions reinvested      82,616        33,711        92,994

                                                    Redemptions                         (9,299,063)  (10,718,952)  (26,446,443)

                                                                                       ------------  ------------  ------------

                                                      Net Decrease                      (1,747,968)   (1,514,116)     (361,121)



                                                  Class B:

                                                    Subscriptions                           617,319     1,157,850     3,688,023

                                                    Issued for distributions reinvested       1,169           761         1,201

                                                    Redemptions                           (741,924)   (1,849,120)   (2,852,886)

                                                                                       ------------  ------------  ------------

                                                      Net Increase (Decrease)             (123,436)     (690,509)       836,338



                                                  Class C:

                                                    Subscriptions                         1,792,170       602,620    14,085,479

                                                    Issued for distributions reinvested       2,892           371         2,012

                                                    Redemptions                         (1,745,938)   (1,034,717)  (17,295,553)

                                                                                       ------------  ------------  ------------

                                                      Net Increase (Decrease)                49,124     (431,726)   (3,208,062)



                                                  Class Z:

                                                    Subscriptions                        60,860,630    74,719,192    87,957,383

                                                    Issued in connection with merger             --            --   110,315,229

                                                    Issued for distributions reinvested     502,600       241,876       649,175

                                                    Redemptions                        (87,229,809)  (87,632,503) (106,083,732)

                                                                                       ------------  ------------  ------------

                                                      Net Increase (Decrease)          (25,866,579)  (12,671,435)    92,838,055




(a)  The Fund changed its fiscal year end from June 30 to March 31, effective

     March 31, 2004.



(b)  Class Z shares commenced operations on July 15, 2002.





                                 See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

MARCH 31, 2005                              COLUMBIA MUNICIPAL MONEY MARKET FUND



NOTE 1. ORGANIZATION



Columbia Municipal Money Market Fund (the "Fund"), a series of Columbia Funds

Trust IV (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended,

as an open-end management investment company.



INVESTMENT GOAL



The Fund seeks maximum current income exempt from federal income tax consistent with capital preservation and the maintenance of liquidity.



FUND SHARES



The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.



Class A shares are sold at net asset value. Class A shares are subject to a

1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months on an original purchase of $1 million to $25 million. When exchanged for

Class A shares in another Columbia Fund, a sales charge may be imposed. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value.

There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.



NOTE 2. SIGNIFICANT ACCOUNTING POLICIES



USE OF ESTIMATES



The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.



SECURITY VALUATION



Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.



Investments in other investment companies are valued at net asset value.



SECURITY TRANSACTIONS



Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.



INCOME RECOGNITION



Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.



DETERMINATION OF CLASS NET ASSET VALUES



All income, expenses (other than class-specific expenses, as shown on the

Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains

(losses) are allocated based on the relative net assets of each class.



FEDERAL INCOME TAX STATUS



The Fund intends to qualify each year as a "regulated investment company" under

Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year,

and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the

--------------------------------------------------------------------------------

MARCH 31, 2005                              COLUMBIA MUNICIPAL MONEY MARKET FUND







Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.



DISTRIBUTIONS TO SHAREHOLDERS



Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.



NOTE 3. FEDERAL TAX INFORMATION



The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. No reclassifications were necessary for the fiscal year ended March 31, 2005. The tax character of distributions paid during the year ended March 31, 2005, the period ended March

31, 2004 and the year ended June 30, 2003 was as follows:



                                MARCH 31,    MARCH 31,   JUNE 30,

                                  2005         2004       2003

--------------------------------------------------------------------------------

 DISTRIBUTIONS PAID FROM:

   TAX-EXEMPT INCOME            $646,443     $305,610   $883,178

--------------------------------------------------------------------------------

   ORDINARY INCOME                  --           --         --

--------------------------------------------------------------------------------

   LONG-TERM CAPITAL GAINS          --           --         --

--------------------------------------------------------------------------------



As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:



                                  UNDISTRIBUTED

                                TAX-EXEMPT INCOME

--------------------------------------------------------------------------------

                                     $15,613



The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:



               YEAR OF                CAPITAL LOSS

             EXPIRATION               CARRYFORWARD

--------------------------------------------------------------------------------

                2006                      $ 255

                2007                        103

                2008                     23,749

                2009                     14,183

                2010                     10,994

                2011                     41,954

                2012                         63

--------------------------------------------------------------------------------

                TOTAL                   $91,301



Of the capital loss carryforwards attributable to the Fund, $43,587 ($103 will expire March 31, 2007, $23,748 will expire March 31, 2008, $10,270 will expire

March 31, 2009 and $9,466 will expire March 31, 2010) was obtained in the merger with the Stein Roe Municipal Money Market Fund.



Capital loss carryforwards of $170 were utilized during the year ended March 31,

2005.



NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES



INVESTMENT ADVISORY FEE



Columbia Management Advisors, Inc. ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:



      AVERAGE DAILY NET ASSETS       ANNUAL FEE RATE

--------------------------------------------------------------------------------

         FIRST $500 MILLION               0.25%

--------------------------------------------------------------------------------

     $500 MILLION TO $1 BILLION           0.20%

--------------------------------------------------------------------------------

           OVER $1 BILLION                0.15%

--------------------------------------------------------------------------------



ADMINISTRATION FEE



Columbia provides administrative and other services to the Fund for a monthly administration fee based on the Fund's average daily net assets at the following annual rates:



      AVERAGE DAILY NET ASSETS       ANNUAL FEE RATE

--------------------------------------------------------------------------------

         FIRST $500 MILLION               0.25%

--------------------------------------------------------------------------------

     $500 MILLION TO $1 BILLION           0.20%

--------------------------------------------------------------------------------

           OVER $1 BILLION                0.15%

--------------------------------------------------------------------------------



PRICING AND BOOKKEEPING FEES



Columbia is responsible for providing pricing and bookkeeping services to the

Fund under a pricing and bookkeeping agreement. Under a separate agreement (the

"Outsourcing Agreement"), Columbia has delegated those functions to State Street

Corporation ("State Street"). As a result, Columbia pays the total fees collected to State Street under the Outsourcing Agreement.



Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is

--------------------------------------------------------------------------------

MARCH 31, 2005                              COLUMBIA MUNICIPAL MONEY MARKET FUND







calculated by taking into account the fees payable to State Street under the

Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund.



For the year ended March 31, 2005, the effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.037%.



TRANSFER AGENT FEE



Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia,

provides shareholder services to the Fund and has subcontracted with Boston

Financial Data Services ("BFDS") to serve as sub-transfer agent. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of

$33.50 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.



For the year ended March 31, 2005, the Fund's effective transfer agent fee rate,

inclusive of out-of-pocket expenses, was 0.09%.



UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES



Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia,

is the principal underwriter of the Fund. For the year ended March 31, 2005, the

Distributor retained net CDSC fees of $6,869 and $5,647 Class A and Class B share redemptions, respectively.



The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund.

The Plan also requires the payment of a monthly distribution fee to the

Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.15% annually of Class C average daily net assets. In addition,

Columbia has voluntarily agreed to reimburse a portion of the Class B share service fee and a portion of the Class B and Class C share distribution fees.



The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.



EXPENSE LIMITS AND FEE REIMBURSEMENTS



Columbia has voluntarily agreed to reimburse the Fund for certain expenses so that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) would not exceed 0.70% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time.



CUSTODY CREDITS



The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.



FEES PAID TO OFFICERS AND TRUSTEES



With the exception of one officer, all officers of the Fund are employees of

Columbia or its affiliates and receive no compensation from the Fund. Effective

August 23, 2004, the Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund's fee for the Office

of the Chief Compliance Officer will not exceed $15,000 per year.



The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the

Fund's assets.



OTHER



Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the year ended March 31, 2005, the Fund paid $1,567 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

--------------------------------------------------------------------------------

MARCH 31, 2005                              COLUMBIA MUNICIPAL MONEY MARKET FUND







NOTE 5. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES



CONCENTRATION OF CREDIT RISK



The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. At March 31, 2005, private insurers who insured greater than 5% of the total investments of the Fund were as follows:



                                          % OF

               INSURER              TOTAL INVESTMENTS

--------------------------------------------------------------------------------

         SUNTRUST BANK                    9.1%

--------------------------------------------------------------------------------

         WACHOVIA BANK NA                 8.8%

--------------------------------------------------------------------------------

         U.S. BANK NA                     8.7%

--------------------------------------------------------------------------------

         FIFTH THIRD BANK                 8.2%

--------------------------------------------------------------------------------

         NORTHERN TRUST                   8.2%

--------------------------------------------------------------------------------

         JPMORGAN CHASE BANK              7.9%

--------------------------------------------------------------------------------

         WELLS FARGO BANK NA              7.8%

--------------------------------------------------------------------------------

         LASALLE BANK NA                  5.1%

--------------------------------------------------------------------------------



GEOGRAPHIC CONCENTRATION



The Fund has greater than 5% of its total investments at March 31, 2005 invested in debt obligations issued by the states of Colorado, Georgia, Illinois,

Indiana, Massachusetts, Minnesota, Texas and Wisconsin and their respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of each respective state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.



INDUSTRY FOCUS



The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.



LEGAL PROCEEDINGS



On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia

Group") entered into an Assurance of Discontinuance with the New York Attorney

General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the

"SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.



Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant

(see below). The Columbia Funds have also undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors,

LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.



Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined.



As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.



A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America

Corporation Form 8-K filing on February 10, 2005.

--------------------------------------------------------------------------------

MARCH 31, 2005                              COLUMBIA MUNICIPAL MONEY MARKET FUND







On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Fund and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible.

Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.



The Fund and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Fund.



In connection with events described in detail above, various parties have filed suit against certain funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL"). On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL. The MDL is ongoing.

Accordingly, an estimate of the financial impact of this litigation on any Fund,

if any, can not currently be made.



NOTE 6. PROPOSED REORGANIZATION



The Board of Trustees approved a proposal to merge the Fund into the Nations

Municipal Reserves Fund. The proposal is subject to shareholder approval and the satisfaction of certain other conditions. The merger, if approved, is expected to be completed in the fourth quarter of 2005.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                            COLUMBIA MUNICIPAL MONEY MARKET FUND



SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:



                                                YEAR          PERIOD

                                                ENDED         ENDED                            YEAR ENDED JUNE 30,

                                               MARCH 31,     MARCH 31,     ---------------------------------------------------------

CLASS A SHARES                                   2005        2004 (a)        2003 (b)      2002 (b)      2001 (b)     2000 (b)

------------------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.000       $ 1.000         $ 1.000       $ 1.000       $ 1.000       $ 1.000

------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                            0.009(c)      0.003(c)        0.008(c)      0.014(c)      0.033(c)      0.032(d)

------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:

From net investment income                      (0.009)       (0.003)         (0.008)       (0.014)       (0.033)       (0.032)

------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $ 1.000       $ 1.000         $ 1.000       $ 1.000       $ 1.000       $ 1.000

Total return (e)(f)                               0.87%         0.30%(g)        0.75%         1.36%         3.31%         3.20%

------------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/

SUPPLEMENTAL DATA:

Expenses                                          0.70%(h)      0.70%(h)(i)     0.70%(h)      0.75%         0.75%         0.75%

Net investment income                             0.82%(h)      0.39%(h)(i)     0.75%(h)      1.33%         3.27%         3.15%

Waiver/reimbursement                              0.10%         0.07%(i)        0.14%         1.04%         0.80%         0.69%

Net assets, end of period (000's)              $ 9,186       $10,934         $12,448       $12,812       $12,386       $13,362

------------------------------------------------------------------------------------------------------------------------------------




(a)  The Fund changed its fiscal year end from June 30 to March 31, effective

     March 31, 2004.

(b)  The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio, prior to merger.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the period ended June 30, 2000.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the Investment Advisor and/or Administrator not waived a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

--------------------------------------------------------------------------------

                                            COLUMBIA MUNICIPAL MONEY MARKET FUND



SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:



                                                YEAR          PERIOD

                                                ENDED         ENDED                            YEAR ENDED JUNE 30,

                                               MARCH 31,     MARCH 31,     ---------------------------------------------------------

CLASS B SHARES                                   2005        2004 (a)        2003 (b)      2002 (b)      2001 (b)     2000 (b)

------------------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.000       $ 1.000         $ 1.000       $ 1.000       $ 1.000       $ 1.000

------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                            0.002(c)      0.001(c)        0.002(c)      0.005(c)      0.023(c)      0.022(d)

------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:

From net investment income                      (0.002)       (0.001)         (0.002)       (0.005)       (0.023)       (0.022)

------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $ 1.000       $ 1.000         $ 1.000       $ 1.000       $ 1.000       $ 1.000

Total return (e)(f)                               0.15%         0.08%(g)        0.17%         0.48%         2.37%         2.17%

------------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/

SUPPLEMENTAL DATA:

Expenses                                          1.41%(h)      0.97%(h)(i)     1.35%(h)      1.58%         1.75%         1.75%

Net investment income                             0.15%(h)      0.10%(h)(i)     0.06%(h)      0.50%         2.27%         2.15%

Waiver/reimbursement                               0.39%         0.80%(i)       0.59%         1.20%         0.80%         0.69%

Net assets, end of period (000's)              $   643       $    767        $ 1,457       $   622       $   223       $   677

------------------------------------------------------------------------------------------------------------------------------------




(a)  The Fund changed its fiscal year end from June 30 to March 31, effective

     March 31, 2004.

(b)  The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio, prior to merger.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the period ended June 30, 2000.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the Investment Advisor/Administrator and/or Distributor not waived a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

--------------------------------------------------------------------------------

                                            COLUMBIA MUNICIPAL MONEY MARKET FUND



SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:



                                                YEAR          PERIOD

                                                ENDED         ENDED                            YEAR ENDED JUNE 30,

                                               MARCH 31,     MARCH 31,     ---------------------------------------------------------

CLASS C SHARES                                   2005        2004 (a)        2003 (b)      2002 (b)      2001 (b)     2000 (b)

------------------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.000       $ 1.000         $ 1.000       $ 1.000       $ 1.000       $ 1.000

------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                            0.005(c)      0.001(c)        0.004(c)      0.010(c)      0.029(c)      0.028(d)(e)

------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:

From net investment income                      (0.005)       (0.001)         (0.004)       (0.010)       (0.029)       (0.028)

------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $ 1.000       $ 1.000         $ 1.000       $ 1.000       $ 1.000       $ 1.000

Total return (f)(g)                               0.47%         0.08%(h)        0.36%         0.96%         2.89%         2.78%

------------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/

SUPPLEMENTAL DATA:

Expenses                                          1.09%(h)      0.97%(i)(j)     1.09%(i)      1.15%         1.15%         1.15%(e)

Net investment income                             0.40%(h)      0.11%(i)(j)     0.38%(i)      0.93%         2.87%         2.75%(e)

Waiver/reimbursement                              0.71%         0.80%(j)        0.72%         1.64%         1.40%         0.69%

Net assets, end of period (000's)              $   327       $   278         $   710       $ 3,917       $   390       $   221

------------------------------------------------------------------------------------------------------------------------------------




(a)  The Fund changed its fiscal year end from June 30 to March 31, effective

     March 31, 2004.

(b)  The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio, prior to merger.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the period ended June 30, 2000.

(e)  Net of fees waived by the Distributor which amounted to $0.006 per share and 0.60% for the period ended June 30, 2000.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Had the Investment Advisor/Administrator and/or Distributor not waived a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.


--------------------------------------------------------------------------------

                                            COLUMBIA MUNICIPAL MONEY MARKET FUND


SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:



                                                                                      YEAR ENDED       PERIOD ENDED     PERIOD ENDED

                                                                                       MARCH 31,         MARCH 31,        JUNE 30,

CLASS Z SHARES                                                                           2005            2004 (a)         2003 (b)

------------------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, BEGINNING OF PERIOD                                                   $ 1.000          $  1.000         $ 1.000

------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income (c)                                                                0.009             0.003            0.007

------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:

From net investment income                                                              (0.009)           (0.003)          (0.007)

------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                                         $ 1.000          $ 1.000          $ 1.000

Total return (d)(e)                                                                      0.87%             0.30%(f)         0.73%(f)

------------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Expenses (g)                                                                             0.70%             0.70%(h)         0.70%(h)

Net investment income (g)                                                                0.82%             0.39%(h)         0.75%(h)

Waiver/reimbursement                                                                     0.10%             0.07%(h)         0.14%(h)

Net assets, end of period (000's)                                                     $54,242           $80,109          $92,780

------------------------------------------------------------------------------------------------------------------------------------




(a)  The Fund changed its fiscal year end from June 30 to March 31, effective

     March 31, 2004.

(b)  Class Z shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the Investment Advisor and/or Distributor not waived a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)  Annualized.

REPORT OF INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

                                            COLUMBIA MUNICIPAL MONEY MARKET FUND



TO THE TRUSTEES OF COLUMBIA FUNDS TRUST IV

AND THE SHAREHOLDERS OF COLUMBIA MUNICIPAL

MONEY MARKET FUND



In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Municipal Money Market

Fund (the "Fund") (a series of Columbia Funds Trust IV) at March 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance the standards of the Public Company

Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.

We believe that our audit, which included confirmation of securities at March

31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The financial statements and financial highlights of the fund for the periods prior to July 1, 2003 were audited by another independent registered public accounting firm whose report dated August 19, 2003 expressed an unqualified opinion on those statements.



PricewaterhouseCoopers LLP

Boston, Massachusetts

May 20, 2005

UNAUDITED INFORMATION

--------------------------------------------------------------------------------

                                            COLUMBIA MUNICIPAL MONEY MARKET FUND



FEDERAL INCOME TAX INFORMATION



100.00% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I (formerly named Liberty Funds Trust I), Columbia Funds Trust II (formerly named Liberty Funds Trust II), Columbia Funds Trust III (formerly named Liberty Funds Trust III), Columbia Funds Trust IV (formerly named Liberty Funds Trust IV), Columbia Funds Trust V (formerly named Liberty Funds Trust V), Columbia Funds Trust VI (formerly named Liberty Funds Trust VI), Columbia Funds Trust VII (formerly named Liberty Funds Trust VII), Columbia Funds Trust VIII (formerly named Liberty-Stein Roe Funds Income Trust), Columbia Funds Trust IX (formerly named Liberty-Stein Roe Funds Municipal Trust) and Columbia Funds Trust XI (formerly named Liberty-Stein Roe Funds Investment Trust) (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

Part 1 of this SAI lists on page b which of the following investment practices are available to your Fund. If an investment practice is not listed in Part 1 of this SAI, it is not applicable to your Fund.

Short-Term Trading
In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

Short Sales
A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Lower-Rated Debt Securities
Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

Small Companies
Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

Common Stock, Preferred Stock and Warrants
Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

Foreign Securities
The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.


Exchange-traded funds ("ETFs"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.


Zero Coupon Securities (Zeros)
The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

Step Coupon Bonds (Steps)
The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

Tender Option Bonds
A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

Pay-In-Kind (PIK) Securities
The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

Money Market Instruments
Government obligations are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Supranational obligations are issued by supranational entities and are generally designed to promote economic improvements. Certificates of deposit are issued against deposits in a commercial bank with a defined return and maturity. Banker's acceptances are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. Commercial paper is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). Short-term corporate obligations are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. Participation Interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

Certificates of Deposit are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. Time Deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

Government Obligations are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.


Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.


Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.


Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.


In U.S. Treasury Rolls, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

Commercial Paper is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

Stripped Obligations
To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

Municipal Securities
Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.


There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

Private Activity Bonds
The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal Lease Obligations
Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

Securities Loans
The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

Interfund Borrowing and Lending
The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

Forward Commitments ("When-Issued" and "Delayed Delivery" Securities)
The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

Mortgage Dollar Rolls
In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITs
The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

Mortgage-Backed Securities
Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

Non-Agency Mortgage-Backed Securities

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

Asset-Backed Securities
Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

Custody Receipts and Trust Certificates. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

Repurchase Agreements
The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Reverse Repurchase Agreements
In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

Line of Credit
The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

Options on Securities
Writing covered options. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) options. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Risk factors in options transactions. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Futures Contracts and Related Options
Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

Options on futures contracts. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Use by tax-exempt funds of interest rate and U.S. Treasury security futures contracts and options. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

Options on index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on Indices. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

Options on Foreign Stock Indices. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

Swap Agreements (Swaps, Caps, Collars and Floors)
The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

Equity Swaps
The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

Risk factors in equity swap transactions. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

Foreign Currency Transactions
The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

Currency forward and futures contracts. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

Currency options. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Settlement procedures. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

Participation Interests
The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

Stand-by Commitments
When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

Variable and Floating Rate Obligations
Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

Inverse Floaters
Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

Rule 144A Securities
The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Currency Swaps. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

Convertible Securities
Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

Guaranteed Investment Contracts
Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.


Bank Investment Contracts

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.


Loan Participations
Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

Structured Investments
Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

Yankee Obligations
Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

American, European, Continental and Global Depositary Receipts
American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

Temporary Cash Balances
The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES
In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.


Federal Taxes. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, the American Jobs Creation Act of 2004 (the "2004 Act"), provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership
(i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in
(a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.


If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Alternative Minimum Tax. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.


Dividends Received Deductions. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.


Return of Capital Distributions. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares.
Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

Funds that invest in U.S. Government Securities. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

Fund Distributions. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.


Qualified Dividend Income. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

Distributions from Tax-Exempt Funds. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.


Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.


A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

Special Tax Rules Applicable to Tax-Exempt Funds. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.


Sales of Shares. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.


Backup Withholding. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.
Hedging Transactions. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.


Securities Issued at a Discount. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.


Foreign Currency-Denominated Securities and Related Hedging Transactions. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.


If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.


Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Non-U.S. Shareholders. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the 2004 Act, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or
(z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

The 2004 Act modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the 2004 Act, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (This section is applicable only to the Columbia Tax-Managed Growth Fund)

Federal Gift Taxes. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.


Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.


Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

Generation-Skipping Transfer Taxes

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.


Income Taxes
The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

Consultation with Qualified Advisor
Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.


In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

Trustees and Officers (this section applies to all of the Funds)


The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.



                                                                                              Number of
                                            Year First                                      Portfolios in
                                            Elected or                                      Fund Complex
      Name, Address            Position    Appointed to       Principal Occupation(s)         Overseen
         and Age              with Funds     Office/1/        During Past Five Years         by Trustee    Other Directorships Held
      -------------           ----------   ------------       -----------------------       -------------  ------------------------
Disinterested Trustees
Douglas A. Hacker (Age 49)     Trustee         1996      Executive Vice President - Strategy    101         Nash Finch Company (food
P.O. Box 66100                                           of United Airlines (airline) since                       distributor)
Chicago, IL 60666                                        December, 2002 (formerly President
                                                         of UAL Loyalty Services (airline)
                                                         from September, 2001 to December,
                                                         2002; Executive Vice President and
                                                         Chief Financial Officer of United
                                                         Airlines from July, 1999 to
                                                         September, 2001; Senior Vice
                                                         President-Finance from March, 1993
                                                         to July, 1999).

Janet Langford Kelly (Age 47)  Trustee         1996      Partner, Zelle, Hofmann, Voelbel,      101                   None
9534 W. Gull Lake Drive                                  Mason & Gette LLP (law firm) since
Richland, MI 49083-8530                                  March, 2005; Adjunct Professor of
                                                         Law, Northwestern University, since
                                                         September, 2004 (formerly Chief
                                                         Administrative Officer and Senior
                                                         Vice President, Kmart Holding
                                                         Corporation (consumer goods), from
                                                         September, 2003 to March, 2004;
                                                         Executive Vice President-Corporate
                                                         Development and Administration,
                                                         General Counsel and Secretary,
                                                         Kellogg Company (food manufacturer),
                                                         from September, 1999 to August,
                                                         2003; Senior Vice President,
                                                         Secretary and General Counsel, Sara
                                                         Lee Corporation (branded, packaged,
                                                         consumer-products manufacturer)
                                                         from January, 1995 to September,
                                                         1999).

                                                                                              Number of
                                            Year First                                      Portfolios in
                                            Elected or                                      Fund Complex
      Name, Address            Position    Appointed to       Principal Occupation(s)         Overseen
         and Age              with Funds     Office/1/        During Past Five Years         by Trustee    Other Directorships Held
      -------------           ----------   ------------       -----------------------       -------------  ------------------------
Disinterested Trustees
Richard W. Lowry (Age 69)      Trustee         1995      Private Investor since August, 1987    103/3/                None
10701 Charleston Drive                                   (formerly Chairman and Chief
Vero Beach, FL 32963                                     Executive Officer, U.S. Plywood
                                                         Corporation (building products
                                                         manufacturer)).

Charles R. Nelson (Age 62)     Trustee         1981      Professor of Economics, University     101                   None
Department of Economics                                  of Washington, since January, 1976;
University of Washington                                 Ford and Louisa Van Voorhis
Seattle, WA 98195                                        Professor of Political Economy,
                                                         University of Washington, since
                                                         September, 1993 (formerly Director,
                                                         Institute for Economic Research,
                                                         University of Washington from
                                                         September, 2001 to June, 2003);
                                                         Adjunct Professor of Statistics,
                                                         University of Washington, since
                                                         September, 1980; Associate Editor,
                                                         Journal of Money Credit and Banking,
                                                         since September, 1993; consultant
                                                         on econometric and statistical
                                                         matters.

John J. Neuhauser (Age 62)     Trustee          1985     Academic Vice President and Dean of    103/3/     Saucony, Inc. (athletic
84 College Road                                          Faculties since August, 1999,                              footwear)
Chestnut Hill, MA 02467-3838                             Boston College (formerly Dean,
                                                         Boston College School of Management
                                                         from September, 1977 to August,
                                                         1999).

Patrick J. Simpson (Age 61)    Trustee          2000     Partner, Perkins Coie L.L.P.           101                   None
1120 N.W. Couch Street                                   (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                              Number of
                                            Year First                                      Portfolios in
                                            Elected or                                      Fund Complex
      Name, Address            Position    Appointed to       Principal Occupation(s)         Overseen
         and Age              with Funds     Office/1/        During Past Five Years         by Trustee    Other Directorships Held
      -------------           ----------   ------------       -----------------------       -------------  ------------------------
Disinterested Trustees
Thomas E. Stitzel (Age 69)     Trustee         1998      Business Consultant since 1999         101                   None
2208 Tawny Woods Place                                   (formerly Professor of Finance from
Boise, ID 83706                                          1975 to 1999, College of Business,
                                                         Boise State University); Chartered
                                                         Financial Analyst.

                                                                                              Number of
                                            Year First                                      Portfolios in
                                            Elected or                                      Fund Complex
      Name, Address            Position    Appointed to       Principal Occupation(s)         Overseen
         and Age              with Funds     Office/1/        During Past Five Years         by Trustee    Other Directorships Held
      -------------           ----------   ------------       -----------------------       -------------  ------------------------
Disinterested Trustees
Thomas C. Theobald (Age 68)   Trustee and      1996      Partner and Senior Advisor, Chicago    101/4/       Anixter International
8 Sound Shore Drive,          Chairman of                Growth Partners (private equity                       (network support
Suite 285                      the Board                 investing) since September, 2004                   equipment distributor);
Greenwich, CT 06830                                      (formerly Managing Director,                      Ventas, Inc. (real estate
                                                         William Blair Capital Partners                    investment trust); Jones
                                                         (private equity investing) from                   Lang LaSalle (real estate
                                                         September, 1994 to September, 2004).              management services) and
                                                                                                             Ambac Financial Group
                                                                                                              (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)     Trustee         1998      Retired since 1997 (formerly           101        Chairman of the Board of
359 Stickney Hill Road                                   General Manager, Global Education                 Directors, Enesco Group,
Hopkinton, NH 03229                                      Industry, IBM Corporation (computer               Inc. (designer, importer
                                                         and technology) from 1994 to 1997).                  and distributor of
                                                                                                                 giftware and
                                                                                                                 collectibles)

Richard L. Woolworth (Age 64)  Trustee         1991      Retired since December 2003            101          Northwest Natural Gas
100 S.W. Market Street                                   (formerly Chairman and Chief                      Co. (natural gas service
#1500                                                    Executive Officer, The Regence                            provider)
Portland, OR 97207                                       Group (regional health insurer);
                                                         Chairman and Chief  Executive
                                                         Officer, BlueCross BlueShield of
                                                         Oregon; Certified Public Accountant,
                                                         Arthur Young & Company)

                                                                                              Number of
                                            Year First                                      Portfolios in
                                            Elected or                                      Fund Complex
      Name, Address            Position    Appointed to       Principal Occupation(s)         Overseen
         and Age              with Funds     Office/1/        During Past Five Years         by Trustee    Other Directorships Held
      -------------           ----------   ------------       -----------------------       -------------  ------------------------
Interested Trustee
William E. Mayer/2/ (Age 65)   Trustee         1994      Partner, Park Avenue Equity            103/3/      Lee Enterprises (print
399 Park Avenue                                          Partners (private equity) since                    media), WR Hambrecht +
Suite 3204                                               February, 1999 (formerly Partner,                  Co. (financial service
New York, NY 10022                                       Development Capital LLC from                         provider); Reader's
                                                         November, 1996 to February, 1999).                  Digest (publishing);
                                                                                                              OPENFIELD Solutions
                                                                                                               (retail industry
                                                                                                             technology provider)


/1/In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.
/2/Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

/3/Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                             Year First
                                             Elected or
      Name, Address             Position    Appointed to                          Principal Occupation(s)
         and Age               with Funds      Office                             During Past Five Years
      -------------            ----------  --------------                         -----------------------
Officers
Christopher L. Wilson (Age 48) President       2004       Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                      Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                          Funds and Stein Roe Funds since October, 2004; President and Chief
                                                          Executive Officer of the Nations Funds since January, 2005; President of the Galaxy April 2005; Director of Bank of America Global Liquidity Funds,
                                                          plc since May 2005; Director of Banc of America Capital Management
                                                          (Ireland), Limited since May 2005; Senior Vice President of BACAP
                                                          Distributors LLC since January, 2005; Director of FIM Funding, Inc. since
                                                          January, 2005; Senior Vice President of Columbia Funds Distributor, Inc.
                                                          since January, 2005; Director of Columbia Funds Services, Inc. since
                                                          January, 2005 (formerly President and Chief Executive Officer, CDC IXIS
                                                          Asset Management Services, Inc. from September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)  Treasurer       2000       Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                      Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                          President of the Advisor since April, 2003 (formerly President of the
                                                          Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                          October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                          Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                          December, 2002 to December, 2004 and President from February, 2004 to
                                                          December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                          Vice President of Colonial Management Associates, Inc. from February,
                                                          1998 to October, 2000).

Mary Joan Hoene (Age 55)       Senior Vice     2004       Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street              President                 Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                and Chief                 Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                               Compliance                 Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Officer                  Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                                          Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August, 2004;
                                                          Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to December,
                                                          2000; Vice President and Counsel, Equitable Life Assurance Society of
                                                          the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)       Chief         2004       Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center           Accounting                 Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                Officer                   Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                          May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                          2004; Vice

                                                          President, Product Strategy & Development of the Liberty Funds and Stein
                                                          Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                          Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to
                                                          February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                          August, 1999).

Jeffrey R. Coleman (Age 35)    Controller      2004       Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                      All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                          Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                          Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                          Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                          Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                          2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)    Secretary       2004       Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                      December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001 to
Boston, MA 02111                                          September, 2004; ExecutiveDirector and General Counsel, Massachusetts
                                                          Pension Reserves Investment Management Board from September, 1997 to
                                                          March, 2001).

Trustee Positions


As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General


Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.


The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

Management Agreement
Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any

Prospectuses sent to shareholders. Columbia Funds Distributor, Inc. (formerly named Liberty Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.


Administration Agreement (this section applies only to certain Funds and their respective Trusts. See "Fund Charges and Expenses" in Part 1 of this SAI for information regarding your Fund).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

        (a)     providing office space, equipment and clerical personnel;

        (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

        (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

        (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

        (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

        (f)     maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

Trust Services Agreement
Pursuant to a Trust Services Agreement, CFS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CFS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

The Pricing and Bookkeeping Agreement
The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. See "Fund Charges and Expenses" in
Part 1 of this SAI for information on these fees.

Portfolio Transactions

Investment decisions. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.


Potential conflicts of interest in managing multiple accounts

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

        . The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

        . The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

        . The trading of other accounts could be used to benefit higher-fee accounts (front- running).

        . The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.


Brokerage and research services. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.


The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.


Principal Underwriter
CFD is the principal underwriter of the Trust's shares. CFD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

Investor Servicing and Transfer Agent

CFS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CFS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. See "Fund Charges and Expenses" in Part 1 of this SAI for information on fees received by CFS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CFS or generally by 6 months' notice by CFS to the Fund. The agreement limits the liability of CFS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CFS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CFS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CFS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CFS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CFS.


Code of Ethics
The Funds, the Advisor, and CFD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

Proxy Voting Policies and Fund Proxy Voting Record

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.


Disclosure of Portfolio Information
The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

Public Disclosures. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:



--------------------------------------------------------------------------------
                                          Frequency of
Type of Fund     Information Provided      Disclosure      Date of Web Posting
--------------------------------------------------------------------------------
Equity Funds    Full portfolio holdings      Monthly      30 calendar days after
                      information.                              month-end.
--------------------------------------------------------------------------------
Fixed Income    Full portfolio holdings     Quarterly     60 calendar days after
   Funds              information.                             quarter-end
--------------------------------------------------------------------------------



The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Funds Distributor, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

Other Disclosures. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.


DETERMINATION OF NET ASSET VALUE
Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.


(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.


The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

Amortized Cost for Money Market Funds (see "Amortized Cost for Money Market Funds" under "Information Concerning the Fund" in Part 1 of the SAI of Columbia Money Market Fund (formerly named Liberty Money Market Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market
Fund))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.


Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.


See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES
The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.


The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.


The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CFD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CFD may from time to time reallow additional amounts to all or certain FSFs. CFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CFD for any up-front and/or ongoing commissions paid to FSFs.


Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CFS, provided the new FSF has a sales agreement with CFD.

Shares credited to an account are transferable upon written instructions in good order to CFS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CFS for deposit to your account.




In addition to the commissions specified in a Fund's prospectus and this SAI, CFD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CFD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CFD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CFD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CFD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CFD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank

City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones
E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex

Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.
Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

Please contact your FSF or intermediary for details about payments it may receive.


SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES
The following special purchase programs/investor services may be changed or eliminated at any time.


Automatic Investment Plan. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CFD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CFD.

Automated Dollar Cost Averaging (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CFD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Funds Services, Inc. (formerly named Liberty Funds Services, Inc.) (CFS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.


Class T Shareholder Services Plan. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CFD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.


The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

Tax-Sheltered Retirement Plans (Retirement Plans). CFD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CFD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CFD.


Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CFS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CFS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CFD, or if the Retirement Plan maintains an omnibus account.


Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

Telephone Address Change Services. By calling CFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.


Cash Connection. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.


Automatic Dividend Diversification. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CFS for more information at 1-800-345-6611.


PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

Rights of Accumulation (Class A, Class B and Class T shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A, B and T shares can be effected by combining a current purchase of Class A, Class B or Class T shares with prior purchases of other funds distributed by CFD. The applicable sales charge is based on the combined total of:


1.      the current purchase; and


2. the value at the public offering price at the close of business on the previous day of all funds' held by the shareholder.


CFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CFS. A Fund may terminate or amend this Right of Accumulation.


Statement of Intent (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement. Upon request, a Statement of Intent may be backdated to reflect purchases within 90 days.


During the term of a Statement, CFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to CFD the excess commission previously paid during the thirteen-month period.


If the amount of the Statement is not purchased, the shareholder shall remit to CFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CFS will redeem that number of escrowed Class A, E or T shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.


Additional information about and the terms of Statements of Intent are available from your FSF, or from CFS at 1-800-345-6611.


Reinstatement Privilege. Subject to the Fund's fund policy on trading of fund shares, an investor who has redeemed Class A, B, C or T shares (other than shares of the Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Global Equity Fund (formerly named Liberty Newport Global Equity Fund) and Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) that were redeemed within 30 days of their acquisition by exchange from another fund) may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of Class A of any Fund at the NAV next determined after CFS receives a written reinstatement request and payment. Investors who desire to exercise this privilege should contact their FSF or CFS. Shareholders may exercise this privilege an unlimited amount of times. Exercise of this privilege does not alter the federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

Privileges of Columbia Employees or Financial Service Firms (in this section, the "Advisor" refers to Columbia Management Advisors, Inc. in its capacity as the Advisor or Administrator to certain Funds). Class A shares of certain Funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CFD and companies affiliated with the Advisor; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with CFD; and such persons' families and their beneficial accounts.

Privileges of Columbia Acorn Funds (formerly named Liberty Acorn Funds) Shareholders. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any fund distributed by CFD, may purchase Class A shares of any fund distributed by CFD at NAV in those cases where a Columbia Fund Class Z share is not available. Qualifying shareholders will not be subject to any Class A initial sales charge or CDSC; however, they will be subject to the annual Rule 12b-1 service fee.




Fee-Based Compensation Arrangements. Class A, Class E and Class T shares (Class T shares can only be purchased by the shareholders of Liberty Newport Tiger Fund who already own Class T shares) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with CFD pursuant to which the Funds are included as investment options in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.


Waiver of Initial Sales Charges (Class A and Class T Shares)
Class A share initial sales charges (but not contingent deferred sales charges) are waived for the following categories of investors:
        .       Galaxy Fund shareholders prior to December 1, 1995; and
        .       Shareholders who (i) purchased Galaxy Fund Prime A Shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii)
                continue to maintain the account in which the Prime A shares were originally purchased.
Class T share sales charges are waived for the following categories of investors:
        .       Galaxy Fund shareholders prior to December 1, 1995;
        .       Shareholders who (i) purchased Galaxy Fund Retail A Shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and
                (ii) continue to maintain the account in which the Retail A shares were originally purchased; and
        .       Boston 1784 Fund shareholders on the date the Funds were
                reorganized into Galaxy Funds.


Waiver of Contingent Deferred Sales Charges (CDSCs) (in this section, the "Advisor" refers to Columbia Management Advisors, Inc. in its capacity as the Advisor or Administrator to certain Funds) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or
        (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investor Services - Systematic Withdrawal Plan."


3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver,
        (i) the disability must arise after the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by the Advisor.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in Funds distributed by CFD for at least two years. CDSC is also waived for participant loans.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
        (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CFS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CFS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CFS and may charge for this service.

Systematic Withdrawal Plan (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.


A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.


A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.


SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CFS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.


Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

Telephone Redemptions. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.


Checkwriting (in this section, the "Advisor" refers to Columbia Management Advisors, Inc. its capacity as the Advisor or Administrator of certain Funds) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CFS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

Non-Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

Information Applicable to Class G and Class T Shares

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.




Class T Shares. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                     REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
    AMOUNT OF TRANSACTION            PER SHARE - BOND FUNDS     PER SHARE - EQUITY FUNDS
    ---------------------            ----------------------     ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CFD to broker-dealer organizations which have entered into agreements with CFD. The reallowance to dealers may be changed from time to time.


Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.


Information Applicable to Certain Class G Shares Received by Former Galaxy Fund Retail B Shareholders in Connection with the Galaxy/Liberty Reorganization. The following table describes the CDSC schedule applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                          % DEDUCTED WHEN
        HOLDING PERIOD AFTER PURCHASE     SHARES ARE SOLD
        -----------------------------     ---------------
        Through first year                      5.00
        Through second year                     4.00
        Through third year                      3.00
        Through fourth year                     3.00
        Through fifth year                      2.00
        Through sixth year                      1.00
        Longer than six years                   None


Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.


The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                          % DEDUCTED WHEN
        HOLDING PERIOD AFTER PURCHASE     SHARES ARE SOLD
        -----------------------------     ---------------
        Through first year                      5.50
        Through second year                     5.00
        Through third year                      4.00
        Through fourth year                     3.00
        Through fifth year                      2.00
        Through sixth year                      1.00
        Through the seventh year                None
        Longer than seven years                 None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

Class G Shares Purchased after the Galaxy/Liberty Reorganization. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CFD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CFD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CFD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.


Information Applicable To Certain Class B Shareholders

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.



Sales Charges



                                          % DEDUCTED WHEN
        HOLDING PERIOD AFTER PURCHASE     SHARES ARE SOLD
        -----------------------------     ---------------

        Through first year                     5.00
        Through second year                    4.00
        Through third year                     3.00
        Through fourth year                    3.00
        Through fifth year                     2.00
        Through sixth year                     1.00
        Longer than six years                  0.00



        Automatic conversion to Class A shares occurs eight years after purchase.

        The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

Information Applicable To Certain Class A Shareholders:

        Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

        Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.


DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.


HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CFS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CFS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CFS may require customary additional documentation. Prospectuses of the other Funds are available from the CFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CFS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.


Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.


An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS
A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS
As described under the caption "Organization and History", the Fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes:
SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

        Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

        Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper:
A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

Corporate Bonds:
The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

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Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Municipal Notes:
MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

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

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper:
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

        Prime-1 Highest Quality
        Prime-2 Higher Quality
        Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Corporate Bonds:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

Investment Grade Bond Ratings

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

Conditional
A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Speculative-Grade Bond Ratings

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

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DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these securities, and `D' represents the lowest potential for recovery.

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                                   APPENDIX II

                   Columbia Management Advisors, Inc. ("CMA")
                      Proxy Voting Policies and Procedures

                 Adopted July 1, 2003 and revised March 4, 2005

POLICY:

All proxies/1/ regarding client securities for which Columbia Management Advisors, Inc. ("CMA") has assumed authority to vote shall, unless CMA determines in accordance with policies stated below to abstain from voting, be voted in a manner considered by CMA to be in the best interest of CMA's clients, including the CMG Family Funds/2/ and their shareholders, without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA shall vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following exceptions (unless otherwise agreed) when CMA expects to routinely abstain from voting:

        1. Proxies will usually not be voted in cases where the security has been loaned from the Client's account.

        2. Proxies will usually not be voted in cases where CMA deems the costs to the Client and/or the administrative inconvenience of voting the security (e.g., some foreign securities) outweigh the benefit of doing so.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines, as stated below. For those proxy proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guidelines, the CMG Proxy Committee will determine the best interest of CMA's clients and vote accordingly, without consideration of any resulting benefit or detriment to CMA or its affiliates.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

Separately Managed Accounts

CMA shall vote proxies on securities held in its separately managed accounts.

Columbia Trust Company (CTC) Trust Pools

CMA shall vote proxies on securities held in the trust pools.

CMG Family Funds/CMA Fund Trust

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

Columbia Private Portfolio

CMA shall vote proxies on securities held in its separately managed accounts.

Alternative Investment Group


----------
/1/ The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

/2/ A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

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CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

        (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

        (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

        (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

        (d) development and modification of Voting Procedures, as stated in
        Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST
With Other Bank of America Businesses
Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA
Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts
CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.


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


        1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

        2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

        3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

        4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

                . To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

                . To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                                .       The existence of any current or
                                        prospective material business
                                        relationship between CMA, BAC or any of
                                        their affiliates, on one hand, and any
                                        party (or its affiliates) that is
                                        soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                                .       Any direct, indirect or perceived
                                        influence or attempt to influence such
                                        action which the member or associate
                                        views as being inconsistent with the
                                        purpose or provisions of this Policy or
                                        the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

        . Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

                However, CMA generally will WITHHOLD votes from pertinent director nominees if:

                        (i) the board as proposed to be constituted would have more than one-third of its members from management;

                        (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);


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


                        (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

                        (iv) a director serves on more than six public company boards;

                        (v) the CEO serves on more than two public company boards other than the company's board.

                On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

        . Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

        . Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

        . Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:
                        .       Established governance standards and guidelines.
                        .       Full board composed of not less than two-thirds
                                "independent" directors, as defined by
                                applicable regulatory and listing standards.
                        .       Compensation, as well as audit and nominating
                                (or corporate governance) committees composed entirely of independent directors.
                        .       A designated or rotating presiding independent
                                director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.
                        .       Disclosed processes for communicating with any
                                individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.
                        .       The pertinent class of the Company's voting
                                securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials.
                                This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

        . Proposals that grant or restore shareholder ability to remove directors with or without cause.

        . Proposals to permit shareholders to elect directors to fill board vacancies.

        . Proposals that encourage directors to own a minimum amount of company stock.

        .       Proposals to provide or to restore shareholder appraisal rights.

        .       Proposals to adopt cumulative voting.

        .       Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

        . Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

        . Proposals that give management the ability to alter the size of the board without shareholder approval.


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


        . Proposals that provide directors may be removed only by supermajority vote.

        .       Proposals to eliminate cumulative voting.

        . Proposals which allow more than one vote per share in the election of directors.

        . Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

        . Proposals that mandate a minimum amount of company stock that directors must own.

        .       Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

        . Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

        . Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

        . Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

        . Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

        .       Proposals asking a company to expense stock options.

        .       Proposals to put option repricings to a shareholder vote.

        .       Employee stock purchase plans that have the following features:
                (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

        . Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

        . Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.


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3. Capitalization

CMA generally will vote FOR:

        . Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

                For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

        . Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

        . Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

        . Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

        . CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

        . CMA generally votes FOR shareholder proposals to eliminate a poison pill.

        . CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

        . CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

        . CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

        . CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

        . Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

        . Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:
                        .       Credible reason exists to question:
                                .       The auditor's independence, as
                                        determined by applicable regulatory
                                        requirements.


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


                                .       The accuracy or reliability of the
                                        auditor's opinion as to the company's
                                        financial position.

                        . Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

        . Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

        . Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

        . Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

        . Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

        . Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

        . Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

        . Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

        . Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

        . FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

        . FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7.  Other Matters Relating to Foreign Issues
CMA generally will vote FOR:
        . Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

        . Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

        . Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

        . Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

        . Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

        . Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.


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


8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:
        .       Board structure
        .       Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:
        . Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.
        . Ignore a shareholder proposal that is approved by a majority of shares outstanding;
        . Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;
        . Are interested directors and sit on the audit or nominating committee; or
        . Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:
        .       Past performance relative to its peers
        .       Market in which fund invests
        .       Measures taken by the board to address the pertinent issues
                (e.g., closed-end fund share market value discount to NAV)
        .       Past shareholder activism, board activity and votes on related proposals
        .       Strategy of the incumbents versus the dissidents
        .       Independence of incumbent directors; director nominees
        .       Experience and skills of director nominees
        .       Governance profile of the company
        .       Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:
        .       Past performance as a closed-end fund
        .       Market in which the fund invests
        .       Measures taken by the board to address the discount
        .       Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:
        .       Proposed and current fee schedules
        .       Fund category/investment objective
        .       Performance benchmarks
        .       Share price performance as compared with peers
        .       Resulting fees relative to peers
        .       Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:
        .       Stated specific financing purpose
        .       Possible dilution for common shares
        .       Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:
        .       Potential competitiveness
        .       Regulatory developments
        .       Current and potential returns
        .       Current and potential risk
CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:
        .       Fund's target investments
        .       Reasons given by the fund for the change
        .       Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:
        .       Political/economic changes in the target market
        .       Consolidation in the target market
        .       Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:
        .       Potential competitiveness
        .       Current and potential returns
        .       Risk of concentration
        .       Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:
        .       Strategies employed to salvage the company
        .       Past performance of the fund
        .       Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:
        .       The degree of change implied by the proposal
        .       The efficiencies that could result
        .       The state of incorporation; net effect on shareholder rights
        .       Regulatory standards and implications

CMA will vote FOR:
        . Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)
        . Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval


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


CMA will vote AGAINST:
        .       Proposals enabling the Board to:
                        . Change, without shareholder approval the domicile of the fund
                        . Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:
        .       Regulations of both states
        .       Required fundamental policies of both states
        .       The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:
        .       Fees charged to comparably sized funds with similar objectives
        .       The proposed distributor's reputation and past performance
        .       The competitiveness of the fund in the industry
        .       Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:
        .       Resulting fee structure
        .       Performance of both funds
        .       Continuity of management personnel
        .       Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:
        .       Performance of the fund's NAV
        .       The fund's history of shareholder relations
        .       The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.


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


B. Ability to Vote Proxies Other than as Provided in A Above.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. Proposals Requiring Special Consideration

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

                        1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

                        2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

                        3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

                        4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

                        5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section IV.A.

                        6. Executive/Director Compensation. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

                        7. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

        . CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

        . ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

        . On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

        . ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

        . Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.


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


                . If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

        . Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

        . ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

Part C          OTHER INFORMATION

Item 23.        Exhibits:

                Columbia Municipal Money Market Fund (CMMMF)

                (a)(1) Amendment No. 4 to the Agreement and Declaration of Trust dated November 15, 1991 (2)

                (a)(2) Amendment No. 5 to the Agreement and Declaration of Trust dated April 1, 1999 (3)

                (a)(3) Amendment No. 6 to the Amended and Restated Agreement and Declaration of Trust dated January 26, 2001 (5)

                (a)(4) Amendment No. 7 (filed as No. 6 with State) to the Agreement and Declaration of Trust dated October 13, 2003 (6)

                (b)        By-laws, as amended and restated
                           August 11, 2004 (8)

                (c)        Form of Specimen of Share Certificate (1)

                (d) Management Agreement between Registrant and Columbia Management Advisors, Inc. dated November 1, 2003 (CMMMF) (7)

             (e)(1) Distribution Agreement between the Registrant and Columbia Funds Distributor, Inc. dated April 30, 1999 as amended and restated November 1, 2003 - filed as Exhibit (e)(1) in Part C, Item 23 of Post-Effective Amendment No. 131 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about January 28, 2004 and is hereby incorporated by reference and made a part of this Registration Statement

              (e)(2) Appendix 1 to the Distribution  Agreement between the
                     Registrant and Columbia Funds Distributor, Inc. dated November 1, 2003 - filed as Exhibit (e)(2) in Part C,
                     Item 23 of Post-Effective Amendment No. 131 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about January 28, 2004, and is hereby incorporated by reference and made a part of this Registration Statement

             (e)(3)  12b-1  Plan   Implementing   Agreement  between  the
                     Registrant and Columbia Funds Distributor, Inc. effective November 1, 2003 - filed as Exhibit (k)(7) in Part C, Item 24(2) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-2 of Columbia Floating Rate Advantage Fund (File Nos. 333-51788 and 811-09709), filed with the Commission on or about December 17, 2003 and is hereby incorporated by reference and made a part of this Registration Statement

         (e)(4) Appendix 1 to the 12b-1 Plan Implementing Agreement between the Registrant and Columbia Funds Distributor, Inc. effective November 1, 2003 - filed as Exhibit (k)(8) in Part C, Item 24(2) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-2 of Columbia Floating Rate Advantage Fund (File Nos. 333-51788 and 811-09709), filed with the Commission on or about December 17, 2003, and is hereby incorporated by reference and made a part of this Registration Statement (e)(5) Form of Selling Agreement with Columbia Funds Distributor, Inc. - filed as Exhibit 6(b) in Part C, Item 24(b) of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Columbia Funds Trust I (filed under former name Liberty Funds Trust I) (File Nos. 2-41251 and 811-2214), filed with the Commission on or about November 20, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

          (e)(6) Form of Asset Retention Agreement - filed as Exhibit 6(d) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Columbia Funds Trust VI (filed under former name Liberty Funds Trust VI) (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

           (f)   Not Applicable

         (g)(1)  Custodian  Contract  between  Registrant  and  State
                 Street Bank and Trust Company dated October 24, 2001 - filed as Exhibit (g) in Part C, Item 23(b) of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Columbia Funds Trust II (filed under former name Liberty Funds Trust II) (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

         (g)(2)  Appendix A to the  Custodian  Contract  between
                 Registrant and State Street Bank and Trust Company dated October 13, 2003 - filed as Exhibit (j)(2) in Part C, Item 24(2) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-2 of Columbia Floating Rate Fund (File Nos. 333-51466 and 811-8953), filed with the Commission on or about December 17, 2003, and is hereby incorporated by reference and made a part of this Registration Statement.

          (h)(1) Amended and Restated Shareholders' Servicing and
                 Transfer Agent Agreement dated November 1, 2003 - filed as Exhibit (h)(1) in Part C, Item 23 of Post-Effective Amendment No. 132 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about February 25, 2004, and is hereby incorporated by reference and made a part of this Registration Statement

          (h)(2) Schedule A of Amended and Restated Shareholders'
                 Servicing and Transfer Agent Agreement dated November 1, 2003 - filed as Exhibit (h)(2) in Part C, Item 23 of Post-Effective Amendment No. 132 to the Registration
                 Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about February 25, 2004, and is hereby incorporated by reference and made a part of this Registration Statement

          (h)(3) Appendix I of Amended and Restated Shareholders'
                 Servicing and Transfer Agent Agreement dated November 1, 2003 - filed as Exhibit (h)(3) in Part C, Item 23 of
                 Post-Effective   Amendment  No.  132  to  the   Registration
                 Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 & 811-881), filed with the Commission on or about February 25, 2004, and is hereby incorporated by reference and made a part of this Registration Statement

          (h)(4) Pricing and Bookkeeping Agreement dated November
                 1, 2003 - filed as Exhibit (h)(4) in Part C, Item 23 of Post-Effective Amendment No. 132 to the Registration
                 Statement of Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 & 811-881), filed with the Commission on or about February 25, 2004, and is hereby incorporated by reference and made a part of this Registration Statement

          (h)(5) Schedule A of Pricing and Bookkeeping  Agreement
                 dated  November 1, 2003 - filed as Exhibit (h)(5) in Part C,
                 Item 23 of Post-Effective Amendment No. 132 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about February 25, 2004, and is hereby incorporated by reference and made a part of this Registration Statement

          (h)(6) Appendix I of Pricing and Bookkeeping  Agreement
                 dated  November 1, 2003 - filed as Exhibit (h)(6) in Part C,
                 Item 23 of Post-Effective Amendment No. 132 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about February 25, 2004, and is hereby incorporated by reference and made a part of this Registration Statement

       (h)(7)    Administration    Agreement   with   Columbia
                 Management Advisors, Inc. dated November 1, 2003 (CMMMF) (7)

       (h)(8)(i) Credit Facility between  Registrant and State
                 Street Bank and Trust Company dated July 23, 2004, - filed as Exhibit (h)(7) in Part C, Item 23 of Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of Columbia Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about July 29, 2004, and is hereby incorporated by reference and made a part of this Registration Statement

    (h)(8)(ii)  Amendment  Agreement  No.  1 to the  Credit
                Facility with State Street Bank and Trust Company dated July 22, 2005 - filed as Exhibit (h)(7)(ii) in Part C, Item 23 of Post-Effective Amendment No. 140 to the Registration
                Statement of Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about July 29, 2005, and is hereby incorporated by reference and made a part of this Registration Statement

   (h)(8)(iii)  Instrument  of  Adherence  to  the  Credit
                Facility with State Street Bank and Trust Company on behalf of CMG Fund Trust, on behalf of its series CMG Core Bond Fund dated July 22, 2005 - filed as Exhibit (h)(7)(iii) in Part C, Item 23 of Post-Effective Amendment No. 140 to the Registration Statement of Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the
                Commission on or about July 29, 2005, and is hereby incorporated by reference and made a part of this Registration Statement

   (h)(8)(iv)   Instrument  of  Adherence  to  the  Credit
                Facility with State Street Bank and Trust Company on behalf of SteinRoe Variable Investment Trust, dated July 22, 2005 - filed as Exhibit (h)(7)(iv) in Part C, Item 23 of
                Post-Effective   Amendment  No.  140  to  the   Registration
                Statement of Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about July 29, 2005, and is hereby incorporated by reference and made a part of this Registration Statement

    (h)(8)(v)   Instrument   of  Adherence  to  the  Credit
                Facility with State Street Bank and Trust Company on behalf of Liberty Variable Investment Trust, dated July 22, 2005 - filed as Exhibit (h)(7)(v) in Part C, Item 23 of
                Post-Effective   Amendment  No.  140  to  the   Registration
                Statement of Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about July 29, 2005, and is hereby incorporated by reference and made a part of this Registration Statement

         (i)    Opinion and Consent of Counsel (with respect to CMMMF) (4)

         (j) Consent of Independent Registered Public Accounting Firm (PricewaterhouseCoopers)

         (k)    Not Applicable

         (l)    Not Applicable

        (m)(1)  Rule  12b-1  Distribution  Plan - dated July 1,
                2001 as amended and restated July 1, 2002, November 4, 2002, November 1, 2003 and May 11, 2004 - filed as exhibit (m)(1) in Part C, Item 23 of Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of Columbia Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about July 29, 2004, and is hereby incorporated by reference and made a part of this Registration Statement.

         (m)(2) Appendix 1 to Rule 12b-1 Distribution Plan dated
                May 11, 2004 - filed as exhibit (m)(2) in Part C, Item 23 of Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of Columbia Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about July 29, 2004, and is hereby incorporated by reference and made a part of this Registration Statement.

        (n)     Rule 18f-3(d) Plan under the Investment Company Act
                 of 1940 - effective April 22, 1996, and amended and restated December 12, 2001, July 26, 2002, November 1, 2002, November 1, 2003 and February 17, 2004 - filed as Exhibit (n) in Part C, Item 23 of Post-Effective Amendment No. 132 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about February 25, 2004, and is hereby incorporated by reference and made a part of this Registration Statement

        (o)    Not applicable

        (p)    Code of Ethics  of  Columbia  Management  Advisors,
               Inc., the Funds, Columbia Funds Services, Inc. and Columbia Funds Distributor, Inc., effective January 1, 2005 - filed as Exhibit (p) in Part C, Item 23 of Post-Effective Amendment No. 140 to the Registration Statement of Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about July 29, 2005, and is hereby incorporated by reference and made a part of this Registration Statement


Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Patrick J. Simpson, Thomas E. Stitzel, Thomas C. Theobald, Anne-Lee Verville and Richard L. Woolworth - filed in Part C, Item 24(2) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-2 of Columbia Floating Rate Fund (File Nos. 333-51466 and 811-8953), filed with the Commission on or about December 17, 2003, and is hereby incorporated by reference and made a part of this Registration Statement

 (1) Incorporated by reference to Post-Effective Amendment No. 45 filed on or about March 21, 1997.
 (2) Incorporated by reference to Post-Effective Amendment No. 46 filed on or about July 31, 1997.
 (3) Incorporated by reference to Post-Effective Amendment No. 54 filed on or about May 26, 1999.
 (4) Incorporated by reference to Post-Effective Amendment No. 58 filed on or about February 18, 2000.
 (5) Incorporated by reference to Post-Effective Amendment No. 61 filed on or about March 28, 2001.
 (6) Incorporated by reference to Post-Effective Amendment No. 67 filed on or about October 28, 2003.
 (7) Incorporated by reference to Post-Effective Amendment No. 69 filed on or about July 29, 2004.
 (8) Incorporated by reference to Post-Effective Amendment No. 70 filed on or about January 28, 2005.
 (9) Incorporated by reference to Post-Effective Amendment No. 71 filed on or about March 30, 2005.

Item 24.         Persons Controlled by or Under Common Control with Registrant

                 None

Item 25.         Indemnification

                 See Article VIII of Amendment No. 4 to the Agreement and Declaration of Trust filed as Exhibit (a)(1) hereto.

                 The Registrant's advisor/administrator, Columbia Management Advisors, Inc., has an ICI Mutual Insurance Company Directors and Officers/Errors and Omissions Liability insurance policy. The policy provides indemnification to the Registrant's trustees and officers.

Item 26.         Business and Other Connections of Investment Adviser

                 The business and other connections of the officers and directors of Columbia Management Advisors, Inc. are listed on the Form ADV of Columbia Management Advisors, Inc. as currently on file with the Commission (File No. 801-5930).


Item 27.          Principal Underwriter


(a) Columbia Funds Distributor, Inc. (CFDI), a subsidiary of Columbia Management Advisors, Inc., is the Registrant's principal underwriter. CFDI acts in such capacity for each series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII,Liberty Variable Investment Trust, SteinRoe Variable Investment Trust, Columbia Funds Trust VIII, Columbia Funds Trust IX, Columbia Funds Trust XI, Columbia Acorn Trust, Wanger Advisors Trust, Galaxy Fund and for Columbia Balanced Fund,Inc., Columbia Daily Income Company, Inc., Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon
      Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund Inc. and Columbia Technology Fund, Inc.


(b)   The  table  below  lists  each   director  or  officer  of  the  principal
      underwriter named in the answer to Item 20.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Ahmed, Yakob           V.P.                  None

Aldi, Andrew           V.P.                  None

Anderson, Judith       V.P.                  None

Ash, James             V.P.                  None

Banks, Keith           Director              None

Ballou, Rick           Sr. V.P.              None

Bartlett, John         Managing Director     None

Blumenfeld, Alexander  V.P.                  None

Bozek, James           Sr. V.P.              None

Brantley, Thomas       Sr. V.P.-Tax          None

Brown, Beth            Sr. V.P.              None

Claiborne, Douglas     Sr. V.P.              None

Climer, Quentin        V.P.                  None

Conley, Brook          V.P.                  None

Davis, W. Keith        Sr. V.P.-Tax          None

Desilets, Marian       V.P.                  Asst. Secretary

Devaney, James         Sr. V.P.              None

Doyle, Matthew         V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Feldman, David         Managing Director     None

Feloney, Joseph        Sr. V.P.              None

Ferullo, Jeanne        V.P.                  None

Fisher, James          V.P.                  None

Ford, David            V.P.                  None

Froude, Donald         Director/President    None

Gellman, Laura D.      Conficts of Interest  None
                       Officer

Gentile, Russell       V.P.                  None

Goldberg, Matthew      Sr. V.P.              None

Grace, Anthony         V.P.                  None

Gubala, Jeffrey        V.P.                  None

Guenard, Brian         V.P.                  None

Iudice, Jr., Philip    Chief Financial       None
                       Officer

Jones, Cynthia         V.P.                  None

Kerin, Matthew A.      Chief Operating       None
                       Officer

Henderson, R. Scott    Secretary             Secretary

Lynch, Andrew          Managing Director     None

Lynn, Jerry            V.P.                  None

Andrei G. Magasiner    Treasurer             None

Marcelonis, Sheila     V.P.                  None

Martin, William W.     Operational Risk      None
                       Officer

Miller, Anthony        V.P.                  None

Miller, Gregory M.     V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

Mroz, Gregory S.       Sr. V.P.-Tax          None

Nickodemus, Paul       V.P.                  None

Nigrosh, Diane J.      Chief Compliance      None
                       Officer

Owen, Stephanie        V.P.                  None

Penitsch, Marilyn      V.P.                  None

Piken, Keith           Sr. V.P.              None

Ratto, Gregory         V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Ross, Gary             Sr. V.P.              None

Schug, Derek           V.P.                  None

Scully-Power, Adam     V.P.                  None

Seller, Gregory       V.P.                   None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      Sr. V.P.              None

Studer, Eric           Sr. V.P.              None

Unckless, Amy L.       Corporate Ombudsman   None

Waldron, Thomas        V.P.                  None

Walsh, Brian           V.P.                  None

Wess, Valerie          Sr. V.P.              None

Wilson, Christopher    Sr. V.P.              President

Yates, Susan           V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA 02111.

Item 28.         Location of Accounts and Records

                 Persons maintaining physical possession of accounts, books and other documents required to be maintained by
                 Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment adviser and/or administrator, Columbia Management Advisors, Inc.; Registrant's administrator, Columbia Management Advisors, Inc.; Registrant's principal underwriter, Columbia Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Columbia Funds Services, Inc.; and the Registrant's custodian, State Street Bank and Trust Company. The address for each person except the Registrant's investment advisor/administrator and custodian is One Financial Center, Boston, MA 02111. The Registrant's investment advisor's/administrator's address is 100 Federal Street, Boston, MA 02110. The custodian's address is located at 2 Avenue De Lafayette, Boston, MA 02111-2900.

Item 29.         Management Services

                 See Item 15, Part A and Item 13, Part B

Item 30.         Undertakings

                 Not applicable

                                 NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Columbia Funds Trust IV is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this amendment to the Trust's Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbia Funds Trust IV, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 29th day of July, 2005.

                             COLUMBIA FUNDS TRUST IV



                          By: /s/ CHRISTOPHER L. WILSON
                        Christopher L. Wilson, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES                          TITLE                        DATE



/s/   CHRISTOPHER L. WILSON    President (chief                  July 29, 2005
      Christopher L. Wilson    executive officer)



/s/   J. KEVIN CONNAUGHTON     Treasurer (principal financial    July 29, 2005
      J. Kevin Connaughton     officer)



/s/   MICHAEL G. CLARKE        Chief Accounting Officer          July 29, 2005
      Michael G. Clarke        (principal accounting officer)

DOUGLAS A. HACKER*          Trustee
Douglas A. Hacker


JANET LANGFORD KELLY*       Trustee
Janet Langford Kelly


RICHARD W. LOWRY*           Trustee       */s/ VINCENT P. PIETROPAOLO
Richard W. Lowry                               Vincent P. Pietropaolo
                                               Attorney-in-fact
                                               July 29, 2005
WILLIAM E. MAYER*           Trustee
William E. Mayer


DR. CHARLES R. NELSON *     Trustee
Dr. Charles R. Nelson


JOHN J. NEUHAUSER*          Trustee
John J. Neuhauser


PATRICK J. SIMPSON*                             Trustee
Patrick J. Simpson


THOMAS E. STITZEL*                              Trustee
Thomas E. Stitzel


THOMAS C. THEOBALD*                             Trustee
Thomas C. Theobald


ANNE-LEE VERVILLE*                              Trustee
Anne-Lee Verville

RICHARD L. WOOLWORTH*                           Trustee
Richard L. Woolworth

                                          EXHIBIT INDEX


(j)      Consent of Independent Registered Public Accounting Firm
         (PricewaterhouseCoopers)